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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08405

Select Money Market Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 6 of its series, Institutional 100% Treasury Money Market Fund, Institutional Money Market Fund, Institutional Municipal Money Market Fund, Institutional Treasury Money Market Fund, Institutional U.S. Government Money Market Fund and Prime Cash Management Money Market Fund, for the year ended February 28, 2005. These 6 series have a 02/28 fiscal year end.

Date of reporting period: 02/28/05

Item 1 - Reports to Stockholders.

Evergreen Institutional 100% Treasury Money Market Fund

Evergreen

INSTITUTIONAL 100% TREASURY MONEY MARKET FUND

Annual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
17	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
20	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional 100% Treasury Money Market Fund, which covers the twelve-month period ended February 28, 2005.

The importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and liquidity during buying opportunities. However, with interest rate levels just recently starting to rise from multi-decade lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

1

LETTER TO SHAREHOLDERS continued

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would sustain the expansion. Yet, as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these mixed signals, we believed that these signals were a characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP had moderated to what we considered a more sustainable, and less inflationary, pace of growth.

Despite this moderation in economic growth, the Federal Reserve embarked on its “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan issued transparent public statements, attempting to assuage market angst. Yet, despite his statements, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did market interest rates at the long end of the yield curve begin to recover, a process that continued for the balance of the period.

2

LETTER TO SHAREHOLDERS continued

We continue to advise our clients to adhere to allocation strategies, including an appropriate allocation to money market funds, in order to provide continued stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*

Portfolio inception date: 12/8/1997

			Lipper	Merrill
		Institutional	Institutional	Lynch
	Institutional	Service	U.S. Treasury	3-Month
	Shares	Shares	Money	U.S.
	(Class I)	(Class IS)	Markets	Treasury
Class inception date	12/8/1997	12/22/1997	Median	Bill Index†

Nasdaq symbol	EUIXX	ESIXX

Average annual return

1-year	1.11%	0.86%	1.10%	1.51%

5-year	2.49%	2.24%	2.42%	2.84%

Since portfolio inception	3.23%	2.96%	3.17%	3.53%

7-day annualized yield	1.91%	1.68%	N/A	N/A

30-day annualized yield	1.80%	1.57%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2005, there were 142 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.25% for Class IS. Class I does not pay a 12b-1 fee.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

†Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,007.22	$1.64
Class IS	$ 1,000.00	$ 1,006.00	$2.88
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.16	$1.66
Class IS	$ 1,000.00	$ 1,021.92	$2.91

* For or each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.33% for Class I and 0.58% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.011	0.007	0.015	0.032	0.058

Distributions to shareholders from
Net investment income	(0.011)	(0.007)	(0.015)	(0.032)	(0.058)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	1.11%	0.70%	1.48%	3.28%	5.98%

Ratios and supplemental data
Net assets, end of period (thousands)	$369,460	$449,943	$487,684	$409,199	$239,204
Ratios to average net assets
Expenses[2]	0.33%	0.31%	0.18%	0.13%	0.12%
Net investment income	1.09%	0.70%	1.44%	3.05%	5.82%

1 Year ended February 29.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.009	0.004	0.012	0.030	0.056

Distributions to shareholders from
Net investment income	(0.009)	(0.004)	(0.012)	(0.030)	(0.056)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	0.86%	0.45%	1.23%	3.02%	5.71%

Ratios and supplemental data
Net assets, end of period (thousands)	$218,046	$256,132	$364,153	$219,117	$284,237
Ratios to average net assets
Expenses[2]	0.58%	0.56%	0.43%	0.38%	0.37%
Net investment income	0.88%	0.45%	1.19%	3.01%	5.60%

1 Year ended February 29.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

February 28, 2005

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 100.3%
U.S. Treasury Bills :
2.02%, 03/10/2005 *	$9,478,000	$9,473,214
2.05%, 03/03/2005 *	8,949,000	8,947,981
2.06%, 03/03/2005 *	5,753,000	5,752,342
2.08%, 03/10/2005 *	38,183,000	38,163,145
2.11%, 03/03/2005 *	28,349,000	28,345,677
2.14%, 03/24/2005 *	60,671,000	60,588,049
2.24%, 04/07/2005 *	848,000	846,048
2.27%, 03/03/2005 *	2,415,000	2,414,695
2.29%, 03/31/2005 *	11,205,000	11,183,664
2.31%, 03/10/2005 *	4,571,000	4,568,366
2.34%, 03/17/2005 *	3,429,000	3,425,441
2.35%, 03/17/2005 – 04/14/2005 *	83,671,000	83,512,868
2.36%, 04/14/2005 *	12,585,000	12,548,699
2.43%, 05/19/2005 *	1,225,000	1,218,481
2.44%, 03/24/2005 *	1,636,000	1,633,448
2.56%, 05/19/2005 *	35,000,000	34,803,378
2.57%, 05/19/2005 *	31,460,000	31,282,919
2.58%, 05/12/2005 *	52,796,000	52,523,573
2.62%, 06/02/2005 *	3,606,000	3,581,640
U.S. Treasury Notes:
1.625%, 03/31/2005 – 09/30/2005	148,736,000	148,628,485
1.875%, 11/30/2005	35,641,000	35,449,982
6.50%, 08/15/2005	10,000,000	10,200,748

Total Investments (cost $589,092,843) 100.3%		589,092,843
Other Assets and Liabilities (0.3%)		(1,586,621)

Net Assets 100.0%		$587,506,222

* Rate shown represents the yield to maturity at date of purchase.

The following table shows the percent of total investments by credit quality as of February 28, 2005 (unaudited):
Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2005 (unaudited):
2 – 7 days		7.7%
8 – 60 days		49.4%
61 – 120 days		30.9%
121 – 240 days		6.0%
241+ days		6.0%

		100.0%

See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005

Assets
Investments at amortized cost	$589,092,843
Cash	1,024
Interest receivable	1,054,618
Prepaid expenses and other assets	28,120

Total assets	590,176,605

Liabilities
Dividends payable	662,252
Payable for Fund shares redeemed	1,950,006
Advisory fee payable	3,390
Distribution Plan expenses payable	1,506
Due to other related parties	2,046
Accrued expenses and other liabilities	51,183

Total liabilities	2,670,383

Net assets	$587,506,222

Net assets represented by
Paid-in capital	$587,592,801
Undistributed net investment income	9,586
Accumulated net realized losses on securities	(96,165)

Total net assets	$587,506,222

Net assets consists of
Class I	$369,460,107
Class IS	218,046,115

Total net assets	$587,506,222

Shares outstanding
Class I	369,342,646
Class IS	217,949,964

Net asset value per share
Class I	$1.00
Class IS	$1.00

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Year Ended February 28, 2005

Investment income
Interest	$9,299,512

Expenses
Advisory fee	1,368,308
Distribution Plan expenses	498,711
Administrative services fee	390,945
Transfer agent fees	10,468
Trustees’ fees and expenses	9,250
Printing and postage expenses	22,604
Custodian and accounting fees	161,511
Registration and filing fees	109,402
Professional fees	27,766
Other	33,779

Total expenses	2,632,744
Less: Expense reductions	(3,782)
Expense reimbursements	(122)

Net expenses	2,628,840

Net investment income	6,670,672

Net realized losses on securities	(91,005)

Net increase in net assets resulting from operations	$6,579,667

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2005		2004 (a)

Operations
Net investment income		$6,670,672		$4,733,539
Net realized gains or losses
on securities		(91,005)		35,385

Net increase in net assets resulting
from operations		6,579,667		4,768,924

Distributions to
shareholders from
Net investment income
Class I		(4,977,592)		(3,175,524)
Class IS		(1,777,600)		(1,557,097)

Total distributions to shareholders		(6,755,192)		(4,732,621)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	1,685,192,199	1,685,192,199	2,126,578,203	2,126,578,203
Class IS	607,832,355	607,832,355	657,272,790	657,272,790

		2,293,024,554		2,783,850,993

Net asset value of shares issued in
reinvestment of distributions
Class I	372,018	372,018	362,460	362,460
Class IS	534,563	534,563	397,928	397,928

		906,581		760,388

Payment for shares redeemed
Class I	(1,765,931,095)	(1,765,931,095)	(2,164,700,506)	(2,164,700,506)
Class IS	(646,393,564)	(646,393,564)	(765,708,019)	(765,708,019)

		(2,412,324,659)		(2,930,408,525)

Net decrease in net assets resulting
from capital share transactions		(118,393,524)		(145,797,144)

Total decrease in net assets		(118,569,049)		(145,760,841)
Net assets
Beginning of period		706,075,271		851,836,112

End of period		$587,506,222		$706,075,271

Undistributed net investment
income		$9,586		$220,382

(a) Year ended February 29.

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional 100% Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”) and Institutional Service (“Class IS”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class IS shares pay an ongoing distribution fee. Class I shares are not subject to a distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividends paid through share redemptions.

13

NOTES TO FINANCIAL STATEMENTS continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.21% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2005, EIMC reimbursed expenses in the amount of $122.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class IS shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares.

5. SECURITIES TRANSACTIONS

On February 28, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2005, the Fund incurred and will elect to defer post-October losses of $96,165.

14

NOTES TO FINANCIAL STATEMENTS continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2005, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $9,586 and post-October losses in the amount of $96,165.

The tax character of distributions paid were $6,755,192 and $4,732,621 of ordinary income for the years ended February 28, 2005 and February 29, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing

15

NOTES TO FINANCIAL STATEMENTS continued

its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen fund.

16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional 100% Treasury Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional 100% Treasury Money Market Fund as of February 28, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 20, 2005

17

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18

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19

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2004

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

565575 rv2 4/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565575 rv2 4/2005

Evergreen Institutional Money Market Fund

Evergreen

INSTITUTIONAL MONEY MARKET FUND

Annual Report
as of February 28, 2005

Evergreen Investments™
MUTUAL FUNDS

1	L E T T E R T O S H A R E H O L D E R S
4	F U N D AT A G L A N C E
6	A B O U T Y O U R F U N D ’ S E X P E N S E S
7	F I N A N C I A L H I G H L I G H T S
14	S C H E D U L E O F I N V E S T M E N T S
20	S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S
21	S TAT E M E N T O F O P E R AT I O N S
22	S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S
23	N O T E S T O F I N A N C I A L S TAT E M E N T S
28	R E P O RT O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M
32	T R U S T E E S A N D O F F I C E R S

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional Money Market Fund, which covers the twelve-month period ended February 28, 2005.

The importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and liquidity during buying opportunities. However, with interest rate levels just recently starting to rise from multi-decade lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

1

LETTER TO SHAREHOLDERS continued

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would sustain the expansion. Yet, as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these mixed signals, we believed that these signals were a characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP had moderated to what we considered a more sustainable, and less inflationary, pace of growth.

Despite this moderation in economic growth, the Federal Reserve embarked on its “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan issued transparent public statements, attempting to assuage market angst. Yet, despite his statements, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did market interest rates at the long end of the yield curve begin to recover, a process that continued for the balance of the period.

2

LETTER TO SHAREHOLDERS continued

We continue to advise our clients to adhere to allocation strategies, including an appropriate allocation to money market funds, in order to provide continued stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

M A N A G E M E N T   T E A M

J. Kellie Allen

Bryan K. White, CFA

P E R F O R M A N C E   A N D   R E T U R N S *

Portfolio inception date: 11/19/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	11/19/1996	5/1/2001

Nasdaq symbol	EMIXX	EMDXX

Average annual return

1-year	1.51%	1.46%

5-year	2.86%	2.82%

Since portfolio inception	3.92%	3.89%

7-day annualized yield	2.38%	2.33%

30-day annualized yield	2.32%	2.27%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2005, there were 302 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

						Merrill
	Institutional				Lipper	Lynch
Investor	Service	Participant	Reserve	Resource	Institutional	3-Month
Shares	Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
5/1/2001	11/26/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index †

EMNXX	EMSXX	EMPXX	EMVXX	EMOXX

1.41%	1.25%	1.00%	0.85%	0.70%	1.23%	1.51%

2.78%	2.60%	2.46%	2.35%	2.23%	2.58%	2.84%

3.87%	3.66%	3.68%	3.61%	3.53%	3.64%	3.75%

2.28%	2.13%	1.88%	1.73%	1.58%	N/A	N/A

2.22%	2.07%	1.82%	1.67%	1.52%	N/A	N/A

7 - D AY   A N N U A L I Z E D   Y I E L D

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,009.49	$1.05
Class AD	$ 1,000.00	$ 1,009.24	$1.30
Class IN	$ 1,000.00	$ 1,008.99	$1.54
Class IS	$ 1,000.00	$ 1,008.24	$2.29
Class P	$ 1,000.00	$ 1,006.99	$3.53
Class RV	$ 1,000.00	$ 1,006.25	$4.28
Class RC	$ 1,000.00	$ 1,005.50	$5.02
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.75	$1.05
Class AD	$ 1,000.00	$ 1,023.51	$1.30
Class IN	$ 1,000.00	$ 1,023.26	$1.56
Class IS	$ 1,000.00	$ 1,022.51	$2.31
Class P	$ 1,000.00	$ 1,021.27	$3.56
Class RV	$ 1,000.00	$ 1,020.53	$4.31
Class RC	$ 1,000.00	$ 1,019.79	$5.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.26% for Class AD, 0.31% for Class IN, 0.46% for Class IS, 0.71% for Class P, 0.86% for Class RV and 1.01% for Class RC), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.015	0.010	0.017	0.035	0.063

Distributions to shareholders from
Net investment income	(0.015)	(0.010)	(0.017)	(0.035)	(0.063)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	1.51%	1.05%	1.75%	3.58%	6.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,534,653	$13,392,535	$19,297,892	$11,290,424	$6,261,505
Ratios to average net assets
Expenses[2]	0.21%	0.21%	0.21%	0.22%	0.21%
Net investment income	1.46%	1.06%	1.70%	3.35%	6.31%

1 Year ended February 29.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.014	0.010	0.017	0.026

Distributions to shareholders from
Net investment income	(0.014)	(0.010)	(0.017)	(0.026)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.46%	1.00%	1.70%	2.63%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,665	$10,951	$13,017	$25,635
Ratios to average net assets
Expenses[3]	0.25%	0.26%	0.26%	0.27%[4]
Net investment income	1.27%	1.02%	1.58%	2.59%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.014	0.009	0.016	0.026

Distributions to shareholders from
Net investment income	(0.014)	(0.009)	(0.016)	(0.026)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.41%	0.95%	1.65%	2.59%

Ratios and supplemental data
Net assets, end of period (thousands)	$197,022	$190,016	$252,560	$123,849
Ratios to average net assets
Expenses[3]	0.31%	0.31%	0.31%	0.32%[4]
Net investment income	1.44%	0.94%	1.59%	2.91%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.012	0.008	0.015	0.033	0.061

Distributions to shareholders from
Net investment income	(0.012)	(0.008)	(0.015)	(0.033)	(0.061)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	1.25%	0.80%	1.49%	3.32%	6.23%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,368,390	$2,474,978	$3,082,949	$3,896,538	$3,258,376
Ratios to average net assets
Expenses[2]	0.46%	0.46%	0.46%	0.47%	0.45%
Net investment income	1.24%	0.80%	1.50%	3.21%	6.05%

1 Year ended February 29.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28

CLASS P	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.010	0.005	0.012	0.022

Distributions to shareholders from
Net investment income	(0.010)	(0.005)	(0.012)	(0.022)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.00%	0.55%	1.24%	2.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$208,689	$144,513	$145,570	$155,419
Ratios to average net assets
Expenses[3]	0.71%	0.71%	0.71%	0.74%[4]
Net investment income	1.04%	0.55%	1.20%	1.99%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RV	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.008	0.004	0.011	0.021

Distributions to shareholders from
Net investment income	(0.008)	(0.004)	(0.011)	(0.021)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.85%	0.40%	1.09%	2.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 435	$27,444	$25,146	$20,408
Ratios to average net assets
Expenses[3]	0.85%	0.86%	0.86%	0.87%[4]
Net investment income	0.54%	0.40%	1.06%	2.35%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RC	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.007	0.002	0.009	0.020

Distributions to shareholders from
Net investment income	(0.007)	(0.002)	(0.009)	(0.020)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.70%	0.24%	0.94%	1.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$18,984	$27,381	$14,699	$32,130
Ratios to average net assets
Expenses[3]	1.00%	1.01%	1.01%	1.03%[4]
Net investment income	0.59%	0.23%	0.85%	1.73%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

February 28, 2005

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 7.5%
Credit Suisse First Boston Corp.:
2.57%, 11/10/2005	$100,000,000	$100,000,000
2.74%, 12/09/2005	125,000,000	125,000,000
Deutsche Bank AG:
1.53%, 05/06/2005	225,000,000	225,000,000
2.45%, 10/07/2005	125,000,000	125,000,000
2.81%, 12/12/2005	100,000,000	100,000,000
First Tennessee Bank:
2.66%, 04/18/2005	50,000,000	50,000,000
2.75%, 12/13/2005	75,000,000	75,000,000
National Bank of Commerce, 2.63%, 03/28/2005	50,000,000	49,998,370
SunTrust Banks, Inc., 2.56%, 04/11/2005	50,000,000	50,000,000
UBS AG, 2.76%, 12/14/2005	100,000,000	100,011,651

Total Certificates of Deposit (cost $1,000,010,021)		1,000,010,021

COMMERCIAL PAPER 37.1%
Asset-Backed 33.6%
Amstel Funding Corp., 2.80%, 05/23/2005	69,888,000	69,436,834
ASAP Funding, 2.58%, 03/24/2005	100,000,000	99,835,167
Barton Capital Corp., 2.70%, 05/24/2005	65,509,000	65,096,293
Blue Heron Funding Corp.:
2.63%, 03/21/2005 144A	50,000,000	50,000,000
2.68%, 03/25/2005 144A	50,000,000	50,000,000
Blue Spice LLC:
2.65%, 04/29/2005	80,000,000	79,668,014
2.68%, 05/03/2005	50,000,000	49,765,500
Check Point Charlie, Inc.:
2.55%, 03/07/2005	25,550,000	25,539,141
2.56%, 03/21/2005	44,300,000	44,245,565
2.63%, 04/11/2005	25,200,000	25,124,519
2.71%, 05/03/2005	40,500,000	40,307,929
2.76%, 05/16/2005	70,000,000	69,605,550
2.84%, 05/25/2005	53,000,000	52,644,606
Chesham LLC:
2.55%, 03/23/2005	241,949,000	241,667,378
2.76%, 05/17/2005	50,000,000	49,704,834
Citibank Credit Card Corp.:
2.58%, 03/28/2005	50,000,000	49,903,250
2.60%, 03/30/2005	26,500,000	26,444,497
2.62%, 04/06/2005	75,000,000	74,803,500
Citigroup Global Markets Holdings, 2.63%, 04/22/2005	50,000,000	49,810,056
Concord Minutemen Capital Co. LLC:
2.57%, 03/16/2005	147,650,000	147,650,000
2.64%, 04/20/2005	50,598,000	50,412,474
2.85%, 05/24/2005	50,000,000	49,667,500
Crown Point Capital Co., 2.58%, 04/01/2005	75,279,000	75,111,755
Descartes Funding Trust, 2.59%, 03/15/2005	100,000,000	100,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Discover Card Financial, 2.54%, 03/07/2005	$30,000,000	$29,987,300
Eiffel Funding LLC, 2.57%, 03/01/2005	25,000,000	25,000,000
Galaxy Funding, Inc., 2.75%, 05/23/2005	25,000,000	24,841,493
Gemini Securitization Corp., 2.66%, 04/18/2005	50,000,000	49,822,667
Grampian Funding Corp.:
2.73%, 05/17/2005	50,000,000	49,708,042
2.75%, 05/31/2005	40,000,000	39,721,945
Greyhawk Funding Corp., 2.70%, 05/09/2005	100,000,000	99,482,500
International Lease Finance Corp., 2.64%, 04/25/2005	50,000,000	49,798,333
Lake Constance Funding, 2.40%, 03/07/2005	45,000,000	44,982,000
Legacy Capital Corp., 2.80%, 05/17/2005	50,000,000	49,700,555
Lexington Parker Capital Corp.:
2.70%, 05/05/2005	40,495,000	40,297,587
2.76%, 05/16/2005	50,833,000	50,536,813
Lockhart Funding LLC:
2.55%, 03/14/2005	32,528,000	32,498,047
2.61%, 04/04/2005	100,000,000	99,753,500
2.78%, 05/19/2005	120,000,000	119,267,933
Mane Funding Corp.:
2.54%, 03/17/2005	50,000,000	49,943,555
2.64%, 04/21/2005	52,339,000	52,143,252
Mortgage Interest Net Trust Plus, 2.56%, 03/15/2005	75,000,000	74,925,333
Neptune Funding Corp. LP:
2.55%, 03/18/2005	75,000,000	74,909,688
2.65%, 04/11/2005	100,000,000	99,698,194
2.70%, 04/28/2005	30,000,000	29,869,500
Paradigm Funding LLC:
2.54%, 03/14/2005	81,785,000	81,709,985
2.58%, 03/28/2005	80,000,000	79,845,200
2.62%, 04/11/2005	50,000,000	49,850,806
Park Granada LLC:
2.55%, 03/24/2005	79,975,000	79,844,707
2.59%, 03/29/2005	50,000,000	49,899,278
2.62%, 03/28/2005	75,000,000	74,852,625
2.67%, 04/14/2005	50,000,000	49,836,833
Perry Global Funding, 2.64%, 03/28/2005	35,000,000	34,930,700
Rhineland Funding Capital Corp.:
2.47%, 03/15/2005	88,000,000	87,915,471
2.54%, 03/21/2005	22,677,000	22,645,000
2.57%, 04/05/2005	68,662,000	68,492,031
2.60%, 04/14/2005	29,282,000	29,188,948
2.63%, 03/29/2005	25,987,000	25,933,842
Scaldis Capital, Ltd., 2.60%, 03/01/2005	53,881,000	53,881,000
Sheffield Receivables Corp., 2.62%, 03/28/2005	25,635,000	25,584,627
Skandinaviska Enskilda Banken, 2.76%, 05/16/2005	50,000,000	49,708,667

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Syndicated Loan Funding Trust, 2.72%, 03/21/2005 144A	$ 30,000,000	$30,000,000
Thames Asset Global Securitization, Inc., 2.76%, 05/18/2005	58,198,000	57,849,976
Thornburg Capital LLC:
2.58%, 03/17/2005	120,000,000	119,926,183
2.63%, 03/24/2005	70,000,000	69,882,380
Three Crowns Funding LLC:
2.53%, 03/09/2005	31,179,000	31,161,471
2.54%, 03/16/2005	52,197,000	52,141,758
2.66%, 04/18/2005	44,196,000	44,039,252
Three Pillars Funding Corp., 2.56%, 03/24/2005	45,000,000	44,926,400
Ticonderoga Funding LLC, 2.55%, 03/24/2005	50,000,000	49,918,542
Travelers Insurance Co., 2.73%, 04/01/2005	200,000,000	200,000,000
Yorktown Capital LLC, 2.54%, 03/21/2005	100,000,000	99,858,889

		4,487,157,170

Capital Markets 0.5%
Goldman Sachs Group, Inc., 2.72%, 03/21/2005	64,100,000	64,248,577

Consumer Finance 1.9%
Ford Motor Credit Corp.:
2.56%, 03/28/2005	100,000,000	99,808,000
2.66%, 04/18/2005	50,000,000	49,822,667
General Electric Capital Corp., 2.77%, 04/01/2005	100,000,000	100,000,000

		249,630,667

Diversified Financial Services 1.1%
Sigma Finance, Inc.:
2.64%, 04/20/2005	90,000,000	89,670,000
2.68%, 04/25/2005	54,500,000	54,276,853

		143,946,853

Total Commercial Paper (cost $4,944,983,267)		4,944,983,267

CORPORATE BONDS 28.4%
Capital Markets 6.1%
Bear Stearns Co., Inc., FRN, 2.61%, 03/07/2005	125,000,000	125,000,000
Merrill Lynch & Co., Inc., FRN, 2.74%, 03/11/2005	300,000,000	300,000,000
Morgan Stanley:
2.58%, 03/03/2005	100,000,000	99,956,202
7.75%, 06/15/2005	86,816,000	88,142,061
FRN, 2.59%, 03/15/2005	200,000,000	199,892,673

		812,990,936

Commercial Banks 3.1%
Marshall & Ilsley Bank Corp., FRN:
2.70%, 03/20/2005	80,000,000	80,000,000
5.21%, 12/15/2005	130,000,000	132,299,387
National City Corp., 7.20%, 05/15/2005	31,134,000	31,448,545

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

CORPORATE BONDS continued
Commercial Banks continued
United States Bancorp., 4.75%, 06/30/2005	$ 45,000,000	$45,363,534
Wells Fargo Bank & Co., 2.55%, 03/02/2005	130,000,000	130,000,000

		419,111,466

Consumer Finance 5.9%
BMW U.S. Capital Corp. LLC:
2.62%, 03/24/2005	200,000,000	200,000,000
4.23%, 06/07/2005	100,000,000	100,535,375
General Electric Capital Corp., FRN:
2.69%, 03/09/2005	100,000,000	100,000,000
2.69%, 03/17/2005	230,000,000	230,000,000
2.74%, 04/25/2005	150,000,000	150,085,466

		780,620,841

Diversified Financial Services 6.7%
Allstate Life Global Funding, 2.62%, 03/15/2005 144A	80,000,000	80,000,000
CC USA, Inc.:
1.57%, 04/26/2005 144A	50,000,000	50,000,000
2.86%, 05/26/2005 144A	60,000,000	59,997,983
Citigroup, Inc., 6.75%, 12/01/2005	41,549,000	42,778,328
International Lease Finance Corp., 5.95%, 06/06/2005	56,675,000	57,237,043
JPMorgan Chase & Co., FRN, 2.69%, 03/07/2005	200,000,000	200,009,941
Liberty Lighthouse U.S. Capital Corp.:
2.03%, 05/20/2005 144A	100,000,000	100,000,000
FRN, 3.08%, 01/06/2006 144A	100,000,000	100,000,000
Sigma Finance, Inc.:
1.58%, 05/06/2005 144A	150,000,000	150,000,000
1.87%, 05/17/2005 144A	60,000,000	60,000,000

		900,023,295

Diversified Telecommunication Services 1.8%
BellSouth Corp., 4.12%, 04/26/2005 144A	225,000,000	225,860,597

Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp., 4.55%, 03/07/2005 144A	75,000,000	75,038,064

Insurance 1.4%
ING Security Life Funding Corp., 2.64%, 03/09/2005 144A	200,000,000	200,000,000

Pharmaceuticals 0.6%
Pfizer, Inc., FRN, 2.69%, 05/04/2005	85,000,000	85,000,000

Thrifts & Mortgage Finance 2.2%
Countrywide Home Loans, Inc., FRN:
2.53%, 03/07/2005	70,000,000	70,000,000
2.81%, 04/29/2005	30,000,000	30,000,000
2.98%, 05/26/2005	130,000,000	130,000,000
2.99%, 05/12/2005	60,000,000	60,015,336

		290,015,336

Total Corporate Bonds (cost $3,788,660,535)		3,788,660,535

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

February 28, 2005	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 0.1%
Miscellaneous Revenue 0.1%
Detroit, MI EDA RB, Ser. A, 2.70%, VRDN, (LOC: Bank of America Corp.)
(cost $20,830,000)	$ 20,830,000	$20,830,000

FUNDING AGREEMENTS 4.5%
Allstate Funding Corp., 2.76%, 03/15/2005	100,000,000	100,000,000
Jackson National Life Funding, 2.71%, 03/22/2005	100,000,000	100,000,000
Transamerica Occidental:
2.71%, 04/01/2005	65,000,000	65,000,000
2.79%, 03/01/2005	100,000,000	100,000,000
2.80%, 03/01/2005	235,000,000	235,000,000

Total Funding Agreements (cost $600,000,000)		600,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 20.2%
FHLB:
1.55%, 05/06/2005	200,000,000	200,000,000
1.58%, 05/10/2005	85,000,000	85,000,000
1.625%, 06/15/2005	30,000,000	29,963,674
2.04%, 06/14/2005	100,000,000	100,000,000
2.50%, 11/02/2005	125,000,000	125,000,000
2.51%, 11/04/2005	50,000,000	50,000,000
3.00%, 01/18/2006	100,000,000	99,958,161
3.02%, 05/11/2005	150,000,000	150,000,000
FHLMC:
1.50%, 03/11/2005	100,000,000	100,000,000
1.80%, 07/07/2005	175,000,000	174,993,075
1.90%, 07/28/2005	125,000,000	125,000,000
3.02%, 05/11/2005	50,000,000	50,000,000
3.09%, 05/12/2005	240,000,000	239,986,539
3.22%, 04/19/2005	75,000,000	75,000,000
3.41%, 05/17/2005	100,000,000	100,000,000
3.47%, 05/24/2005	100,000,000	100,000,000
FRN, 3.22%, 04/19/2005	65,000,000	65,000,000
FNMA:
1.40%, 05/03/2005	50,000,000	50,000,000
1.65%, 05/16/2005	50,000,000	50,000,000
1.75%, 05/23/2005	295,000,000	295,000,000
1.80%, 05/27/2005	50,000,000	50,000,000
2.32%, 09/12/2005	205,000,000	205,000,000
2.50%, 10/20/2005	100,000,000	100,000,000
3.15%, 02/06/2006	75,000,000	74,990,529

Total U.S. Government & Agency Obligations (cost $2,694,891,978)		2,694,891,978

YANKEE OBLIGATIONS-CORPORATE 1.1%
Commercial Banks 1.1%
HBOS plc, FRN, 2.90%, 05/20/2005 144A (cost $150,000,000)	150,000,000	150,000,000

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

February 28, 2005	Principal
	Amount	Value

TIME DEPOSIT 0.7%
State Street Corp. Euro Time Deposit, 2.50%, 03/01/2005 (cost $87,365,398)	$87,365,398	$87,365,398

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Institutional Liquid Reserves	4,010,829	4,010,829
Federated Prime Value Obligation Fund	5,114,558	5,114,558
Federated U.S. Treasury Cash Reserves Fund	1,375,981	1,375,981

Total Mutual Fund Shares (cost $10,501,368)		10,501,368

Total Investments (cost $13,297,242,567) 99.7%		13,297,242,567
Other Assets and Liabilities 0.3%		35,594,316

Net Assets 100.0%		$13,332,836,883

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under the guidelines established by the Board of Trustees.
VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2005.

Summary of Abbreviations
EDA	Economic Development Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
LOC	Letter of Credit
RB	Revenue Bond

The following table shows the percent of total investments by credit quality as of February 28, 2005 (unaudited):
Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2005 (unaudited):
1 day	5.3%
2-7 days	79.1%
8-60 days	3.9%
61-120 days	4.3%
121-240 days	3.0%
241+ days	4.4%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005

Assets
Investments at amortized cost	$13,297,242,567
Receivable for Fund shares sold	3,040,161
Interest receivable	56,359,233
Prepaid expenses and other assets	925,981

Total assets	13,357,567,942

Liabilities
Dividends payable	18,961,338
Payable for Fund shares redeemed	4,954,323
Due to custodian bank	76,560
Advisory fee payable	40,206
Distribution Plan expenses payable	20,066
Due to other related parties	30,848
Accrued expenses and other liabilities	647,718

Total liabilities	24,731,059

Net assets	$13,332,836,883

Net assets represented by
Paid-in capital	$13,344,565,940
Undistributed net investment income	68,296
Accumulated net realized losses on securities	(11,797,353)

Total net assets	$13,332,836,883

Net assets consists of
Class I	$10,534,652,590
Class AD	4,664,918
Class IN	197,021,970
Class IS	2,368,389,540
Class P	208,688,682
Class RV	435,140
Class RC	18,984,043

Total net assets	$13,332,836,883

Shares outstanding
Class I	10,543,015,652
Class AD	4,672,991
Class IN	197,067,136
Class IS	2,371,685,810
Class P	208,724,597
Class RV	436,229
Class RC	18,985,156

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Year Ended February 28, 2005

Investment income
Interest	$284,541,947

Expenses
Advisory fee	18,717,701
Distribution Plan expenses
Class AD	5,494
Class IN	168,542
Class IS	5,983,623
Class P	876,740
Class RV	102,548
Class RC	354,791
Administrative services fee	10,209,655
Transfer agent fees	1,143,810
Trustees’ fees and expenses	243,594
Printing and postage expenses	131,485
Custodian and accounting fees	3,716,286
Registration and filing fees	450,791
Professional fees	150,003
Other	328,547

Total expenses	42,583,610
Less: Expense reductions	(90,801)
Expense reimbursements	(3,135)

Net expenses	42,489,674

Net investment income	242,052,273

Net realized losses on securities	(543,167)

Net increase in net assets resulting from operations	$241,509,106

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2005		2004(a)

Operations
Net investment income		$242,052,273		$182,452,570
Net realized losses on securities		(543,167)		(34,753)

Net increase in net assets resulting
from operations		241,509,106		182,417,817

Distributions to shareholders
from
Net investment income
Class I		(207,563,950)		(156,826,888)
Class AD		(140,030)		(138,210)
Class IN		(2,426,968)		(2,384,525)
Class IS		(29,676,468)		(22,007,907)
Class P		(1,821,774)		(806,617)
Class RV		(85,359)		(94,128)
Class RC		(258,979)		(63,188)

Total distributions to shareholders		(241,973,528)		(182,321,463)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	97,503,698,105	97,503,698,105	97,479,968,394	97,479,968,394
Class AD	14,435,923	14,435,923	64,455,812	64,455,812
Class IN	2,435,220,475	2,435,220,475	2,215,406,628	2,215,406,628
Class IS	7,893,006,320	7,893,006,320	7,229,312,639	7,229,312,639
Class P	191,051,170	191,051,170	296,421,597	296,421,597
Class RV	99,903,668	99,903,668	86,437,569	86,437,569
Class RC	251,087,507	251,087,507	83,751,723	83,751,723

	108,388,403,168		107,455,754,362

Net asset value of shares issued
in reinvestment of distributions
Class I	35,054,766	35,054,766	31,651,331	31,651,331
Class AD	99,288	99,288	95,866	95,866
Class IN	666,901	666,901	799,777	799,777
Class IS	14,696,538	14,696,538	11,284,054	11,284,054
Class P	1,731,928	1,731,928	741,126	741,126
Class RV	3,421	3,421	1,578	1,578
Class RC	10	10	1,769	1,769

		52,252,852		44,575,501

Payment for shares redeemed
Class I	(100,396,246,344)	(100,396,246,344)	(103,417,037,037)	(103,417,037,037)
Class AD	(20,821,053)	(20,821,053)	(66,617,503)	(66,617,503)
Class IN	(2,428,875,377)	(2,428,875,377)	(2,278,755,842)	(2,278,755,842)
Class IS	(8,014,223,222)	(8,014,223,222)	(7,848,592,050)	(7,848,592,050)
Class P	(128,602,574)	(128,602,574)	(298,224,133)	(298,224,133)
Class RV	(126,921,130)	(126,921,130)	(84,142,013)	(84,142,013)
Class RC	(259,483,923)	(259,483,923)	(71,072,882)	(71,072,882)

	(111,375,173,623)		(114,064,441,460)

Net decrease in net assets resulting
from capital share transactions		(2,934,517,603)		(6,564,111,597)

Total decrease in net assets		(2,934,982,025)		(6,564,015,243)
Net assets
Beginning of period		16,267,818,908		22,831,834,151

End of period	$ 13,332,836,883		$ 16,267,818,908

Undistributed (overdistributed) net
investment income		$68,296		$(10,449)

(a) Year ended February 29.

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS

1 . O R G A N I Z AT I O N

Evergreen Institutional Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2 . S I G N I F I C A N T    A C C O U N T I N G    P O L I C I E S

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

23

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3 . A D V I S O RY    F E E    A N D    O T H E R    T R A N S A C T I O N S    W I T H    A F F I L I AT E S

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2005, EIMC reimbursed expenses in the amount of $3,135.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4 . D I S T R I B U T I O N    P L A N S

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

24

NOTES TO FINANCIAL STATEMENTS continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5 . S E C U R I T I E S    T R A N S A C T I O N S

On February 28, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2005 the Fund had $11,489,230 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2011	2012	2013

$8,223	$238,898	$231,626	$3,787,001	$6,953,685	$34,753	$235,044

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2005, the Fund incurred and will elect to defer post-October losses of $308,123.

6 . I N T E R F U N D    L E N D I N G

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2005, the Fund did not participate in the interfund lending program.

7 . D I S T R I B U T I O N S    T O    S H A R E H O L D E R S

As of February 28, 2005, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $68,296 and capital loss carryovers and post-October losses in the amount of $11,797,353.

The tax character of distributions paid were $241,973,528 and $182,321,463 of ordinary income for the years ended February 28, 2005 and February 29, 2004, respectively.

8 . E X P E N S E    R E D U C T I O N S

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

25

NOTES TO FINANCIAL STATEMENTS continued

9 . D E F E R R E D    T R U S T E E S ’    F E E S

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

1 0 . F I N A N C I N G    A G R E E M E N T

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2005, the Fund had no borrowings under this agreement.

1 1 . R E G U L AT O RY    M AT T E R S    A N D    L E G A L    P R O C E E D I N G S

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses

26

NOTES TO FINANCIAL STATEMENTS continued

incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

27

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and finan-cial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Money Market Fund as of February 28, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 20, 2005

28

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31

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

565576 rv2 4/2005

Evergreen Institutional Municipal Money Market Fund

Evergreen

INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

Annual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
38	STATEMENT OF ASSETS AND LIABILITIES
39	STATEMENT OF OPERATIONS
40	STATEMENTS OF CHANGES IN NET ASSETS
41	NOTES TO FINANCIAL STATEMENTS
46	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
47	ADDITIONAL INFORMATION
48	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional Municipal Money Market Fund, which covers the twelve-month period ended February 28, 2005.

The importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and liquidity during buying opportunities. However, with interest rate levels just recently starting to rise from multi-decade lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

LETTER TO SHAREHOLDERS continued

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would sustain the expansion. Yet, as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these mixed signals, we believed that these signals were a characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP had moderated to what we considered a more sustainable, and less inflationary, pace of growth.

Despite this moderation in economic growth, the Federal Reserve embarked on its “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan issued transparent public statements, attempting to assuage market angst. Yet, despite his statements, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did market interest rates at the long end of the yield curve begin to recover, a process that continued for the balance of the period.

LETTER TO SHAREHOLDERS continued

We continue to advise our clients to adhere to allocation strategies, including an appropriate allocation to money market funds, in order to provide continued stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

Mathew M. Kiselak

PERFORMANCE AND RETURNS1

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EMMXX	EIDXX

Average annual return

1-year	1.29%	1.24%

5-year	2.13%	2.09%

Since portfolio inception	2.69%	2.67%

7-day annualized yield	1.76%	1.71%

30-day annualized yield	1.77%	1.72%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation As of February 28, 2005, there were 113 funds in the Lipper Institutional Tax-Exempt Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN or P. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class.

Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN and P shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS and 0.50% for Class P. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

			Lipper	Merrill
	Institutional		Institutional	Lynch
Investor	Service	Participant	Tax-Exempt	3-Month
Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	Markets	Treasury
5/1/2001	11/25/1996	5/1/2001	Median	Bill Index†

EINXX	EISXX	EIPXX

1.19%	1.04%	0.79%	1.02%	1.51%

2.05%	1.87%	1.74%	1.78%	2.84%

2.65%	2.44%	2.46%	2.36%	3.75%

1.66%	1.51%	1.26%	N/A	N/A

1.67%	1.52%	1.27%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,007.83	$1.05
Class AD	$ 1,000.00	$ 1,007.58	$1.34
Class IN	$ 1,000.00	$ 1,007.33	$1.59
Class IS	$ 1,000.00	$ 1,006.58	$2.29
Class P	$ 1,000.00	$ 1,005.34	$3.58
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.75	$1.05
Class AD	$ 1,000.00	$ 1,023.46	$1.35
Class IN	$ 1,000.00	$ 1,023.21	$1.61
Class IS	$ 1,000.00	$ 1,022.51	$2.31
Class P	$ 1,000.00	$ 1,021.22	$3.61

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.27% for Class AD, 0.32% for Class IN, 0.46% for Class IS and 0.72% for Class P), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.013	0.010	0.015	0.025	0.042

Distributions to shareholders from
Net investment income	(0.013)	(0.010)	(0.015)	(0.025)	(0.042)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.29%	1.01%	1.52%	2.54%	4.31%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,878,429	$5,035,745	$2,975,741	$1,625,943	$1,156,027
Ratios to average net assets
Expenses[2]	0.21%	0.22%	0.22%	0.24%	0.21%
Net investment income	1.26%	0.98%	1.44%	2.45%	4.20%

1 Year ended February 29.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.012	0.010	0.015	0.018

Distributions to shareholders from
Net investment income	(0.012)	(0.010)	(0.015)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.24%	0.96%	1.46%	1.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$94,903	$18,337	$40,613	$17,554
Ratios to average net assets
Expenses[3]	0.26%	0.27%	0.27%	0.30%[4]
Net investment income	1.41%	0.97%	1.38%	1.60%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.012	0.009	0.014	0.018

Distributions to shareholders from
Net investment income	(0.012)	(0.009)	(0.014)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.19%	0.91%	1.41%	1.81%

Ratios and supplemental data
Net assets, end of period (thousands)	$202,738	$142,411	$170,377	$6,240
Ratios to average net assets
Expenses[3]	0.31%	0.32%	0.32%	0.35%[4]
Net investment income	1.25%	0.90%	1.28%	2.04%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.010	0.008	0.013	0.023	0.040

Distributions to shareholders from
Net investment income	(0.010)	(0.008)	(0.013)	(0.023)	(0.040)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.04%	0.76%	1.26%	2.29%	4.05%

Ratios and supplemental data
Net assets, end of period (thousands)	$856,461	$881,212	$640,823	$590,476	$452,310
Ratios to average net assets
Expenses[2]	0.46%	0.47%	0.47%	0.49%	0.46%
Net investment income	1.01%	0.75%	1.20%	2.22%	3.92%

1 Year ended February 29.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.008	0.005	0.010	0.015

Distributions to shareholders from
Net investment income	(0.008)	(0.005)	(0.010)	(0.015)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.79%	0.51%	1.01%	1.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$92,940	$57,298	$30,334	$9,874
Ratios to average net assets
Expenses[3]	0.71%	0.72%	0.72%	0.75%[4]
Net investment income	0.81%	0.49%	0.92%	1.26%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 99.9%
AIRPORT 3.5%
Alaska Intl. Arpt. RB, PFOTER, 1.95%, VRDN	$ 6,440,000	$6,440,000
Atlanta, GA Arpt. RB, PFOTER:
1.95%, VRDN, (SPA: BNP Paribas & Insd. by FGIC)	12,350,000	12,350,000
1.95%, VRDN, (SPA: Merrill Lynch & Insd. by FGIC)	12,155,000	12,155,000
Chicago, IL O’Hare Intl. Arpt. RB, PFOTER:
1.25%, 04/07/2005, (SPA: BNP Paribas & Insd. by AMBAC)	3,025,000	3,025,000
1.93%, VRDN, (Liq.: JPMorgan Chase Bank)	1,995,000	1,995,000
1.95%, VRDN, (SPA: Merrill Lynch & Insd. by AMBAC)	1,330,000	1,330,000
1.95%, VRDN, (SPA: Merrill Lynch & Insd. by AMBAC)	2,645,000	2,645,000
1.95%, VRDN, (SPA: Merrill Lynch & Insd. by XLCA)	12,000,000	12,000,000
Chicago, IL O’Hare Intl. Arpt. ROC, 1.94%, VRDN, (LOC: Citigroup
Holdings & Insd. by FSA)	5,200,000	5,200,000
Chicago, IL O’Hare Intl. Arpt. Spl. Facs. RB, Northwest Airlines, Inc. Proj.:
Ser. A, 2.01%, VRDN, (LOC: Citibank)	6,500,000	6,500,000
Ser. B, 2.01%, VRDN, (LOC: Citibank)	10,200,000	10,200,000
Dallas-Fort Worth, TX Intl. Arpt. Auth. ROC:
1.93%, VRDN, (Liq.: JPMorgan Chase Bank)	2,200,000	2,200,000
1.94%, VRDN, (LOC: Citibank)	3,000,000	3,000,000
Denver, CO City & Cnty. Arpt. RB:
1.89%, VRDN, (SPA: Bayerische Landesbank)	20,000,000	20,000,000
Arpt. & Marina Proj., Ser. C, 1.91%, VRDN, (Liq.: Bank One & Insd. by MBIA)	5,000,000	5,000,000
PFOTER:
1.95%, VRDN, (Liq.: Merrill Lynch)	1,500,000	1,500,000
1.95%, VRDN, (SPA: WestLB AG)	2,500,000	2,500,000
1.95%, VRDN, (Liq.: Merrill Lynch & Insd. by AMBAC)	4,155,000	4,155,000
Denver, CO City & Cnty. Arpt. TOC, Ser. 2003-E, 1.94%, VRDN,
(Liq.: Bank of New York & Insd. by FGIC)	2,300,000	2,300,000
Hillsborough Cnty., FL Aviation Auth. RB, Delta Airlines Proj., 1.88%, VRDN,
(Liq.: GE Capital Corp.)	2,200,000	2,200,000
Houston, TX Arpt. Sys. RB:
Floating Rate Trust Cert.:
Ser. 404, 1.95%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,745,000	2,745,000
Ser. 2000-441, 1.96%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	2,495,000	2,495,000
Ser. 2003-845, 1.91%, VRDN, (Liq.: Morgan Stanley & Insd. by FSA)	2,995,000	2,995,000
Ser. A, 1.80%, 03/04/2005	15,000,000	15,000,000
Indianapolis, IN Arpt. Auth., RB, 1.88%, 05/09/2005, (LOC: Bank One)	35,000,000	35,000,000
Indianapolis, IN Local Pub. Impt. PFOTER, 1.95%, VRDN, (Gtd. by Svenska
Handelsbank)	6,000,000	6,000,000
Metropolitan Washington DC Arpt. Auth. RB, 1.88%, 05/03/2005	25,900,000	25,900,000
Philadelphia, PA Arpt. MSTR, 1.95%, VRDN, (SPA: Societe Generale &
Insd. by FGIC)	3,000,000	3,000,000
Tulsa, OK Arpt. Impt. Fac. RB, Lufthansa & Bizjet Proj., 1.88%, VRDN,
(LOC: Landesbank Hessen)	5,120,000	5,120,000

		214,950,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
CAPITAL IMPROVEMENTS 0.3%
New Jersey EDA TOC, Ser. 2001-5, 1.10%, VRDN, (LOC: Bank of
New York & Insd. by MBIA)	$ 10,995,000	$10,995,000
Virginia Pub. Bldg. Auth. ROC, 1.90%, VRDN, (LOC: Citibank)	6,775,000	6,775,000

		17,770,000

COMMUNITY DEVELOPMENT DISTRICT 1.3%
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER:
1.91%, VRDN, (Liq.: Merrill Lynch & Insd. by MBIA)	49,000,000	49,000,000
1.91%, VRDN, (Liq.: Merrill Lynch & Insd. by AMBAC)	17,500,000	17,500,000
San Diego, CA Pub. Facs. PFOTER, Class B, 1.91%, VRDN,
(Liq.: Merrill Lynch & Insd. by AMBAC)	13,000,000	13,000,000

		79,500,000

CONTINUING CARE RETIREMENT COMMUNITY 0.1%
Massachusetts Hlth. & Ed. Facs. Auth. RB, Fairview Extended Proj.,
Ser. B, 1.86%, VRDN, (LOC: Bank of America)	2,215,000	2,215,000
New Jersey Hlth. Care Facs. RB, Holland Christian Proj.,
Ser. A-2, 1.88%, VRDN, (LOC: Valley Natl. Bank)	3,000,000	3,000,000

		5,215,000

EDUCATION 7.5%
ABN AMRO Munitops Cert. Trust:
Ser. 2002-29, 1.70%, 05/11/2005, (LOC: ABN AMRO Bank)	21,995,000	21,995,000
Ser. 2004-3, 1.91%, VRDN, (LOC: ABN AMRO Bank)	11,825,000	11,825,000
Ser. 2004-7, 1.91%, VRDN, (LOC: ABN AMRO Bank)	19,995,000	19,995,000
Ser. 2004-32, 2.10%, 06/01/2005, (LOC: ABN AMRO Bank)	9,150,000	9,150,000
Adrian, MI Sch. Dist. ROC, 1.90%, VRDN, (Liq.: Citigroup Holdings)	3,495,000	3,495,000
Alabama, Board of Ed. RB, Ser. 709, 1.90%, VRDN, (Liq.: JPMorgan
Chase Bank & Insd. by AMBAC)	3,450,000	3,450,000
Birmingham, AL Edl. Bldg. Auth. RB, Miles College Proj. ,
Ser. A, 1.98%, VRDN (LOC: AmSouth Bank)	7,500,000	7,500,000
Boerne, TX Independent Sch. Dist., Ser. 626, 1.90%, VRDN,
(Liq.: JPMorgan Chase Bank)	6,590,000	6,590,000
Broward Cnty., FL Edl. Facs. Auth. RB, Nova Southeastern ,
Proj., 1.87%, VRDN (LOC: SunTrust Banks, Inc.)	2,850,000	2,850,000
California Cmnty. RB Biola Univ., Ser. B, 2.70%, VRDN, (SPA: BNP Paribas)	2,575,000	2,575,000
California Edl. Facs. Auth. RB, Point Loma Nazarene Univ. Proj.,
1.95%, VRDN,(SPA: Allied Irish Bank)	1,950,000	1,950,000
Carlisle, PA Area Sch. Dist., Ser. 644, 1.90%, VRDN,
(Liq.: JPMorgan Chase Bank & Insd. by MBIA)	2,000,000	2,000,000
Carrollton, GA Payroll Dev. Auth. RB, State Univ. of West GA Student Proj.,
1.96%, VRDN, (LOC: Columbus B&T Co.)	13,205,000	13,205,000
Cincinnati, OH City Sch. Dist. Eagle Trust Cert., Class A, 1.89%, VRDN,
(LOC: Citibank)	4,000,000	4,000,000
Cobb Cnty., GA Dev. Auth. Univ. RB:
Ser. 580, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	4,995,000	4,995,000
Ser. 983, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	14,983,500	14,983,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Cook Cnty., IL Cmnty. Sch. Dist. RB, 3.00%, 03/01/2005	$ 3,000,000	$3,000,000
Dallas, TX Independent Sch. Dist. ROC, 1.90%, VRDN, (LOC: Citibank)	6,165,000	6,165,000
Darlington Cnty., SC Sch. Dist. RB, Ser. 696, 1.90%, VRDN, (Liq.: JPMorgan
Chase Bank & Insd. by FSA)	5,410,000	5,410,000
De Soto, TX Independent Sch. Dist., PFOTER, 1.98%, VRDN, (Liq.: Merrill Lynch)	11,015,000	11,015,000
Forsyth Cnty., GA Sch. Dist. ROC, 1.90%, VRDN, (Gtd. by Caisse Depots)	3,025,000	3,025,000
Garland, TX Independent Sch. Dist., RB, 1.90%, VRDN, (Liq.: JPMorgan
Chase Bank)	3,950,000	3,950,000
Grand Valley, MI RB, MI State Univ. Proj., 1.87%, VRDN, (LOC: Fifth Third Bank)	22,420,000	22,420,000
Gwinnett Cnty., GA Edl. Dev. Auth. RB, 1.90%, VRDN, (LOC: Citibank)	6,670,000	6,670,000
Hays, TX Cons. Independent Sch. Dist. RB, Ser. 632, 1.90%, VRDN,
(Liq.: JPMorgan Chase Bank)	3,900,000	3,900,000
Houston, TX Independent Sch. Dist. RB, Floating Rate Trust Cert.,
Ser. 494, 1.92%, VRDN, (Liq.: Morgan Stanley)	3,745,000	3,745,000
Huntington Cnty., PA Gen. Auth. RB, Juniata College Proj.,
Ser. A, 1.89%, VRDN, (LOC: PNC Bank)	11,000,000	11,000,000
Illinois Dev. Fin. Auth. RB, Illinois Central College Proj., Ser. A, 2.09%, VRDN,
(Gtd. by U.S. Central Credit Union)	8,025,000	8,025,000
Illinois Ed. Facs. Auth. RB, Univ. of Chicago, Ser. A, 1.90%, VRDN, (LOC: Citibank)	5,000,000	5,000,000
Jackson, TN Hlth. Edl. & Hsg. Union Univ. Proj., 1.98%, VRDN, (LOC:
AmSouth Bank)	3,000,000	3,000,000
King Cnty., WA Sch. Dist. 401 RB, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	2,995,000	2,995,000
Lewisville, TX Independent Sch. Dist. RB, Ser. 701, 1.90%, VRDN, (Liq.: JPMorgan
Chase Bank & Insd. by FGIC)	6,215,000	6,215,000
Mansfield, TX Independent Sch. Dist. RB, Ser. 704, 1.90%, VRDN,
(Liq.: JPMorgan Chase Bank)	2,085,000	2,085,000
Massachusetts Dev. Fin. Agcy. RB:
Cushing Academy Proj., 1.94%, VRDN, (Gtd. by Banknorth, N.A.)	13,500,000	13,500,000
New Jewish High Sch. Proj., 1.86%, VRDN, (SPA: Allied Irish Bank)	12,000,000	12,000,000
Northfield Mount Hermon Proj., Ser. A, 1.97%, VRDN, (LOC: Bank of America)	20,000,000	20,000,000
McPherson, KS Edl. Fac. RB:
Ser. A, 1.86%, VRDN, (LOC: Bank of America)	4,195,000	4,195,000
Ser. B, 1.86%, VRDN, (LOC: Bank of America)	2,615,000	2,615,000
Merrillville, IN Cmnty. Sch. Corp. TAN, 3.00%, 12/30/2005	11,800,000	11,855,699
Middletown, PA Area Sch. Dist. GO, 1.88%, VRDN, (Gtd. by RBC Centura)	10,000,000	10,000,000
Minnesota Higher Ed. Facs. Auth. RB, Concordia Univ., 1.78%, VRDN,
(SPA: Allied Irish Bank)	2,690,000	2,690,000
Mishawaka, IN Sch. Bldg. Corp. RB, 1.90%, VRDN, (Liq.: Citigroup Holdings)	7,005,000	7,005,000
New Caney, TX Independent Sch. Dist. RB, Ser. 651, 1.90%, VRDN, (LOC:
JPMorgan Chase Bank & Insd. by FGIC)	5,510,000	5,510,000
New Hampshire Hlth. & Edl. Facs. RAN, 2.50%, 04/28/2005, (LOC:
Bank of America)	1,000,000	1,001,802
New Jersey EDA Eagle Trust Cert., RB Ser. 2004-18, 1.89%, VRDN,
(LOC: Citibank)	9,900,000	9,900,000
New Jersey Edl. Facs. Auth. RB, Ser. 981, 1.88%, VRDN, (Liq.: Morgan Stanley)	18,398,500	18,398,500
New Jersey Edl. Facs. Auth. ROC, 1.89%, VRDN, (Liq.: Citigroup Holdings)	3,490,000	3,490,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
New York, NY IDA RB, Sacred Heart Sch., 1.90%, VRDN, (LOC: M&T Bank)	$ 3,750,000	$3,750,000
Ohio Higher Ed. Facs. RB, Cedarville Univ. Proj., 1.94%, VRDN, (LOC: KeyBank)	2,815,000	2,815,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, 1.92%, VRDN,
(Liq.: Morgan Stanley)	4,100,000	4,100,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College Proj., 1.92%, VRDN,
(LOC: Bank of America)	900,000	900,000
Pennsylvania Pub. Sch. Building Auth. RB, PFOTER, 1.90%, VRDN,
(Liq.: Morgan Stanley)	7,790,000	7,790,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, 1.92%, VRDN,
(Liq.: Morgan Stanley & Insd. by MBIA)	3,000,000	3,000,000
Pinckney, MI Cmnty. Sch. ROC, 1.90%, VRDN, (Liq.: Citigroup Holdings)	6,255,000	6,255,000
Princeton, OH Sch. Dist. MSTR RB, 1.89%, VRDN, (SPA: Societe Generale)	4,740,000	4,740,000
San Diego, CA Unified Sch. Dist. RB, 1.89%, VRDN, (Liq.: Citigroup Holdings)	6,960,000	6,960,000
South Berwick, ME Ed. Facs. RB, Berwick Academy Issue,
1.89%, VRDN, (SPA: Allied Irish Bank)	6,000,000	6,000,000
Southern IL Univ. RB, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	4,100,000	4,100,000
St. John’s Cnty., FL Edl. Facs. RB, Flagler College Proj., 1.87%, VRDN,
(LOC: SunTrust Banks, Inc.)	1,400,000	1,400,000
St. Joseph Cnty., IN EDRB, Grace Christian Schools Proj., 2.11%, VRDN,
(LOC: Bank One)	2,125,000	2,125,000
Tyler, TX Independent Sch. Dist. RB, Ser. 661, 1.90%, VRDN,
(Liq.: JPMorgan Chase Bank)	5,675,000	5,675,000
University of AL Gen. RB, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	4,995,000	4,995,000
University of So. AL RB, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	1,170,000	1,170,000
University of So. FL Research Foundation RB, Univ. Tech. Proj.,
Ser. B, 1.92%, VRDN, (LOC: Bank of America)	1,000,000	1,000,000
University of TX RB, MSTR, 1.90%, VRDN, (SPA: Societe Generale)	6,690,000	6,690,000
University of TX RB, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	3,800,000	3,800,000
Wantagh, NY Union Free Sch. Dist. BAN, 3.00%, 09/08/2005	6,380,000	6,424,002
Will Cnty., IL Cmnty. Sch. Dist. RB, PFOTER, 1.98%, VRDN, (Liq.: Merrill Lynch)	9,110,000	9,110,000
Winnebago & Boone Cntys., IL Sch. Dist. TAN, 3.16%, 09/29/2005	8,000,000	8,030,033

		461,168,536

GENERAL OBLIGATION - LOCAL 3.8%
Anchorage, AK GO, ROC:
1.90%, VRDN, (LOC: Citibank)	3,005,000	3,005,000
1.90%, VRDN, (LOC: Citibank)	5,530,000	5,530,000
Bachelor Gulch Metro. Dist., CO GO, 2.35%, 12/01/2005, (LOC: Compass Bank)	10,000,000	10,000,000
Blount Cnty., TN Pub. Auth. RB, Local Govt. Pub. Impt. Proj., Ser. A-6A, 1.88%,
VRDN, (Gtd. by Regions Bank & Insd. by AMBAC)	10,000,000	10,000,000
Brighton Crossing Metro. Dist., CO GO, 2.01%, VRDN, (LOC: Compass Bank)	2,500,000	2,500,000
Chattanooga, TN GO, ROC, 1.90%, VRDN, (Liq.: Citigroup Holdings & Insd.
by MBIA)	4,915,000	4,915,000
Chicago, IL Board of Ed. GO, 1.87%, VRDN, (SPA: Depfa Bank plc & Insd. by FSA)	14,000,000	14,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Chicago, IL GO:
Lakefront Millenium, Ser. 322, 1.92%, VRDN, (Liq.: Morgan Stanley)	$ 1,770,000	$1,770,000
Variable Rate Trust Cert., Series ZC-1, 2.11%, VRDN,
(LOC.: Bank of America & Insd. by FGIC)	23,741,000	23,741,000
Cook Cnty., IL First Dist. GO, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	11,545,000	11,545,000
Delaware Valley, PA Regl. Fin. Auth. PFOTER, GO:
1.20%, 04/07/2005, (SPA: BNP Paribas)	16,995,000	16,995,000
1.89%, VRDN, (LOC: Citibank)	5,000,000	5,000,000
1.96%, VRDN, (SPA: BNP Paribas & Insd. by AMBAC)	37,575,000	37,575,000
Detroit, MI GO, Class A, 1.90%, VRDN, (LOC: Citibank)	8,910,000	8,910,000
Ebert Metro. Dist., CO Securitization Trust, Ser. S1, Class A2,
2.01%, VRDN, (LOC: Compass Bank)	9,500,000	9,500,000
Florida Board of Ed. COP GO, Ser. 137, 1.90%, VRDN, (Liq.: JPMorgan
Chase Bank)	6,600,000	6,600,000
Florida Board of Ed. GO, Ser. 692, 1.90%, VRDN, (Liq.: JPMorgan
Chase Bank &Insd. by MBIA)	4,470,000	4,470,000
Frisco, TX Independent Sch. Dist. GO, Ser. 656, 1.90%, VRDN,
(Liq.: JPMorgan Chase Bank)	5,955,000	5,955,000
Honolulu, HI City & Cnty. ROC:
1.90%, VRDN, (Liq.: Citigroup Holdings)	4,490,000	4,490,000
1.90%, VRDN, (Liq.: CItigroup Holdings)	2,315,000	2,315,000
1.90%, VRDN, (LOC: Citibank)	6,535,000	6,535,000
Houston, TX GO, ROC, 1.90%, VRDN, (LOC: Citibank)	3,750,000	3,750,000
Mississippi Dev. Bank Spl. Tax Obl. GO, Desoto Cnty. Pub. Impt. Proj.,
1.97%, VRDN, (SPA: AmSouth Bank & Insd. by AMBAC)	8,315,000	8,315,000
Omaha, NE Convention Ctr. GO, Eagle Trust Cert., 1.90%, VRDN, (LOC: Citibank)	8,000,000	8,000,000
Park Creek Metro. Dist., CO GO, PFOTER, 1.95%, VRDN, (Liq.: Merrill Lynch)	5,495,000	5,495,000
San Francisco, CA City & Cnty. Unified Sch. Dist. GO, 1.89%, VRDN,
(Liq.: JPMorgan Chase Bank)	2,700,000	2,700,000
Sullivan Cnty., NY GO, BAN, 3.00%, 09/09/2005	10,015,000	10,084,961

		233,695,961

GENERAL OBLIGATION - STATE 4.4%
ABN AMRO Munitops Cert. Trust:
1.91%, VRDN	8,590,000	8,590,000
Ser. 2003-14, 1.91%, VRDN, (SPA: ABN AMRO Bank & Insd. by FGIC)	5,580,000	5,580,000
California Economic Recovery GO, 1.89%, VRDN, (LOC: Citibank)	24,750,000	24,750,000
California EDA GO, 1.89%, VRDN, (LOC: Citibank)	39,500,000	39,500,000
California GO:
1.88%, VRDN, (Liq.: Morgan Stanley)	4,105,000	4,105,000
1.89%, 11/03/2005, (Liq.: Morgan Stanley)	9,995,000	9,995,000
ROC, 1.89%, VRDN, (LOC: Citibank)	6,995,000	6,995,000
Clipper Tax-Exempt Cert. Trust:
Ser. 2004-4, 1.92%, VRDN, (Gtd. by State Street Corp.)	25,000,000	25,000,000
Ser. 2004-5, 1.93%, VRDN, (Gtd. by State Street Corp.)	14,500,000	14,500,000
Ser. 2004-6, 1.92%, VRDN, (Gtd. by State Street Corp.)	12,750,000	12,750,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
Connecticut GO:
1.87%, VRDN, (Liq.: Merrill Lynch)	$ 5,495,000	$5,495,000
1.87%, VRDN, (Liq.: Merrill Lynch)	7,850,000	7,850,000
PFOTER, 1.87%, VRDN, (Liq.: Merrill Lynch)	990,000	990,000
District of Columbia GO, PFOTER, 1.90%, VRDN,
(LOC: Landesbank Hessen & Insd. by MBIA)	5,455,000	5,455,000
Florida Board of Ed. GO, Ser. 988, 1.90%, VRDN, (Liq.: Morgan Stanley)	2,570,000	2,570,000
Florida Dept. of Trans. GO ROC, 1.89%, VRDN, (Liq.: Citigroup Holdings)	2,090,000	2,090,000
Georgia GO, 1.90%, VRDN, (LOC: Citibank)	9,885,000	9,885,000
Hawaii GO ROC:
1.90%, VRDN, (LOC: Citibank)	4,000,000	4,000,000
1.90%, VRDN, (LOC: Citibank)	3,395,000	3,395,000
Illinois GO:
1.90%, VRDN, (Liq.: Citigroup Holdings)	3,580,000	3,580,000
1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	4,750,000	4,750,000
Louisiana GO, 1.90%, VRDN, (Liq.: Citigroup Holdings)	4,205,000	4,205,000
Massachusetts GO:
1.88%, VRDN, (SPA: BNP Paribas)	435,000	435,000
1.89%, VRDN, (Liq.: Citigroup Holdings)	5,640,000	5,640,000
Class A, 1.89%, VRDN, (LOC: Citibank)	12,000,000	12,000,000
Massachusetts PFOTER, 1.88%, VRDN, (SPA: BNP Paribas)	10,925,000	10,925,000
Minnesota GO ROC, 1.90%, VRDN, (Liq.: Citigroup Holdings)	3,795,000	3,795,000
Missouri Hsg. Dev. Cmnty. MSTR, Ser. 9017, 1.95%, VRDN,
(Gtd. by Bear Stearns & Insd. by MBIA)	395,000	395,000
North Carolina Eagle, Ser. 720051001 Class A, 1.90%, VRDN, (LOC: Citibank)	2,370,000	2,370,000
Oregon GO ROC, 1.90%, VRDN, (LOC: Citibank)	4,975,000	4,975,000
Puerto Rico GO, PFOTER, 1.89%, VRDN, (Liq.: Merrill Lynch)	1,055,000	1,055,000
Washington GO, Ser. 573, 1.94%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	5,355,000	5,355,000
Wisconsin GO:
1.90%, VRDN, (LOC: Citibank)	4,820,000	4,820,000
Ser. 693, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	1,200,000	1,200,000
Ser. 702, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	5,080,000	5,080,000
PFOTER, 1.90%, VRDN, (Liq.: Merrill Lynch)	3,460,000	3,460,000

		267,535,000

HOSPITAL 7.7%
Alaska Indl. Dev. & Export ROC, 1.90%, VRDN, (LOC: Citibank & Insd. by FSA)	39,400,000	39,400,000
Birmingham, AL Spl. Care Facs. Fin. Auth. PFOTER, 1.95%, VRDN,
(SPA: Natl. Australia Bank)	7,425,000	7,425,000
Butler Cnty., OH Hosp. Facs. RB, PFOTER, 1.95%, VRDN,
(Liq.: Merrill Lynch & Insd. by FSA)	995,000	995,000
Camden Cnty., NJ Impt. Auth. Healthcare Redev. RB, Cooper Hlth. Sys. Proj.,
Ser. B, 1.95%, VRDN, (LOC: Commerce Bank)	10,000,000	10,000,000
Chester Cnty., PA Hlth. & Ed. Fac. Auth. RRB, 1.86%, VRDN, (Liq.: JPMorgan
Chase Bank)	5,450,000	5,450,000
Connecticut Hlth. & Ed. PFOTER, 2.20%, 11/17/2005, (SPA: Svenska
Handlesbank)	20,000,000	20,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Delaware Cnty., PA Auth. RB, White Horse Vlg. Proj., Ser. B, 1.90%, VRDN,
(LOC: M&T Bank)	$ 7,470,000	$7,470,000
Douglas Cnty., NE Hosp. Auth. RB Number 2, 2.00%, VRDN, (LOC: Citibank)	5,995,000	5,995,000
Elizabethton, TN Hlth. & Edl. Facs. RB, PFOTER, 1.95%, VRDN, (Liq.: Merrill Lynch)	5,995,000	5,995,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr. Proj., 1.87%, VRDN,
(LOC: SunTrust Banks, Inc.)	1,138,000	1,138,000
Franklin Cnty., OH Hosp. Facs. ROC, Ser. 55, 1.89%, VRDN, (Liq.: Citigroup
Holdings)	16,965,000	16,965,000
Fulton-De Kalb Cntys., GA Hosp. Auth. ROC, 1.90%, VRDN, (Liq.: Citigroup
Holdings)	3,005,000	3,005,000
Hamilton Cnty., OH Hosp. Facs. PFOTER, 1.95%, VRDN, (LOC: Lloyds Bank)	14,935,000	14,935,000
Highlands Cnty., FL Hlth. Fac. Auth. RB, Adventist Hlth. Sys. Proj.:
Ser. A, 1.87%, VRDN, (LOC: SunTrust Banks, Inc.)	3,500,000	3,500,000
Ser. C, 1.93%, VRDN, (Gtd. by Adventist Hlth. Sys.)	12,095,000	12,095,000
Huron Cnty., MI EDA RRB, Huron Mem. Hosp. Proj., 1.87%, VRDN, (LOC: Fifth
Third Bank)	3,930,000	3,930,000
Illinois Hlth. Facs. Auth. RB, Advocate Hlth. Care Network, 1.73%, 07/06/2005,
(Gtd. by Advocate Health)	13,100,000	13,100,000
Indiana Hlth. Facs. Auth. RB, Ser. 711, 1.90%, VRDN, (LOC: PNC Bank)	5,800,000	5,800,000
Johnson City, TN Hlth. & Edl. Facs. RB, 1.93%, VRDN, (LOC: Llyods Bank)	13,000,000	13,000,000
Kansas Dev. Fin. Auth. MHRB, Springhill Apts. Proj., Ser. B, 1.92%, VRDN,
(LOC: Bank of America)	4,685,000	4,685,000
Kenai Peninsula Borough, AK Hosp. Facs. RB, ROC, 1.90%, VRDN, (Liq.: Citigroup
Holdings)	6,575,000	6,575,000
Lehigh Cnty., PA Gen. Purpose Auth. RB PFOTER, 1.89%, VRDN,
(Liq.: Merrill Lynch)	19,255,000	19,255,000
Lorain Cnty., OH Hosp. Facs. RB, PFOTER, 1.91%, VRDN, (Liq.: Merrill Lynch)	4,995,000	4,995,000
Louisiana Pub. Facs. Auth. RRB, Chateau Riviere, Inc. Proj., 1.98%, VRDN,
(LOC: Union Planters Bank)	2,660,000	2,660,000
Lowndes Cnty., GA Residential Care Facs. for the Elderly Auth. RB, South GA Hlth.
Alliance Proj., 1.87%, VRDN, (LOC: Bank of America)	1,289,000	1,289,000
Massachusetts Hlth. & Edl. Fac. Auth. RB, Cape Cod Hlth. Care, Ser. D, 1.94%,
VRDN, (LOC: Bank of America)	10,000,000	10,000,000
Medical Univ. SC Hosp. Auth. RB, Ser. 2005A, 1.92%, VRDN, (LOC: Bank
of America)	18,235,000	18,235,000
Metropolitan Govt. of Nashville & Davidson Cnty., TN RB, Ascension Hlth. Facs.,
2.30%, 01/04/2006	15,000,000	15,000,000
Miami Cnty., OH Hosp. Facs. RB, PFOTER, 1.95%, VRDN, (SPA: Natl.
Australia Bank)	5,140,000	5,140,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp., 1.95%, VRDN,
(LOC: WestLB AG)	17,700,000	17,700,000
New Hampshire Higher Ed. & Hlth. Facs. RB, Ser. 2003-866, 1.92%, VRDN,
(Liq.: Morgan Stanley)	1,000,000	1,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
New Hampshire Hlth. & Edl. Auth. RB:
1.95%, VRDN, (LOC: Bank of America)	$ 7,000,000	$7,000,000
RAN:
2.50%, 04/28/2005, (LOC: Banknorth, N.A.)	850,000	851,196
Catholic Med. Ctr., 2.50%, 04/28/2005	7,000,000	7,009,849
Norfolk, VA EDA ROC, 1.90%, VRDN, (LOC: Citibank)	13,470,000	13,470,000
North Carolina Med. Care Commission ROC, 1.90%, VRDN, (LOC: Citibank)	3,590,000	3,590,000
North Central, TX Hlth. Fac. RB, Methodist Hosp., 1.80%, 04/06/2005	27,000,000	27,000,000
Orange Cnty., FL Hlth. Facs. RB, Adventist Hlth. Sys., Ser. 1998-171,
1.96%, VRDN, (Liq.: Morgan Stanley)	11,350,000	11,350,000
Philadelphia, PA Hosp. & Higher Ed. Facs. RB, 6.15%, 07/01/2005	2,000,000	2,026,294
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-32, 1.96%, VRDN, (Liq.: Morgan Stanley)	5,975,000	5,975,000
Rhode Island Hlth. & Ed. Bldg. Auth. MSTR, Ser. 1999-69C, 2.03%, VRDN,
(Liq.: Bear Stearns)	33,450,000	33,450,000
Salt Lake City, UT Hosp. RB, Ser. 1999-68B, MSTR, 2.03%, VRDN,
(Liq.: Bear Stearns)	33,450,000	33,450,000
Sayre, PA Hlth. Care Facs. Auth. RB, Cap. Fin. Proj., Ser. I, 1.88%, VRDN,
(LOC: Bank of New York)	3,700,000	3,700,000
St. Charles Cnty., MO RB, United Svcs. Handicapped, 2.02%, VRDN,
(LOC: U.S Bancorp)	5,200,000	5,200,000
Tom Green Cnty., TX Hlth. Fac. RB, 1.87%, VRDN, (Liq.: JPMorgan Chase Bank)	3,625,000	3,625,000
Vermont Edl. & Hlth. Fin. Agcy. RB, Rutland Med. Ctr. Proj., 1.93%, VRDN,
(LOC: Bank of America)	9,825,000	9,825,000
Washington Hlth. Care Facs. Auth. RB, Adventist Hlth. Sys. Proj.,
2.31%, VRDN, (LOC: Mellon Bank)	2,600,000	2,600,000
Wisconsin Hlth. & Ed. Facs. Auth. RB, PFOTER, 2.15%, 11/10/2005,
(Liq.: Landesbank Hessen & Insd. by MBIA)	8,580,000	8,580,000

		475,434,339

HOUSING 35.2%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 2.04%, VRDN,
(Liq.: LaSalle Bank)	34,360,000	34,360,000
Atlanta, GA Urban Residential Fin. Auth. SFHRB, Ser. 2004- 939,
1.96%, VRDN, (Liq.: Morgan Stanley)	825,000	825,000
Bank of NY MTC:
2.02%, VRDN	6,765,000	6,765,000
2.02%, VRDN	9,000,000	9,000,000
2.02%, VRDN	28,225,000	28,225,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Utsqa Apts. Proj., 2.04%, VRDN,
(Liq.: WestDeutsche LandesBank)	11,110,000	11,110,000
Bexar Cnty., TX Hsg. Fin. Corp. PFOTER, 1.99%, VRDN, (Liq.: Merrill Lynch)	7,495,000	7,495,000
Bloomington, MN MHRRB, Norlan Partners Proj., Ser. B, 2.14%, VRDN,
(LOC: Associated Bank)	2,410,000	2,410,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Brevard Cnty., FL HFA MHRB, Shore View Apts. Proj., 1.90%, VRDN,
(LOC: Harris Trust & Savings)	$ 500,000	$500,000
Brevard Cnty., FL SFHRB, 1.96%, VRDN, (Liq.: Merrill Lynch)	9,995,000	9,995,000
California CDA MHRB, PFOTER:
1.92%, VRDN, (Liq.: Merrill Lynch)	2,935,000	2,935,000
1.97%, VRDN, (Liq.: Merrill Lynch)	3,500,000	3,500,000
1.97%, VRDN, (Liq.: Merrill Lynch)	3,165,000	3,165,000
California Cmnty. Dev. Auth MHRB, PFOTER, 1.97%, VRDN, (Liq.: Merrill Lynch)	11,360,000	11,360,000
California HFA RB:
Ser. A, 1.95%, 04/05/2005, (LOC: Dexia Credit Local)	15,000,000	15,000,000
Ser. C, 1.87%, VRDN, (Insd. by FSA)	4,150,000	4,150,000
California, Munimae Trust TOC, Ser. 2002-1M, 1.93%, VRDN,
(Liq.: Landesbank Hessen & Insd. by MBIA)	36,360,000	36,360,000
Central City, CO MHRB, Gold Mountain Apts. Proj., 2.28%, VRDN,
(Liq.: American Intl. Group)	9,250,000	9,250,000
Charter Mac Equity Issuer Trust:
1.99%, VRDN, (Liq.: Merrill Lynch)	18,520,000	18,520,000
1.99%, VRDN, (Liq.: Merrill Lynch)	44,595,000	44,595,000
Charter Mac Equity Issuer Trust PFOTER:
1.97%, VRDN, (Liq.: Merrill Lynch)	18,250,000	18,250,000
1.99%, VRDN, (Liq.: Merrill Lynch)	17,965,000	17,965,000
1.99%, VRDN, (Liq.: Merrill Lynch)	20,460,000	20,460,000
Ser. 2003-A, 1.99%, VRDN, (Liq.: Merrill Lynch)	17,995,000	17,995,000
Ser. 2003-B, 1.99%, VRDN, (Liq.: Merrill Lynch)	76,470,000	76,470,000
Ser. 2003-C, 1.99%, VRDN, (Liq.: Merrill Lynch)	27,785,000	27,785,000
Charter Mac Floating Cert. Trust:
Ser. 2000, 1.93%, VRDN, (Liq.: Landesbank Baden & Insd. by MBIA)	30,000,000	30,000,000
Ser. 2002-4, 1.98%, VRDN, (Liq.: Landesbank Baden & Insd. by MBIA)	14,000,000	14,000,000
Ser. 2002-5, 1.98%, VRDN, (Insd. by MBIA)	13,000,000	13,000,000
Chicago, IL SFHRB, PFOTER, 1.95%, VRDN, (Coll.: Bay Hypo-Und
Vereinsbank AG & Insd. by FHLMC)	3,085,000	3,085,000
City of Burnsville, MN MHRB, PFOTER, 1.91%, VRDN, (Liq.: Merrill
Lynch & Insd by FSA)	3,900,000	3,900,000
City of Thornton, CO MHRB, PFOTER, 1.91%, VRDN, (Liq.: Merrill
Lynch & Insd. by FSA)	3,075,000	3,075,000
Class B Revenue Bond Cert. Trust:
Ser. 2001-1, 2.26%, VRDN, (Liq.: American Intl. Group)	1,800,000	1,800,000
Ser. 2001-2, 2.56%, VRDN, (Liq.: American Intl. Group)	11,367,000	11,367,000
Ser. 2002-1, 2.21%, VRDN, (Liq.: American Intl. Group)	6,043,000	6,043,000
Ser. 2003-1, 1.40%, 03/03/2005, (Liq.: American Intl. Group)	6,530,000	6,529,636
Ser. 2004-1, 2.21%, VRDN	15,003,000	15,003,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Clipper Tax-Exempt Cert. Trust COP:
Ser. 1998-2, 1.98%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	$ 12,725,000	$12,725,000
Ser. 1999-2, 2.06%, VRDN, (SPA: State Street Corp.)	26,234,015	26,234,015
Ser. 1999-3, 2.06%, VRDN, (SPA: State Street Corp. & Insd. by GNMA)	32,826,000	32,826,000
Ser. 2000-1, 1.98%, VRDN, (SPA: State Street Corp.)	1,518,000	1,518,000
Ser. 2002-9, 2.06%, VRDN, (SPA: State Street Corp. & Insd. by FNMA)	46,503,000	46,503,000
Ser. 2003-5, 1.98%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	18,800,000	18,800,000
Ser. 2003-10, 2.06%, VRDN, (SPA: State Street Corp. & Insd. by FNMA)	59,837,345	59,837,345
Ser. 2004-8, 1.98%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	8,300,000	8,300,000
Ser. 2004-9, 2.06%, VRDN, (SPA: State Street Corp. & Insd. by FSA)	13,455,000	13,455,000
Collin Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 1.93%, VRDN, (Liq.: Merrill Lynch)	14,050,000	14,050,000
Colorado HFA EDRB, De La Cruz Associates Proj., Ser. A, 2.07%, VRDN,
(LOC: KeyBank)	2,000,000	2,000,000
Dakota Cnty., MN CDA RB, 1.96%, VRDN, (SPA: Xl Capital Assurance &
LandesBank Hessen)	15,280,000	15,280,000
Dakota Cnty., MN Cmnty. Dev. Agcy. MHRB, View Pointe Apts. Proj.,
1.96%, VRDN, (LOC: LaSalle Bank)	4,000,000	4,000,000
Dallas, TX HFA MHRB, 1.94%, VRDN, (Liq.: JPMorgan Chase Bank)	7,000,000	7,000,000
DeKalb Cnty., GA Hsg. Auth. MHRB, 1.99%, VRDN, (Liq.: Merrill Lynch)	2,790,000	2,790,000
District of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A,
2.02%, VRDN, (LOC: Crestar Bank)	2,630,000	2,630,000
Durham, NC Hsg. Auth. MHRB, PFOTER, Lakemoor Apts. Proj.,
1.99%, VRDN, (Liq.: Merrill Lynch)	8,665,000	8,665,000
FHLMC:
Ser. M001, Class A, 1.96%, VRDN	31,778,589	31,778,589
Ser. M002, Class A, 2.01%, VRDN	6,496,629	6,496,629
Florida Hsg. Fin. Corp. MHRB:
1.92%, VRDN, (Insd. by FNMA)	6,200,000	6,200,000
Lee Vista Apts., 1.88%, VRDN, (Insd. by FHLMC)	610,000	610,000
Franklin Cnty., OH MHRB, Emerald Edge Apts. Proj., 2.21%, VRDN,
(Liq.: American Intl. Group)	6,955,000	6,955,000
Hawaii Dept. of Budget Fin. RB, Hawaii Gas, 1.90%, 03/03/2005	17,593,000	17,593,000
Idaho Hsg. & Fin. Assn. RB, PFOTER, 1.95%, VRDN, (Liq.: Bay Hypo-Und
Vereinsbank AG & Insd. by FHA)	9,345,000	9,345,000
Indianapolis, IN MHRB, Crossing Partners, 2.18%, VRDN,
(Liq.: American Intl. Group)	8,700,000	8,700,000
Jefferson Parish, LA Home Mtge. Auth. PFOTER, 1.95%, VRDN, (Liq.: Merrill Lynch)	2,360,000	2,360,000
Kansas City, MO, PFOTER, 1.91%, VRDN, (Liq.: Merrill Lynch)	4,390,000	4,390,000
Kansas Dev. Fin. Auth. MHRB, Bluffs Olathe Apts., 2.63%, VRDN,
(Liq.: American Intl. Group)	9,500,000	9,500,000
Knox Cnty., TN MHRB, PFOTER, 1.91%, VRDN, (Liq.: Merrill Lynch & Insd. by FSA)	6,250,000	6,250,000
Lansing, KS MHRB, 1.99%, VRDN, (Liq.: Merrill Lynch)	4,225,000	4,225,000
Lee Cnty., FL HFA MHRB, Forestwood Apts. Proj. A, 2.23%, VRDN,
(Insd. by FNMA)	900,000	900,000
Los Angeles, CA MHRRB, Colonia Corona, Ser. D, 1.97%, VRDN, (LOC: Citibank)	3,750,000	3,750,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Louisiana HFA PFOTER:
1.95%, VRDN, (Liq.: Merrill Lynch)	$ 5,295,000	$5,295,000
1.97%, VRDN, (Liq.: Merrill Lynch)	2,220,000	2,220,000
Macon Trust Pooled Cert.:
Ser. 1997, 2.06%, VRDN, (LOC: Bank of America & Insd. by FSA)	56,965,000	56,965,000
Ser. 1998A:
2.01%, VRDN, (LOC: Bank of America & Insd. by MBIA)	5,000,000	5,000,000
2.01%, VRDN, (LOC: Bank of America & Insd. by AMBAC)	29,034,000	29,034,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RRB, Hotel Investors Proj., 1.87%,
VRDN, (LOC: SunTrust Banks, Inc.)	277,000	277,000
Manitowoc, WI CDA MHRB, Great Lakes Training Proj.:
Ser. A, 2.58%, VRDN, (SPA: Bayerische Landesbank)	53,000,000	53,000,000
Ser. B, 2.58%, VRDN, (Liq.: Landesbank Baden)	30,000,000	30,000,000
Marion Cnty., FL HFA RRB, Paddock Apts. Proj., 1.87%, VRDN, (Insd. by FNMA)	4,000,000	4,000,000
Massachusetts CDA RB, Ser. A, 1.86%, VRDN, (LOC: Bank of America)	5,970,000	5,970,000
Massachusetts Dev. Fin. Agcy. PFOTER, 1.70%, 07/21/2005, (Liq.: Merrill Lynch)	34,550,000	34,550,000
McHenry, IL MHRRB, Fawn Ridge Apts. Proj., 2.14%, VRDN, (LOC: Fifth
Third Bank)	6,990,000	6,990,000
Michigan Building Auth. RB, ROC, 1.90%, VRDN, (Liq.: Citigroup Holdings)	4,180,000	4,180,000
Michigan Hsg. Dev. Auth. PFOTER, 2.18%, 11/10/2005, (SPA: Svenska
Handlesbank)	21,765,000	21,765,000
Minnesota Bond Securitization Trust, 2.06%, VRDN, (LOC: LaSalle Bank)	6,105,000	6,105,000
Minnesota HFA RB, 2.22%, 12/09/2005, (Liq.: Merrill Lynch)	10,630,000	10,630,000
Mississippi Home Corp. SFHRB, PFOTER, 1.95%, VRDN, (Liq.: Merrill Lynch)	2,185,000	2,185,000
Mma Finl. MHRB, Ser. B Class A, 1.97%, VRDN, (LOC: SunTrust Banks, Inc.)	9,675,000	9,675,000
Municipal Mtge. & Equity, LLC RB, PFOTER:
1.95%, VRDN, (Liq.: Merrill Lynch)	25,875,000	25,875,000
1.99%, VRDN, (Liq.: Merrill Lynch)	35,000,000	35,000,000
Nebraska Investment Fin. Auth. MHRB:
Apple Creek Associates Proj., 1.87%, VRDN, (LOC: Northern Trust Co.)	6,190,000	6,190,000
Cambury Hills Apts. Proj., 2.21%, VRDN, (Liq.: American Intl. Group)	10,975,000	10,975,000
New Jersey Hsg. & Mtge. Fin., RB Ser. 1012, 1.94%, VRDN, (Liq.: Morgan
Stanley & Insd. by FGIC)	4,442,500	4,442,500
New Mexico Mtge. Fin., RB Auth., RB, 2.72%, VRDN, (Liq.: American Intl. Group)	57,731,932	57,731,932
New Orleans, LA Fin. Auth. SFHRB, Floating Rate Trust Cert., Ser. 2002-857,
1.96%, VRDN, (Liq.: Morgan Stanley)	785,000	785,000
New Orleans, LA Indl. Dev. Board RB, Ser. 987, 1.94%, VRDN,
(Liq.: Morgan Stanley)	16,990,000	16,990,000
New York City, NY Hsg. Dev. Corp. MHRB, West 55th St. Proj., 2.08%, VRDN,
(LOC: Bayerische Hypotheken)	51,300,000	51,300,000
Ohio Hsg. Fin. Agcy. MHRB, Westlake Apts. Proj., 2.21%, VRDN,
(Liq.: American Intl. Group)	9,810,000	9,810,000
Orange Cnty., FL HFA RB, 1.96%, VRDN, (Liq.: Merrill Lynch)	280,000	280,000
Park Creek, CO Metro. Sch. Dist. PFOTER, 1.95%, VRDN, (Liq.: Merrill Lynch)	8,670,000	8,670,000
Pennsylvania HFA, PFOTER, 1.93%, VRDN, (Liq.: Merrill Lynch)	810,000	810,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
PFOTER:
1.25%, 04/07/2005, (Insd. by FHLMC)	$ 99,440,000	$99,440,000
1.45%, 05/05/2005, (Insd. by FHLMC)	116,000,000	116,000,000
1.75%, 07/21/2005, (Insd. by FHLMC)	25,875,000	25,875,000
1.80%, VRDN, (Liq.: Merrill Lynch)	11,300,000	11,300,000
1.82%, 09/29/2005, (Liq.: Merrill Lynch)	6,000,000	6,000,000
1.96%, VRDN, (Insd. by FHLMC)	2,000,000	2,000,000
2.01%, VRDN, (Liq.: Merrill Lynch)	20,000,000	20,000,000
2.01%, VRDN, (Liq.: Merrill Lynch)	5,000,000	5,000,000
2.01%, VRDN, (Liq.: Merrill Lynch)	48,215,000	48,215,000
2.20%, 07/07/2005, (Liq.: Merrill Lynch)	50,000,000	50,000,000
2.25%, 11/17/2005, (Liq.: Merrill Lynch)	11,000,000	11,000,000
2.40%, 02/02/2006, (Liq.: Merill Lynch)	63,950,000	63,950,000
Pinellas Cnty., FL HFA RB, Class A, 1.96%, VRDN, (Gtd. by Cassie Depots)	165,000	165,000
Pinellas Cnty., FL HFA:
PFOTER:
1.96%, VRDN, (Liq.: Merrill Lynch)	4,100,000	4,100,000
1.96%, VRDN, (SPA: RaboBank Neder & LandesBank Hessen)	14,295,000	14,295,000
SFHRB, 1.96%, VRDN, (Liq.: Merrill Lynch)	2,530,000	2,530,000
Reno Cnty., KS SFHRB, 1.99%, VRDN, (Liq.: Morgan Stanley)	3,225,000	3,225,000
Revenue Bond Certificates Series Trust:
Ser. 2004-1, 2.16%, VRDN, (Gtd. by American Intl. Group)	11,755,000	11,755,000
Ser. 2004-5, 2.23%, VRDN, (Gtd. by American Intl. Group)	10,740,000	10,740,000
Ser. 2004-9, 2.23%, VRDN, (Gtd. by American Intl. Group)	12,000,000	12,000,000
Ser. 2004-16, 2.23%, VRDN, (Gtd. by American Intl. Group)	13,580,000	13,580,000
Ser. 2005-1, 2.23%, VRDN, (Gtd. by American Intl. Group)	4,320,000	4,320,000
Ser. 2005-2, 2.23%, VRDN, (Gtd. by American Intl. Group)	5,830,000	5,830,000
San Antonio, TX Hsg. Fin. PFOTER, 1.99%, VRDN, (Liq: Merrill Lynch)	6,320,000	6,320,000
San Jose, CA MHRB, PFOTER, 1.97%, VRDN, (Liq.: Merrill Lynch)	2,825,000	2,825,000
Seattle, WA HFA RB, High Point Proj. Phase I, 1.94%, VRDN,
(LOC: Bank of America)	4,250,000	4,250,000
South Dakota HFA RB, PFOTER, 1.96%, VRDN, (Liq.: Merrill Lynch)	3,110,000	3,110,000
South Western, OK Dev. Auth. RB, Ser. A, 2.36%, VRDN, .
(Gtd. by American Intl Group)	7,500,000	7,500,000
Southeast Texas Hsg. Fin. Corp. RB, 1.96%, VRDN, (Liq.: Morgan Stanley)	8,500,000	8,500,000
Springfield, MO MHRB, PFOTER, 1.91%, VRDN, (Liq.: Merrill Lynch & Insd.
by FSA)	4,200,000	4,200,000
St. Anthony, MN MHRB, St. Anthony Leased, Ser. A, 1.96%, VRDN,
(LOC: LaSalle Bank)	5,000,000	5,000,000
Tarrant Cnty,. TX Hsg. Fin. Corp. RB, 1.99%, VRDN, (Liq.: Merrill Lynch)	2,425,000	2,425,000
Texas Dept. of Hsg. & Cmnty. Affairs MHRB, PFOTER:
1.95%, VRDN, (Liq.: Merrill Lynch & Co., Inc.)	2,990,000	2,990,000
1.99%, VRDN, (Liq.: Merrill Lynch)	10,550,000	10,550,000
1.99%, VRDN, (Liq.: Merrill Lynch)	4,495,000	4,495,000
1.99%, VRDN, (Liq.: Merrill Lynch)	3,970,000	3,970,000
Texas Panhandle Regl. HFA, PFOTER, 1.99%, VRDN, (Liq.: Merrill Lynch)	2,365,000	2,365,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Travis Cnty., TX Hsg. Fin. Corp. MHRB, PFOTER, 1.99%, VRDN, (Liq.: Merrill Lynch)	$ 8,705,000	$8,705,000
Travis Cnty., TX Strategic Hsg. Fin. Corp. RB, 2.02%, VRDN, (SPA: Societe
Generale)	10,000,000	10,000,000
Vail, CO MHRB, Middlecreek Vlg. Proj., Ser. A, 2.12%, VRDN, (LOC: California
Bank & Trust)	9,750,000	9,750,000
Vernon Hills, IL MHRRB, Hawthorn Lakes Proj., 1.95%, VRDN, (SPA: Societe
Generale & Insd. by FSA)	15,210,000	15,210,000
Victory Street Pub. Facs. Corp. RB, PFOTER, 1.99%, VRDN, (Liq.: Merrill Lynch)	7,295,000	7,295,000
Washington Hsg. Fin. RB, Columbia Heights, 1.80%, VRDN, (Liq.: Wells Fargo)	4,520,000	4,520,000
Wisconsin Hsg. & EDA RB:
Ser. B, 1.89%, VRDN, (LOC: State Street Corp.)	12,545,000	12,545,000
Ser. E, 1.89%, VRDN, (LOC: Llyods Bank)	18,000,000	18,000,000

		2,154,459,646

INDUSTRIAL DEVELOPMENT REVENUE 6.6%
Adams Cnty., CO IDRB, Trustile Doors, Inc., Proj., Ser.1999A, 2.01%, VRDN,
(LOC: KeyBank)	3,295,000	3,295,000
Adams Cnty., NE IDRB, Centennial Plastics Proj., 2.07%, VRDN, (LOC: U.S.
Bancorp)	1,555,000	1,555,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., Ser. A, 1.89%, VRDN,
(LOC: PNC Bank)	4,007,000	4,007,000
Alton, IA IDRB, Northwest, IA Agronomy Proj., 1.92%, VRDN, (LOC: Bank of
America)	4,700,000	4,700,000
Arapahoe Cnty., CO IDRB, Cottrell Printing Proj., 2.07%, VRDN, (LOC: U.S.
Bancorp)	2,000,000	2,000,000
Arcola, IL IDRB, Herf Jones, Inc. Proj., 1.99%, VRDN, (LOC: LaSalle Bank)	3,500,000	3,500,000
Arkansas Dev. Fin. Auth. IDRB, Stratton Seed Co. Proj., 1.94%, VRDN, (LOC: Bank
of America)	2,600,000	2,600,000
Bayou La Batre, AL RB, Eclipse Hospitality LLC Proj., 2.16%, VRDN, (LOC: First
Comml. Bank)	2,025,000	2,025,000
Bessemer, AL IDRB, Carlton Investments LLC Proj., 2.08%, VRDN, (LOC: AmSouth
Bank)	2,650,000	2,650,000
Boyden, IA IDRB, Dethmers Manufacturing Proj., 2.07%, VRDN, (LOC: U.S.
Bancorp)	2,700,000	2,700,000
Brazos, TX Harbor Indl. Dev. Corp. RB, Wst. Svcs. Proj., 1.92%, VRDN, (LOC: Bank
of America)	5,500,000	5,500,000
Bremen, IN IDRB:
Digger Specialities, Inc. Proj., 2.01%, VRDN, (LOC: KeyBank)	1,690,000	1,690,000
Universal Bearings, Inc. Proj., 2.01%, VRDN, (LOC: KeyBank)	3,110,000	3,110,000
Brodhead, WI IDRB , Stoughton Trailers, Inc. Proj., 2.02%, VRDN, (Liq.: JPMorgan
Chase Bank)	6,800,000	6,800,000
Brothertown, WI IDRB, Buechel Stone Corp. Proj., 2.14%, VRDN, (LOC: Associated
Bank)	1,100,000	1,100,000
Brunswick & Glynn Cnty., GA EDA RB, Epworth by the Sea, Inc. Proj., 1.96%,
VRDN, (LOC: Columbus Bank & Trust Co.)	7,200,000	7,200,000
Buena Vista, VA IDA RRB, Everbrite, Inc. Proj., 2.27%, VRDN, (LOC: Marshall &
Isley Bank)	1,270,000	1,270,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Centerra Metro. Dist., No. 1 RB, 1.89%, VRDN, (SPA: BNP Paribas)	$ 11,000,000	$11,000,000
Central Waco, TX Dev. Corp. RB, Enterprise Zone Proj., 1.97%, VRDN, (LOC: U.S.
Bancorp)	2,400,000	2,400,000
Chandler, AZ IDRB, Red Rock Stamping Co. Proj., 2.01%, VRDN, (LOC: KeyBank)	1,100,000	1,100,000
Chattanooga, TN IDRB, Top Flight, Inc. Proj., 1.96%, VRDN, (LOC: Citizens Bank)	2,200,000	2,200,000
Chicago, IL IDRB, PS Greetings, Inc. Proj., 1.92%, VRDN, (LOC: LaSalle Bank)	1,655,000	1,655,000
Colorado EDRB, Class A, Super Vacuum Manufacturing Co. Proj., 2.05%, VRDN,
(LOC: Wells Fargo)	200,000	200,000
Colorado HFA IDRB, Worldwest LLP Proj., 2.08%, VRDN, (LOC: Firstar Bank)	1,000,000	1,000,000
Columbus, GA IDRB, Goldens Foundry Proj., 2.16%, VRDN, (LOC: Columbus Bank
& Trust Co.)	3,050,000	3,050,000
Conyers, GA IDRB, Handleman Co. Proj., 1.94%, VRDN, (LOC: Columbus Bank &
Trust Co.)	3,200,000	3,200,000
Covington, KY Indl. Bldg. RB, Esco Corp. Proj., 2.36%, VRDN, (LOC: Union Bank
of California)	6,610,000	6,610,000
Crawfordsville, IN EDRB, Natural Pork Prod. Proj., 2.11%, VRDN, (LOC: KeyBank)	6,000,000	6,000,000
De Pere, WI IDRB, Cleaning Sys., Inc., 1.96%, VRDN, (LOC: Marshall & Isley Bank)	2,375,000	2,375,000
Eau Claire Cnty., WI IDRB, Intek Plastics, Inc. Proj., 2.07%, VRDN, (LOC: U.S.
Bancorp)	2,950,000	2,950,000
Elkhart Cnty., IN EDRB, ATI Proj., 1.97%, VRDN, (SPA: Societe Generale)	2,600,000	2,600,000
Fargo, ND IDRB, Cass Clay Creamery, Inc. Proj.:
2.16%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	1,170,000	1,170,000
2.16%, VRDN, (Coll.: Bay Hypo-Und Vereinsbank AG)	2,500,000	2,500,000
Florida Dev. Fin. Corp. IDRB, Ser. 2002:
M.J. Eagle Realty Proj., 2.02%, VRDN, (LOC: SunTrust Banks, Inc.)	1,540,000	1,540,000
Repco Equipment Leasing Proj., 2.02%, VRDN, (LOC: SunTrust Banks, Inc.)	1,000,000	1,000,000
Serigraphic Arts, Inc. Proj., 2.02%, VRDN, (LOC: SunTrust Banks, Inc.)	720,000	720,000
Fox Lake, WI Redev. Auth. IDRB, Karavan Trailers, Inc. Proj., 2.14%, VRDN,
(LOC: Associated Bank)	2,065,000	2,065,000
Frankfort, IN EDRB, Gen. Seating of America Proj., 3.55%, VRDN, (LOC: Dai-Ichi
Kangyo Bank, Ltd.)	795,000	795,000
Franklin Cnty., TN IDRB, Franklin Inds. Proj., 1.98%, VRDN, (LOC: Bank of
America)	714,000	714,000
Fridley, MN RRB, Fridley Business Plaza Proj., 2.00%, VRDN, (LOC: Wells Fargo)	2,550,000	2,550,000
Frisco City, AL IDA RB, Standard Furniture Manufacturing Proj., 1.99%, VRDN,
(LOC: AmSouth Bank)	1,680,000	1,680,000
Gary, IN EDRB, Grant Street Proj., 2.11%, VRDN, (Liq.: JPMorgan Chase Bank)	6,300,000	6,300,000
Gooding Cnty., ID IDRB, Southfield Dairy Proj., 2.11%, VRDN, (LOC: Bank of
America)	3,770,000	3,770,000
Gwinnet Cnty., GA Dev. Auth. RB, Ole Mexican Foods, Inc. Proj., 2.01%, VRDN,
(LOC: Branch Banking & Trust)	6,410,000	6,410,000
Haleyville, AL IDRB, Babcock Lumber Co. Proj., 2.24%, VRDN, (LOC: First
Comml. Bank)	945,000	945,000
Hawaii Dept. Budget & Fin. Spl. Purpose RB, Palama Meat, 1.98%, VRDN,
(Liq.: Wells Fargo)	7,700,000	7,700,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Henderson, TN IDRB, Premier Manufacturing Corp. Proj., 1.99%, VRDN,
(LOC: Natl. City Bank)	$ 3,575,000	$3,575,000
Howard, WI IDRB, Fox Converting, Inc., Ser. A, 2.27%, VRDN, (LOC: Associated
Bank)	4,500,000	4,500,000
Huntsville, AL IDRB, Service Steel, Inc. Proj., 2.16%, VRDN, (LOC: First Comml.
Bank)	1,615,000	1,615,000
Hutchinson Cnty., SD IDRB, Dakota Plains LLC., 2.11%, VRDN, (LOC: SunTrust
Banks, Inc.)	1,000,000	1,000,000
Illinois Dev. Fin. Auth. IDRB:
Cook Composites & Polymers Proj., 2.13%, VRDN, (LOC: BNP Paribas)	3,290,000	3,290,000
Downers Grove, Ltd. Proj., 1.97%, VRDN, (LOC: LaSalle Bank)	2,000,000	2,000,000
Kris & Dee Associates, Inc. Proj., 2.02%, VRDN, (LOC: LaSalle Bank)	940,000	940,000
Ser. A, 2.03%, VRDN, (LOC: LaSalle Bank)	1,655,000	1,655,000
Ser. B, 2.03%, VRDN, (LOC: LaSalle Bank)	1,770,000	1,770,000
Indiana Dev. Fin. Auth EDRB, Carr Metals Products Proj., 2.22%, VRDN,
(LOC: Bank One)	750,000	750,000
Iowa Fin. Auth. IDRB, First Coop. Assn. Proj., 2.11%, VRDN, (SPA: BNP Paribas)	2,450,000	2,450,000
Jefferson Cnty., KY Indl. Bldg. RB, Dant Clayton Corp. Proj., 2.02%, VRDN, (LOC:
Bank One)	3,375,000	3,375,000
Johnson Cnty., KS Private Activity RB, Ser. A, Stouse Sign & Decal Proj., 2.33%,
VRDN, (LOC: U.S. Bancorp)	1,500,000	1,500,000
Kansas City, MO IDRRB, Quarterage Hotel Proj., 2.18%, VRDN, (LOC: U.S.
Bancorp)	3,545,000	3,545,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., 2.07%, VRDN,
(Liq.: Wells Fargo)	5,865,000	5,865,000
Lexington, KY IDRB, Kirby Containers Proj., 2.08%, VRDN, (LOC: AmSouth Bank)	2,000,000	2,000,000
Liberal, KS IDRB, Farmland Natl. Beef Packing Proj., 2.11%, VRDN, (LOC: U.S.
Bancorp)	1,000,000	1,000,000
Liberty Cnty., GA IDRB, Muskin Leisure Products Proj., 1.96%, VRDN,
(LOC: Comerce de France)	3,520,000	3,520,000
Lincoln Cnty., ID IDRB, Double A Dairy Proj., 2.11%, VRDN, (LOC: Bank of
America)	2,000,000	2,000,000
Lombard, IL IDRB, Tella Tool & Manufacturing Co. Proj., 1.96%, VRDN,
(LOC: American Natl. Bank & Trust)	400,000	400,000
Lorain Cnty., OH IDRB, Skill Tools Proj., 2.01%, VRDN, (LOC: KeyBank)	4,325,000	4,325,000
Louisiana Local Govt. Env. Facs. CDA RB, Mid South Extrusion Proj., 2.11%,
VRDN, (LOC: Regions Bank)	2,625,000	2,625,000
Louisiana Pub. Facs. Auth. PCRRB, Allied Signal, Inc. Proj., 2.27%, VRDN, (Gtd. by
Honeywell Intl.)	6,815,000	6,815,000
Madison, AL IDRB, Haley Grocery Co. Proj., 2.11%, VRDN, (LOC: Regions Bank)	2,960,000	2,960,000
Mandan, ND Muni. IDRRB, Cloverdale Foods Co. Proj., 2.12%, VRDN, (LOC: Bank
of North Dakota)	4,120,000	4,120,000
Manitowoc, WI IDRB:
Kaufman Enterprises Proj., 2.14%, VRDN, (LOC: Associated Bank)	900,000	900,000
Manitowoc Tool & Machining Proj., 2.14%, VRDN, (LOC: Associated Bank)	1,800,000	1,800,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Mankato, MN IDRB, Katolight Proj., 2.07%, VRDN, (LOC: U.S. Bancorp)	$ 2,150,000	$2,150,000
Marion Cnty., OH IDRB, Central Ohio Farmers Proj., 2.16%, VRDN, (Coll.: Bay
Hypo-Und Vereinsbank AG)	3,050,000	3,050,000
Massachusetts Dev. Fin. Agcy. RB, Unilock New York Proj., 2.02%, VRDN,
(LOC: Bank One)	4,000,000	4,000,000
Meade Cnty., KY Indl. Bldg. RB, Liters Quarry, Inc. Proj., 1.99%, VRDN, (LOC: Bank
One)	2,400,000	2,400,000
Menomonee Falls, WI IDRB, Mero Structures, Inc. Proj., 1.92%, VRDN, (LOC: U.S.
Bancorp)	2,145,000	2,145,000
Meriwether Cnty., GA IDRB, Crown Tech. II Proj., 2.14%, VRDN, (Insd. by
Columbus Bank & Trust Co.)	3,190,000	3,190,000
Miami Cnty., IN IDRB, Prime Products, Inc. Proj., 2.11%, VRDN, (LOC: Bank One)	3,300,000	3,300,000
Miami-Dade Cnty., FL IDA RB:
1.89%, VRDN, (LOC: Union Planters Bank)	8,000,000	8,000,000
Tarmac America Proj., 1.92%, VRDN, (LOC: Bank of America)	3,200,000	3,200,000
Milwaukee, WI IDRB, Stellars Absorbent Materials Proj., 2.08%, VRDN, (LOC: U.S.
Bank)	4,275,000	4,275,000
Milwaukee, WI Redev. Auth. RB, Ser. A, 1.96%, VRDN, (LOC: U.S. Bancorp)	2,750,000	2,750,000
Missouri IDRB, MFA, Inc. Proj., Ser. A, 2.11%, VRDN, (SPA: BNP Paribas)	1,825,000	1,825,000
Montgomery, AL IDRB, Kinpak, Inc. Proj., 2.16%, VRDN, (LOC: Regions Bank)	3,200,000	3,200,000
Morgan Cnty., GA Dev. Auth. IDRB, Bard Manufacturing Co. Proj., 1.99%, VRDN,
(LOC: Natl. City Bank)	3,900,000	3,900,000
Muscle Shoals, AL IDRB, Robbins LLC Proj., Ser. A, 2.08%, VRDN, (LOC: AmSouth
Bank)	4,500,000	4,500,000
Nemaha Cnty., KS IDRB, Midwest AG Svcs. LLC, 2.11%, VRDN, (SPA: BNP Paribas)	3,360,000	3,360,000
New Hampshire Business Fin. Auth. IDRB, Monadock Economic Dev. & Precitech
Proj., 2.01%, VRDN, (LOC: KeyBank)	3,150,000	3,150,000
Oakland Cnty., MI Econ. Dev. Corp. RB, A&M Label Proj., 1.99%, VRDN,
(LOC: Natl. City Bank)	3,120,000	3,120,000
Oregon EDA RB, Behlen Manufacturing Co. Proj., 2.07%, VRDN, (LOC: LaSalle
Bank)	5,500,000	5,500,000
Oregon EDRB, Beef Northwest Feeders Proj.:
2.11%, VRDN, (LOC: Bank of America)	1,425,000	1,425,000
2.11%, VRDN, (LOC: Bank of America)	1,900,000	1,900,000
Osage City, KS IDRB, Norseman Plastics Proj., 2.07%, VRDN, (SPA: Bank of
Montreal)	3,200,000	3,200,000
Ouachita Parish, LA IDRB, Metalforms Superlift Proj., 2.11%, VRDN,
(LOC: Regions Bank)	1,385,000	1,385,000
Pierce Cnty., WA EDRB, Truss Co. Proj., 1.97%, VRDN, (LOC: U.S. Bancorp)	2,475,000	2,475,000
Pilchuck, WA Dev. Corp. IDRB, HCI Steel Proj., 2.01%, VRDN, (LOC: KeyBank)	1,660,000	1,660,000
Port Bellingham, WA IDRB, Bakerview Proj., 2.01%, VRDN, (LOC: KeyBank)	2,575,000	2,575,000
Rhode Island Indl. Facs. Corp. IDRB:
Calise & Sons Bakery Proj., 1.92%, VRDN, (LOC: Citizens Bank)	6,210,000	6,210,000
Greystone of Lincoln Proj., 2.10%, VRDN, (LOC: Mellon Bank)	1,900,000	1,900,000
Sanford, ME RB, Toms of Maine Proj., 1.92%, VRDN, (LOC: Bank of America)	5,000,000	5,000,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Scott Cnty., IA IDRB:
1.96%, VRDN, (LOC: U.S. Bancorp)	$ 2,000,000	$2,000,000
Ford Manufacturing Co., Inc. Proj., Ser. 1997, 1.96%, VRDN,
(LOC: U.S. Bancorp)	1,600,000	1,600,000
Simpson Cnty., KY IDRB, Harmon Motive Kentucky Proj., 2.01%, VRDN,
(LOC: Bank of America)	7,200,000	7,200,000
South Carolina Jobs EDA RB:
Mid Atlantic Drainage Proj., 2.11%, VRDN, (LOC: Natl. Bank of South
Carolina)	1,745,000	1,745,000
Ortec, Inc. Proj., Ser. B, 1.97%, VRDN, (LOC: Bank of America)	2,500,000	2,500,000
South Dallas, AL IDA RB, Cahaba Valley Lumber Co. Proj., 2.01%, VRDN,
(LOC: AmSouth Bank)	1,425,000	1,425,000
St. Joseph, MO IDRB, Lifeline Foods LLC Proj., 2.11%, VRDN, (Coll.: Bay Hypo-
Und Vereinsbank AG)	7,140,000	7,140,000
Summit Cnty., OH IDRB, S.A. Comunale Co. Proj., 1.99%, VRDN, (LOC: Natl. City
Bank)	2,940,000	2,940,000
Traill Cnty., ND Solid Wst. American Crystal Sugar Co., 2.16%, VRDN, (SPA: BNP
Paribas)	3,580,000	3,580,000
Tuscaloosa Cnty., AL IDRB:
Brion Hardin Proj., 2.16%, VRDN, (LOC: AmSouth Bank)	500,000	500,000
Hardwear Corp. Proj., 2.16%, VRDN, (LOC: AmSouth Bank)	900,000	900,000
Nucor Corp. Proj., 1.93%, VRDN, (Gtd. by Nucor)	6,700,000	6,700,000
Utah Cnty., UT IDRB, McWane, Inc. Proj., 1.96%, VRDN, (LOC: AmSouth Bank)	1,910,000	1,910,000
Vermont EDA IDRB, Hazelett Strip Casting Proj., 2.01%, VRDN, (LOC: AmSouth
Bank)	5,820,000	5,820,000
Washington EDFA RB, Royal Ridge Fruit Proj., 2.11%, VRDN, (LOC: Bank of
America)	4,205,000	4,205,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj.:
1.86%, VRDN, (Gtd. by Dow Chemical Co.)	10,200,000	10,200,000
Ser. 1995, 1.86%, VRDN, (Gtd. by Dow Chemical Co.)	20,525,000	20,525,000
Ser. A, 1.86%, VRDN, (Gtd. by Dow Chemical Co.)	8,050,000	8,050,000
West Bend, WI IDRB, 1.96%, VRDN, (LOC: U.S. Bancorp)	1,350,000	1,350,000
Wilson Cnty., TN IDRB, John Deal Coatings, Inc. Proj., 2.13%, VRDN,
(LOC: AmSouth Bank)	1,200,000	1,200,000
Winamac, IN EDRB, Sunny Ridge Dairy Proj., 2.16%, VRDN, (LOC: Northern Trust)	1,000,000	1,000,000
Winslow, ME RB, Maine Biological Labs Proj., 2.01%, VRDN, (LOC: KeyBank)	3,155,000	3,155,000
Yakima Cnty., WA Pub. Corp. RB:
Macro Plastics, Inc. Proj., 2.18%, VRDN, (LOC: Bank of the West)	620,000	620,000
Michelsen Packaging Co. Proj., 1.97%, VRDN, (LOC: Bank of America)	1,400,000	1,400,000

		404,606,000

LEASE 3.6%
ABN AMRO Chicago Corp. Leasetops Master Trust, Ser. 1997-1, 2.16%, VRDN,
(LOC: LaSalle Bank)	59,307,042	59,307,042
ABN AMRO Leasetops Cert. Trust, Ser. 2001-01, Multi-State Proj., 2.20%, VRDN,
(Liq.: ABN AMRO Bank & Insd. by AMBAC)	19,784,189	19,784,189

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE continued
Clark Cnty., IN Jail Holding Corp. RB, ROC, 1.90%, VRDN, (Liq.: Citigroup
Holdings)	$ 5,515,000	$5,515,000
Denver, CO City & Cnty. COP, 1.90%, VRDN, (Liq.: Citigroup Holdings)	5,935,000	5,935,000
Koch Floating Rate Trust Cert.:
Ser. 1998-1, 1.91%, VRDN, (LOC: State Street Corp.)	3,362,157	3,362,157
Ser. 2000-1, 2.06%, VRDN, (LOC: State Street Corp.)	33,012,223	33,012,223
Ser. 2001-1, 2.06%, VRDN, (LOC: State Street Corp. & Insd. by AMBAC)	46,412,784	46,412,784
MBIA Capital Corp. Grantor Trust Lease, PFOTER:
1.96%, VRDN, (Liq.: Landesbank Hessen & Insd. by MBIA)	9,185,000	9,185,000
1.96%, VRDN, (SPA: Landesbank Hessen)	19,185,000	19,185,000
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, 1.91%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd.
by AMBAC)	6,754,028	6,754,028
Ser. 2002-1, 1.91%, VRDN, (Gtd. by Pitney Bowes Credit Corp. & Insd.
by AMBAC)	3,720,351	3,720,351
Virginia Eagle Trust Cert., Ser. 2004 5001, Class A, 2.00%, VRDN, (LOC: Citibank)	9,706,000	9,706,000

		221,878,774

MISCELLANEOUS REVENUE 6.0%
Bad River Band Lake Superior, WI RB, Native Lands Acquisitions Proj., 1.92%,
VRDN, (LOC: Associated Bank)	5,030,000	5,030,000
California Infrastructure & Econ. Dev. RB, Salvation Army, 2.10%, 08/09/2005	19,000,000	19,000,000
California Pollution Ctrl. Fin. Auth. RB, BP Amoco Proj., 1.89%, VRDN, (Gtd. by
BP plc)	6,075,000	6,075,000
Colorado E- 470 Pub. Hwy. Auth. RB, Ser. 997, 1.96%, VRDN, (Liq.: Morgan
Stanley & Insd. by MBIA)	5,685,000	5,685,000
Cumberland Cnty., TN IDRB, Fairfield Glade Cmnty. Club, 2.08%, VRDN,
(LOC: AmSouth Bank)	6,500,000	6,500,000
Delaware Valley, PA Regl. Fin. PFOTER, 1.91%, VRDN, (Liq.: Merrill Lynch & Insd.
by AMBAC)	10,695,000	10,695,000
East Grand Forks, MN Solid American Crystal Sugar Co., 2.16%, VRDN,
(LOC: SunTtrust Banks, Inc.)	5,750,000	5,750,000
Florida Correctional Facs. ROC, 1.89%, VRDN, (LOC: Citibank)	3,055,000	3,055,000
Fort McDowell, AZ Yavapai Nation Eagle Trust, Class A, 2.05%, VRDN,
(Liq.: Citigroup Holdings)	30,675,000	30,675,000
Indiana Bond Bank RB, 1.90%, VRDN, (Insd. by MBIA)	2,430,000	2,430,000
Jacksonville, FL EDA RB, 1.87%, VRDN, (LOC: Bank of New York)	4,970,000	4,970,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, 1.86%, VRDN, (SPA: Allied Irish
Bank)	4,000,000	4,000,000
Louisiana Env. Facs. RB, 1.88%, VRDN, (LOC: Regions Bank)	8,000,000	8,000,000
Lower CO River Auth., TX ROC, 1.90%, VRDN, (LOC: Citibank)	3,000,000	3,000,000
Metropolitan Govt. Nashville, TN American Cancer Society, 1.98%, VRDN,
(LOC: AmSouth Bank)	2,500,000	2,500,000
Municipal Securities Pool Trust Receipts:
2.01%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	69,540,000	69,540,000
2.01%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	29,435,000	29,435,000
2.01%, VRDN, (SPA: Societe Generale & Insd. by MBIA)	33,620,000	33,620,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
MISCELLANEOUS REVENUE continued
Oklahoma Dev. Fin. Auth. RB:
Conoco, Inc. Proj., 2.42%, 12/01/2005, (Gtd. by ConocoPhillips)	$ 10,000,000	$10,000,000
Conoco, Inc. Proj. Ser. B, 2.05%, VRDN, (Gtd. by ConocoPhillips)	2,500,000	2,500,000
Oregon EDRB, Georgia Pacific Proj., 2.16%, VRDN, (LOC: Bank of America)	15,900,000	15,900,000
Pennsylvania EDFA Wstwtr. Treatment RRB, Sunoco, Inc. Proj., 2.16%, VRDN,
(Gtd. by Sunoco)	11,000,000	11,000,000
PFOTER, Ser. A, 2.01%, VRDN, (Insd. by FGIC)	13,395,000	13,395,000
Port Arthur, TX Navigation Dist. IDRB, Fina Oil & Chemical Co. Proj., 1.81%,
VRDN, (Gtd. by Total SA)	2,100,000	2,100,000
Port Corpus Christi, TX Solid Wst. Disp. RB, Flint Hills Resources:
Ser. A:
2.17%, VRDN, (Gtd. by Flint Resources)	9,000,000	9,000,000
2.22%, VRDN, (Gtd. by Flint Resources)	25,000,000	25,000,000
Ser. B, 2.12%, VRDN, (Gtd. by Flint Resources)	11,700,000	11,700,000
Richmond, VA IDA, Cogentrix of Richmond, Ser. B, 1.80%, VRDN, (SPA: BNP
Paribas)	5,000,000	5,000,000
Rutherford Cnty., TN IDRB, Farmers Coop. Proj. , Ser. C, 2.16%, VRDN,
(LOC: AmSouth Bank)	1,600,000	1,600,000
Trinity River Auth., TX PCRRB, General Motors Corp. Proj., Ser. 1987, 2.40%,
VRDN, (Gtd. by General Motors Corp.)	6,900,000	6,900,000
United Nations Dev. Corp. of New York, PFOTER, 1.92%, VRDN,
(Liq.: Merrill Lynch)	3,600,000	3,600,000

		367,655,000

PORT AUTHORITY 1.2%
Brazos, Texas IDRB, ConocoPhillips Proj., 1.80%, 08/01/2005, (Gtd. by
Conoco Phillips)	3,500,000	3,500,000
Chicago, IL IDRB, Federal Marine Terminal Proj., 2.03%, VRDN,
(LOC: LaSalle Bank)	4,200,000	4,200,000
Massachusetts Port Auth. RB, PFOTER:
1.97%, VRDN, (SPA: Merrill Lynch)	16,220,000	16,220,000
2.02%, VRDN, (SPA: Merrill Lynch)	5,820,000	5,820,000
Port Seattle, WA Rev. ROC, 1.94%, VRDN, (LOC: Citibank & Insd. by FGIC)	1,000,000	1,000,000
Valdez, AK Marine Terminal RB:
1.80%, 06/01/2005, (Gtd. by Conoco Phillips)	20,500,000	20,500,000
1.80%, 06/01/2005, (Gtd. by Conoco Phillips)	5,000,000	5,000,000
1.80%, 06/01/2005, (Gtd. by Conoco Phillips)	18,375,000	18,375,000

		74,615,000

RESOURCE RECOVERY 1.0%
Ladysmith, WI Solid Wst. Disp. Facs. RB, Cityforest Corp. Proj.,
Ser. 1998, 2.07%, VRDN, (LOC: Union Bank of California)	21,325,000	21,325,000
Maine Fin. Auth. Solid Wst. Disp. Auth. RB, 2.90%, 06/01/2005,
(LOC: Bank of America)	15,000,000	15,000,000
Oregon Metro. Svc. Dist. Wst. Disposal RB, Riedel Oregon Compost Co. Proj.,
2.10%, VRDN, (LOC: U.S. Bancorp)	3,900,000	3,900,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
RESOURCE RECOVERY continued
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj.:
2.26%, VRDN, (LOC: Bank One)	$ 8,600,000	$8,600,000
2.26%, VRDN, (SPA: Bank of Tokyo-Mitsubishi, Ltd.)	5,000,000	5,000,000
Texas Regl. Dev. Corp. RB, Recycle to Conserve, 1.95%, VRDN, (LOC: Bank of
America)	5,000,000	5,000,000

		58,825,000

SOLID WASTE 0.4%
Broomfield Village, CO. Metro. Dist. No. 2 RRB, Ser. A, 2.21%, VRDN,
(LOC: Compass Bank)	7,820,000	7,820,000
Hammond, IN Swr. & Solid Wst. RRB, Cargill, Inc. Proj., 2.03%, VRDN, (Gtd. by
Cargill)	6,500,000	6,500,000
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management,
Inc. Proj., 2.90%, 06/01/2005, (LOC: Bank of America)	8,000,000	8,000,000

		22,320,000

SPECIAL TAX 2.4%
ABN AMRO Munitops COP, Ser. 2002-24, 1.90%, VRDN, (LOC: ABN AMRO Bank)	3,300,000	3,300,000
Carmel Clay Ind. Sch. TAN, 3.25%, 12/30/2005, (LOC: Zions First Natl. Bank)	10,000,000	10,077,359
Denver, CO Urban Renewal Tax:
1.97%, VRDN, (LOC: Zions First Natl. Bank)	4,615,000	4,615,000
2.07%, VRDN, (LOC: Zions First Natl. Bank)	2,160,000	2,160,000
Denver, CO Urban Renewal TRAN, 1.95%, VRDN, (LOC: Llyods Bank)	12,500,000	12,500,000
Florida Board of Ed. ROC, Ser. 2003-4521, 1.89%, VRDN, (Liq.: Citigroup
Holdings & Insd. by FGIC)	2,485,000	2,485,000
Houston, TX Hotel Occupancy Tax & Spl. RB, PFOTER, 1.98%, VRDN,
(Liq.: Merrill Lynch & Insd. by FGIC)	8,405,000	8,405,000
Illinois Metro. Pier & Expo Auth. RB:
1.90%, VRDN, (LOC: Citibank)	6,000,000	6,000,000
PFOTER:
1.98%, VRDN, (SPA: BNP Paribas & Insd. by MBIA)	7,020,000	7,020,000
1.98%, VRDN, (Liq.: Merrill Lynch)	6,855,000	6,855,000
ROC, 1.99%, VRDN, (LOC: Citibank)	14,575,000	14,575,000
Lee Cnty., FL Trans. Facs. ROC, 1.89%, VRDN, (Liq.: Citigroup)	205,000	205,000
Metropolitan Pier & Expo. Auth., IL Eagle Trust Cert., Class A, 1.90%, VRDN,
(Liq: Citigroup)	3,400,000	3,400,000
Metropolitan Pier & Expo. Auth., IL MTC, Ser. 2005-221, Class A, 2.10%, VRDN,
(Liq.: Bear Stearns)	16,660,000	16,660,000
Metropolitan Pier & Expo. Auth., IL, Ser. Z1, 1.98%, VRDN, (Liq.: Goldman Sachs)	9,175,000	9,175,000
New York, NY TFA RB:
1.89%, VRDN, (Insd. by AMBAC)	585,000	585,000
NYC Recovery Proj., Class A, 1.88%, VRDN, (LOC: Citibank)	24,750,000	24,750,000
Ser. 362, 1.92%, VRDN, (Liq.: Morgan Stanley)	2,500,000	2,500,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, Ser. 99-7, 1.89%,
VRDN, (LOC: Citigroup & Insd. by FGIC)	6,300,000	6,300,000
Puerto Rico Cmnwlth. Hwy. & Trans. Auth. RB, Ser. 771, 1.85%, 10/13/2005,
(Liq.: Morgan Stanley)	7,000,000	7,000,000

		148,567,359

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TOBACCO REVENUE 1.5%
Badger Tobacco Asset Security Corp. PFOTER, 1.98%, VRDN, (LOC.: Lloyds Bank)	$ 15,815,000	$15,815,000
California Tobacco Settlement RB, PFOTER, 1.96%, VRDN, (LOC: WestLB AG)	3,270,000	3,270,000
Erie Cnty., NY Tobacco Asset Security RB, PFOTER, 1.96%, VRDN,
(Liq.: Merrill Lynch)	10,880,000	10,880,000
Golden State Tobacco Securitization Corp., PFOTER:
1.96%, VRDN, (Liq.: Merrill Lynch)	6,875,000	6,875,000
1.96%, VRDN, (Liq.: Merrill Lynch)	6,750,000	6,750,000
1.96%, VRDN, (Liq.: Merrill Lynch)	5,500,000	5,500,000
Louisiana Tobacco Settlement Fin. Corp. RB, PFOTER, 2.02%, VRDN,
(Liq.: Merrill Lynch)	10,690,000	10,690,000
New Jersey EDA RB, ROC, 1.90%, VRDN, (LOC: Citibank)	2,000,000	2,000,000
New Jersey Tobacco Settlement Fin. Corp. PFOTER, 1.96%, VRDN, (Liq.: Merrill
Lynch)	1,475,000	1,475,000
New York Tobacco Trust RB:
1.96%, VRDN, (Liq.: Merrill Lynch)	9,105,000	9,105,000
PFOTER, 1.96%, VRDN, (LOC: WestDeutsche Landesbank)	19,915,000	19,915,000
Tobacco Settlement Fin. Corp. NY RB, PFOTER, 1.88%, VRDN, (SPA: Merrill Lynch)	470,000	470,000

		92,745,000

TRANSPORTATION 2.6%
California Infrastructure & Econ. Dev. RB, 1.89%, VRDN, (SPA: Societe Generale)	16,085,000	16,085,000
Central Puget Sound, WA Regl. Transit Auth. PFOTER, Ser. 360, 1.92%, VRDN,
(Liq.: Morgan Stanley & Insd. by FGIC)	1,365,000	1,365,000
Dallas, TX Rapid Trans. ROC, 1.90%, VRDN, (Liq.: Merrill Lynch)	2,800,000	2,800,000
E 470 Pub. Highway, CO PFOTER, 1.98%, VRDN, (Liq.: Merrill Lynch)	275,000	275,000
Foothill/Eastern Trans. Corridor Agcy., CA Toll Road RB, PFOTER, 1.93%, VRDN,
(Liq.: Merrill Lynch)	110,000	110,000
Harris Cnty., TX RB, Toll Road Proj.:
1.83%, 03/09/2005	1,325,000	1,325,000
1.88%, 03/09/2005	2,800,000	2,800,000
1.90%, VRDN, (SPA: Societe Generale)	5,980,000	5,980,000
Los Angeles, Cnty., CA Metro. Trans. Auth. RB, 1.89%, VRDN, (LOC: Citibank)	9,900,000	9,900,000
Massachusetts Bay Trans. Auth. RB, 1.89%, VRDN, (LOC: Citibank)	9,285,000	9,285,000
Metropolitan Transportation Auth., NY RB, 1.83%, VRDN, (Gtd. by Depfa USA)	30,800,000	30,800,000
Municipal Securities Pool Trust Receipts, 2.01%, VRDN, (SPA: Societe Generale)	1,625,000	1,625,000
New Jersey EDA RB, 1.89%, VRDN, (Insd. by MBIA)	4,030,000	4,030,000
New Jersey Trans. Auth. Floating Rate Trust Cert., Ser. 963, 1.88%, VRDN, (Liq.:
Morgan Stanley)	7,390,000	7,390,000
New Mexico Finl. Auth. Trans. RB, Ser. 435, 1.90%, VRDN, (Liq.: JPMorgan Chase
Bank & Insd. by MBIA)	15,460,000	15,460,000
New York Thruway Auth. RB, MSTR, 1.87%, VRDN, (Liq.: JPMorgan Chase Bank)	7,200,000	7,200,000
Pennsylvania Turnpike Commission RB, Ser. Q, 1.76%, VRDN, (SPA: WestLB AG)	10,000,000	10,000,000
Regional Trans. Auth., IL RB, Ser. 2003, 1.90%, VRDN, (Liq.: BNP Paribas & Insd.
by FGIC)	6,040,000	6,040,000
South Carolina Trans. Infrastructure RB:
1.90%, VRDN, (Liq.: Morgan Stanley)	14,460,000	14,460,000
1.90%, VRDN, (Liq.: Morgan Stanley & Insd. by AMBAC)	2,595,000	2,595,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION continued
Texas Turnpike Auth. RB, PFOTER:
1.98%, VRDN, (Liq.: Merrill Lynch)	$ 7,360,000	$7,360,000
1.98%, VRDN, (Liq.: Merrill Lynch)	3,530,000	3,530,000

		160,415,000

UTILITY 7.3%
Burke Cnty., GA PCRB, Oglethorpe Pwr., 1.90%, 03/04/2005	20,175,000	20,175,000
Campbell Cnty., WY IDRB, Two Elk Pwr. Generation Proj., 2.40%, 12/01/2005,
(SPA: Royal Bank of Canada)	20,000,000	20,000,000
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 2.03%, VRDN, (Gtd. by Wisconsin
Pwr. & Light)	1,500,000	1,500,000
Carroll Cnty., KY Solid Wst. Disposal Facs. RB, Kentucky Utility Co. Proj., 1.86%,
VRDN, (Gtd. by Kentucky Utility Co.)	45,100,000	45,100,000
Coconino Cnty., AZ PCRB, Arizona Pub. Svc. Co. Proj.:
1.88%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	6,710,000	6,710,000
1.88%, VRDN, (Gtd. by Arizona Pub. Svc. Co.)	19,000,000	19,000,000
Delaware EDA RRB, Delmarva Pwr. & Light Co. Proj., Ser. 1993C, 1.90%, VRDN,
(Gtd. by Delmarva)	4,150,000	4,150,000
Denton, TX Util. Sys. RB ROC, 1.90%, VRDN, (Liq.: Citigroup Holdings)	5,880,000	5,880,000
Florida Util. Auth. RB, Ser. 327, 1.92%, VRDN, (Liq.: Morgan Stanley)	800,000	800,000
Houston, TX Util. Sys. RB, 1.90%, VRDN, (LOC: Citibank)	10,285,000	10,285,000
Houston, TX Util. Sys. ROC, 1.90%, VRDN, (Liq.: Citigroup Holdings)	5,905,000	5,905,000
Jacksonville, FL Elec. Auth. RB:
1.78%, 03/03/2005	40,100,000	40,100,000
Ser. 2000-A, 1.90%, 03/03/2005	5,500,000	5,500,000
Ser. 2000-F, 1.90%, 03/01/2005	40,000,000	40,000,000
Lafayette, LA Util. Rev. ROC, 1.90%, VRDN, (LOC: Citibank & Insd. by MBIA)	10,775,000	10,775,000
Laramie, Cnty., WY IDA RB, Cheyenne Light & Pwr. Co., 2.02%, VRDN,
(Liq.: Wells Fargo)	5,000,000	5,000,000
Lower, CO River ,TX Auth. Transmission Contract RB, 1.90%, VRDN,
(Liq.: JPMorgan Chase Bank)	2,000,000	2,000,000
Lower, CO River, TX Auth. RB, 1.90%, VRDN, (Liq.: Citigroup Holdings)	3,780,000	3,780,000
McAlester, OK Pub. Works Auth. Util. RB MSTR, Ser. 9014, 1.92%, VRDN,
(Liq.: Bear Stearns & Insd. by FSA)	11,585,000	11,585,000
Michigan Strategic Obl. ROC, 1.90%, VRDN, (Liq.: Xl Capital Assurance &
Citibank)	3,545,000	3,545,000
Milwaukee, WI IDRRB, Wisconsin Elec. Pwr. Co. Proj., 2.00%, VRDN, (Gtd. by
Wisconsin Elec. Pwr. Co.)	2,000,000	2,000,000
Mobile, AL Indl. Dev. Board RB, Alabama Pwr. Co. Barry Plant Proj., Ser. B,
1.78%, VRDN, (Gtd. by Alabama Pwr.)	7,800,000	7,800,000
Nebraska Pub. Pwr. Dist. RB:
1.90%, VRDN, (LOC: Citibank)	3,200,000	3,200,000
1.90%, VRDN, (LOC: Citibank)	5,330,000	5,330,000
North Carolina Eastern Muni. Pwr. Auth. PFOTER, 1.90%, VRDN, (Liq.: Morgan
Stanley)	4,376,000	4,376,000
Oconee Cnty., SC PCRRB, Duke Energy Corp. Proj., Ser. A, 1.86%, VRDN, (Gtd. by
Duke Energy Corp.)	23,900,000	23,900,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Ohio Wtr. Dev. Auth. PCRB, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	$ 4,580,000	$4,580,000
Orlando, FL Util. Commission Sys. Eagle Trust Cert., Ser. 2004-1015, 1.89%,
VRDN, (LOC: Citibank)	4,260,000	4,260,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Co. Proj.,
2.00%, VRDN, (Gtd. by Motiva Enterprises LLC)	33,175,000	33,175,000
Port Morrow, OR PCRRB, Idaho Pwr. Co. Proj., 1.97%, VRDN, (Gtd. by Idaho
Pwr. Co.)	4,360,000	4,360,000
Port St. Lucie, FL Util. Sys. RRB, Ser. A, 1.89%, VRDN, (SPA: RBC Centura Bank)	5,145,000	5,145,000
Puerto Rico Elec. Pwr. Auth. RB:
1.88%, VRDN, (LOC: Bank of New York)	3,000,000	3,000,000
2.20%, 11/17/2005, (Liq.: Merrill Lynch)	6,625,000	6,625,000
Seattle, WA RB, Seattle Light & Pwr. Corp. Proj., 2.00%, 06/03/2005	11,020,000	11,020,000
Sheboygan, WI PCRB, Wisconsin Pwr. & Light Proj., 2.15%, VRDN, (Gtd. by
Wisconsin Pwr. & Light)	1,000,000	1,000,000
South Carolina Pub. Svc. Auth. RB:
2.00%, 03/10/2005	15,804,000	15,804,000
Class A, 1.90%, VRDN, (LOC: Citibank & Insd. by FGIC)	10,485,000	10,485,000
Springfield, IL Elec. RB, Ser. 2002A, 1.93%, VRDN, (LOC: Bank of New York &
Insd. by MBIA) 144A	6,746,500	6,746,500
Sweetwater Cnty., WY PCRRB, Idaho Pwr. Co. Proj., Ser. B, 1.83%, VRDN,
(Gtd. by Idaho Pwr. Co.)	24,200,000	24,200,000
Wyandotte Cnty., KS Gov. Util. Sys. RB:
1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	1,700,000	1,700,000
Class A, 1.90%, VRDN, (LOC: Citibank)	5,000,000	5,000,000

		445,496,500

WATER & SEWER 3.5%
ABN AMRO Munitops Cert. Trust RB, 1.90%, VRDN, (Insd. by FSA)	8,495,000	8,495,000
Atlanta, GA Wtr. & Wstwtr. RB:
1.90%, VRDN, (LOC: Citibank)	4,900,000	4,900,000
ROC, 1.90%, VRDN, (Liq.: Citigroup Holdings & Insd. by FSA)	20,000,000	20,000,000
Ser. 520, 1.88%, VRDN, (Liq.: JPMorgan Chase & Co.)	12,495,000	12,495,000
Dallas, TX Wtrwrks. & Swr. Sys. RB, Ser. B, 1.90%, 03/15/2005	50,337,000	50,337,000
Des Moines, IA Metro. Wstwtr. Reclamation Auth. Swr. RB, 1.90%, VRDN,
(Liq.: JPMorgan Chase Bank)	2,400,000	2,400,000
Detroit, MI Sewage Disp. RB, 1.90%, VRDN, (SPA: Societe Generale)	7,000,000	7,000,000
Fort Worth, TX Wtr. & Swr. RB, Ser. 677, 1.90%, VRDN, (LOC: JPMorgan Chase
Bank & Insd. by FSA)	6,240,000	6,240,000
Fulton Cnty., GA Wtr. & Swr. ROC, 1.90%, VRDN, (Liq.: Citigroup Holdings)	4,765,000	4,765,000
Gwinnett Cnty., GA Wtr. & Swr. Auth. RB, 1.90%, VRDN, (Liq.: Citigroup Holdings)	16,325,000	16,325,000
Honolulu, HI City & Cnty. Wstwtr. Sys. RB, Floating Rate Trust Cert., Ser. 400,
1.92%, VRDN, (Liq.: Morgan Stanley & Insd. by FGIC)	3,462,500	3,462,500
Houston, TX Util. Sys. RB:
Ser. 527, 1.90%, VRDN, (Liq.: JPMorgan Chase Bank)	5,670,000	5,670,000
Ser. 685, 1.90%, VRDN, (LOC: JPMorgan Chase Bank & Insd. by MBIA)	5,340,000	5,340,000
Houston, TX Wtr. & Swr. Sys. RB, Ser. 2003-14, 1.90%, VRDN, (LOC.: BNP Paribas
& Insd. by FSA)	1,590,000	1,590,000

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER continued
Los Angeles, CA Wstwtr. Sys. RB, Ser. 2003-33, Class A, 1.89%, VRDN,
(LOC: Citibank & Insd. by FSA)	$ 11,870,000	$11,870,000
Loudoun Cnty., VA Sanitation Auth. Wtr. & Swr. RB, ROC, 1.90%, VRDN,
(LOC: Citibank)	2,270,000	2,270,000
Montgomery Cnty., TX Muni. Util. RB, 1.90%, VRDN, (Liq.: JPMorgan Chase
Bank)	3,200,000	3,200,000
New York, NY Wtr. Fin. Auth. RB, 1.88%, VRDN, (Liq.: Citigroup Holdings)	5,270,000	5,270,000
Phoenix, AZ Civic Impt. Wtr. Sys. RB, Ser. 2003, 1.85%, 03/04/2005	16,000,000	16,000,000
San Antonio, TX Wtr. & Swr. Eagle Trust Cert., Ser. 964306 , Class A, 1.90%,
VRDN, (LOC: Citibank & Insd. by MBIA)	14,925,000	14,925,000
Sarasota Cnty., FL Util. Sys. RB, PFOTER, 1.89%, VRDN, (Liq.: Merrill Lynch)	6,280,000	6,280,000
Western Carolina, SC Swr. Auth. RB, Ser. 678, 1.90%, VRDN, (Liq.: JPMorgan
Chase Bank & Insd. by FSA)	5,245,000	5,245,000

		214,079,500

Total Municipal Obligations (cost $6,120,931,615)		6,120,931,615

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Municipal Obligations Fund (cost $500,000)	500,000	500,000

Total Investments (cost $6,121,431,615) 99.9%		6,121,431,615
Other Assets and Liabilities 0.1%		4,040,195

Net Assets 100.0%		$6,125,471,810

VRDN   Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2005.

144A     Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
BAN	Bond Anticipation Note	MHRB	Multifamily Housing Revenue Bond
CDA	Community Development Authority	MHRRB	Multifamily Housing Refunding Revenue Bond
COP	Certificates of Participation	MSTR	Municipal Securities Trust Receipts
EDA	Economic Development Authority	MTC	Municipal Trust Certificates
EDFA	Economic Development Finance Authority	PCRB	Pollution Control Revenue Bond
EDRB	Economic Development Revenue Bond	PCRRB	Pollution Control Refunding Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Putable Floating Option Tax Exempt Receipts
FHA	Federal Housing Authority	RAN	Revenue Anticipation Note
FHLMC	Federal Home Loan Mortgage Corp.	RB	Revenue Bond
FNMA	Federal National Mortgage Association	ROC	Reset Option Certificates
FSA	Financial Security Assurance, Inc.	RRB	Refunding Revenue Bond
GNMA	Government National Mortgage Association	SFHRB	Single Family Housing Revenue Bond
GO	General Obligation	SPA	Securities Purchase Agreement
HFA	Housing Finance Authority	TAN	Tax Anticipation Note
IDA	Industrial Development Authority	TFA	Transportation Finance Authority
IDRB	Industrial Development Revenue Bond	TOC	Tender Option Certificates
IDRRB	Industrial Development Refunding Revenue Bond	TRAN	Tax Revenue Anticipation Note
LOC	Letter of Credit

The following table shows the percent of total investments by geographic location as of February 28, 2005 (unaudited):

Texas	8.3%	Rhode Island	1.0%
California	6.8%	Washington	0.8%
Illinois	4.6%	Wyoming	0.8%
Florida	4.3%	Idaho	0.8%
Wisconsin	3.9%	Kansas	0.7%
Georgia	3.3%	Nebraska	0.7%
New York	3.0%	Connecticut	0.6%
Pennsylvania	3.0%	Utah	0.6%
Colorado	3.0%	Oklahoma	0.6%
Massachusetts	2.7%	Oregon	0.6%
Louisiana	1.9%	Maine	0.5%
Indiana	1.7%	New Hampshire	0.5%
Alaska	1.7%	Missouri	0.4%
Michigan	1.7%	Delaware	0.3%
South Carolina	1.6%	Vermont	0.3%
Ohio	1.5%	Iowa	0.3%
Arizona	1.3%	North Carolina	0.3%
Virginia	1.3%	Puerto Rico	0.3%
New Jersey	1.2%	Mississippi	0.2%
New Mexico	1.2%	North Dakota	0.2%
Tennessee	1.2%	District of Columbia	0.1%
Kentucky	1.1%	Nevada	0.1%
Minnesota	1.1%	South Dakota	0.1%
Alabama	1.0%	Non-state specific	25.8%
Hawaii	1.0%
			100.0%

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

February 28, 2005

The following table shows the percent of total investments by credit quality as of February 28, 2005 (unaudited):

Tier 1	94.4%
Tier 2	5.1%
NR	0.5%

100.0%

The following table shows the percent of total investments by maturity as of February 28, 2005 (unaudited):

1 day	0.8%
2-7 days	82.5%
8-60 days	5.1%
61-120 days	4.7%
121-240 days	3.0%
241+ days	3.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005

Assets
Investments at amortized cost	$6,121,431,615
Cash	1,904,433
Receivable for Fund shares sold	1,159,443
Interest receivable	16,259,067
Prepaid expenses and other assets	549,483

Total assets	6,141,304,041

Liabilities
Dividends payable	4,044,923
Payable for Fund shares redeemed	11,478,847
Advisory fee payable	18,480
Distribution Plan expenses payable	7,521
Due to other related parties	4,785
Accrued expenses and other liabilities	277,675

Total liabilities	15,832,231

Net assets	$6,125,471,810

Net assets represented by
Paid-in capital	$6,125,740,383
Overdistributed net investment income	(268,573)

Total net assets	$6,125,471,810

Net assets consists of
Class I	$4,878,429,244
Class AD	94,903,320
Class IN	202,737,737
Class IS	856,461,052
Class P	92,940,457

Total net assets	$6,125,471,810

Shares outstanding
Class I	4,878,724,534
Class AD	94,916,370
Class IN	202,774,018
Class IS	856,371,921
Class P	92,950,532

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended February 28, 2005 (a)

Investment income
Interest	$95,958,480

Expenses
Advisory fee	7,156,226
Distribution Plan expenses
Class AD	23,410
Class IN	151,216
Class IS	2,226,207
Class P	361,849
Class RV	1,608
Class RC	5
Administrative services fee	3,903,396
Transfer agent fees	359,264
Trustees’ fees and expenses	111,504
Printing and postage expenses	54,116
Custodian and accounting fees	1,684,050
Registration and filing fees	230,498
Professional fees	67,442
Other	108,135

Total expenses	16,438,926
Less: Expense reductions	(73,132)
Expense reimbursements	(1,196)

Net expenses	16,364,598

Net investment income	79,593,882

Net realized gains or losses on
Securities	357,401
Credit default swap transactions	(81,995)

Net realized gains on securities and credit default swap transactions	275,406

Net increase in net assets resulting from operations	$79,869,288

(a) Class RV and RC shares of the Fund were liquidated on November 12, 2004.

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2005 (a)		2004

Operations
Net investment income		$79,538,337		$45,913,907
Net realized gains on securities and
credit default swap transactions		330,951		738,987

Net increase in net assets resulting
from operations		79,869,288		46,652,894

Distributions to shareholders from
Net investment income
Class I		(68,142,934)		(39,335,586)
Class AD		(669,414)		(291,090)
Class IN		(1,921,867)		(1,303,551)
Class IS		(9,116,078)		(5,233,653)
Class P		(595,049)		(193,630)
Class RV		(2,228)		(4)
Class RC		(4)		(6)

Total distributions to shareholders		(80,447,574)		(46,357,520)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	25,885,200,018	25,885,200,018	15,801,402,746	15,801,402,746
Class AD	122,483,926	122,483,926	29,815,133	29,815,133
Class IN	654,333,197	654,333,197	512,502,002	512,502,002
Class IS	1,196,773,380	1,196,773,380	1,225,450,571	1,225,450,571
Class P	96,171,381	96,171,381	53,214,985	53,214,985
Class RV	6,000,000	6,000,000	0	0

		27,960,961,902		17,622,385,437

Net asset value of shares issued in
reinvestment of distributions
Class I	25,580,567	25,580,567	11,648,740	11,648,740
Class AD	647,239	647,239	248,235	248,235
Class IN	1,668,410	1,668,410	908,831	908,831
Class IS	6,053,171	6,053,171	4,468,695	4,468,695
Class P	588,756	588,756	193,577	193,577
Class RV	631	631	4	4
Class RC	3	3	3	3

		34,538,777		17,468,085

Payment for shares redeemed
Class I	(26,067,625,680)	(26,067,625,680)	(13,753,294,956)	(13,753,294,956)
Class AD	(46,558,225)	(46,558,225)	(52,341,486)	(52,341,486)
Class IN	(595,657,458)	(595,657,458)	(541,383,700)	(541,383,700)
Class IS	(1,227,500,184)	(1,227,500,184)	(989,567,747)	(989,567,747)
Class P	(61,110,783)	(61,110,783)	(26,447,114)	(26,447,114)
Class RV	(6,001,657)	(6,001,657)	0	0
Class RC	(1,025)	(1,025)	0	0

		(28,004,455,012)		(15,363,035,003)

Net increase (decrease) in net assets
resulting from capital share
transactions		(8,954,333)		2,276,818,519

Total increase (decrease) in net assets		(9,532,619)		2,277,113,893
Net assets
Beginning of period		6,135,004,429		3,857,890,536

End of period		$6,125,471,810		$6,135,004,429

Undistributed (overdistributed) net
investment income		$(268,573)		$309,713

(a) Class RV and RC shares of the Fund were liquidated on November 12, 2004.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Municipal Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”) and Participant (“Class P) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Class RV and RC shares of the Fund were liquidated on November 12, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2005, EIMC reimbursed expenses in the amount of $1,196.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 28, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At February 28, 2005, the Fund had the following open credit default swap contracts outstanding:

Annual Rate
of Fixed
Payments
		Reference Debt	Notional	Made by the	Payment
Expiration	Counterparty	Obligation	Amount	Fund	Frequency

	Bank of	Waste
6/1/2005	America	Management, Inc.	$23,000,000	0.46%	quarterly

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2005, the components of distributable earnings on a tax basis consisted of overdistributed exempt-interest income in the amount of $268,573. Additionally, short-term capital gains are considered ordinary income for income tax purposes.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended February 28,

	2005	2004 (a)

Ordinary Income	$338,220	$224,931
Exempt-Interest Income	80,040,783	45,607,201
Long-term Capital Gain	68,571	525,388

(a) Year ended February 29.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allega-

NOTES TO FINANCIAL STATEMENTS continued

tions relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Municipal Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Municipal Money Market Fund as of February 28, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 20, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

Pursuant to Section 852 of the Internal Revenue Code, the Fund has designated aggregate capital gain distributions of $68,571 for the fiscal year ended February 28, 2005.

For the fiscal year ended February 28, 2005, the percentage representing the portion of distributions from net investment income, which is exempt from federal and state income tax, other than alternative minimum tax is 99.48% .

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2004

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

565577 rv2 4/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565577 rv2 4/2005

Evergreen Institutional Treasury Money Market Fund

Evergreen

INSTITUTIONAL TREASURY MONEY MARKET FUND

Annual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
17	STATEMENT OF ASSETS AND LIABILITIES
18	STATEMENT OF OPERATIONS
19	STATEMENTS OF CHANGES IN NET ASSETS
20	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional Treasury Money Market Fund, which covers the twelve-month period ended February 28, 2005.

The importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and liquidity during buying opportunities. However, with interest rate levels just recently starting to rise from multi-decade lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

1

LETTER TO SHAREHOLDERS continued

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would sustain the expansion. Yet, as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these mixed signals, we believed that these signals were a characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP had moderated to what we considered a more sustainable, and less inflationary, pace of growth.

Despite this moderation in economic growth, the Federal Reserve embarked on its “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan issued transparent public statements, attempting to assuage market angst. Yet, despite his statements, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did market interest rates at the long end of the yield curve begin to recover, a process that continued for the balance of the period.

2

LETTER TO SHAREHOLDERS continued

We continue to advise our clients to adhere to allocation strategies, including an appropriate allocation to money market funds, in order to provide continued stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/20/1996

	Institutional	Administrative
	Shares	Shares
	(Class I)	(Class AD)
Class inception date	11/20/1996	5/1/2001

Nasdaq symbol	EIMXX	EDTXX

Average annual return

1-year	1.35%	1.30%

5-year	2.62%	2.58%

Since portfolio inception	3.67%	3.65%

7-day annualized yield	2.25%	2.20%

30-day annualized yield	2.17%	2.12%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2005, there were 142 funds in the Lipper Institutional U.S. Treasury Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

					Lipper	Merrill
					Institutional	Lynch
Investor	Institutional	Participant	Reserve	Resource	U.S. Treasury	3-Month
Shares	Service Shares	Shares	Shares	Shares	Money	U.S.
(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
5/1/2001	11/27/1996	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index †

ENTXX	EITXX	ESTXX	ETVXX	EOTXX

1.25%	1.10%	0.85%	0.70%	0.55%	1.10%	1.51%

2.55%	2.37%	2.23%	2.11%	2.00%	2.42%	2.84%

3.62%	3.41%	3.43%	3.36%	3.29%	3.41%	3.75%

2.15%	2.00%	1.75%	1.60%	1.45%	N/A	N/A

2.07%	1.92%	1.67%	1.52%	1.37%	N/A	N/A

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

†Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,008.67	$1.05
Class AD	$ 1,000.00	$ 1,008.42	$1.29
Class IN	$ 1,000.00	$ 1,008.17	$1.54
Class IS	$ 1,000.00	$ 1,007.42	$2.29
Class P	$ 1,000.00	$ 1,006.17	$3.53
Class RV	$ 1,000.00	$ 1,005.43	$4.28
Class RC	$ 1,000.00	$ 1,004.68	$5.02
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.75	$1.05
Class AD	$ 1,000.00	$ 1,023.51	$1.30
Class IN	$ 1,000.00	$ 1,023.26	$1.56
Class IS	$ 1,000.00	$ 1,022.51	$2.31
Class P	$ 1,000.00	$ 1,021.27	$3.56
Class RV	$ 1,000.00	$ 1,020.53	$4.31
Class RC	$ 1,000.00	$ 1,019.79	$5.06

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.21% for Class I, 0.26% for Class AD, 0.31% for Class IN, 0.46% for Class IS, 0.71% for Class P, 0.86% for Class RV and 1.01% for Class RC), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.013	0.009	0.015	0.032	0.060

Distributions to shareholders from
Net investment income	(0.013)	(0.009)	(0.015)	(0.032)	(0.060)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	1.35%	0.90%	1.56%	3.21%	6.19%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,208,303	$2,186,186	$2,222,210	$2,439,209	$1,784,059
Ratios to average net assets
Expenses[2]	0.21%	0.20%	0.20%	0.23%	0.19%
Net investment income	1.34%	0.89%	1.56%	3.12%	6.01%

1 Year ended February 29.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.013	0.008	0.015	0.023

Distributions to shareholders from
Net investment income	(0.013)	(0.008)	(0.015)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.30%	0.85%	1.50%	2.33%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,060	$52,002	$14,068	$4,771
Ratios to average net assets
Expenses[3]	0.26%	0.25%	0.25%	0.28%[4]
Net investment income	1.27%	0.84%	1.37%	3.07%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.012	0.008	0.014	0.023

Distributions to shareholders from
Net investment income	(0.012)	(0.008)	(0.014)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.25%	0.80%	1.45%	2.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$272,700	$259,651	$158,831	$1,242
Ratios to average net assets
Expenses[3]	0.31%	0.30%	0.30%	0.34%[4]
Net investment income	1.23%	0.77%	1.40%	3.02%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.011	0.006	0.013	0.029	0.058

Distributions to shareholders from
Net investment income	(0.011)	(0.006)	(0.013)	(0.029)	(0.058)

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$ 1.00	$ 1.00

Total return	1.10%	0.65%	1.30%	2.95%	5.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,635,887	$1,992,881	$2,362,269	$1,885,874	$1,550,308
Ratios to average net assets
Expenses[2]	0.46%	0.45%	0.45%	0.48%	0.44%
Net investment income	1.13%	0.65%	1.26%	2.85%	5.77%

1 Year ended February 29.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.008	0.004	0.010	0.019

Distributions to shareholders from
Net investment income	(0.008)	(0.004)	(0.010)	(0.019)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.85%	0.40%	1.05%	1.95%

Ratios and supplemental data
Net assets, end of period (thousands)	$222,314	$367,155	$350,527	$264,724
Ratios to average net assets
Expenses[3]	0.71%	0.70%	0.70%	0.73%[4]
Net investment income	0.82%	0.40%	1.03%	1.54%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RV	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.007	0.002	0.009	0.018

Distributions to shareholders from
Net investment income	(0.007)	(0.002)	(0.009)	(0.018)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.70%	0.25%	0.90%	1.82%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,250	$112,662	$156,877	$90,601
Ratios to average net assets
Expenses[3]	0.86%	0.85%	0.85%	0.88%[4]
Net investment income	0.60%	0.26%	0.89%	1.70%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RC	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.005	0.001	0.007	0.017

Distributions to shareholders from
Net investment income	(0.005)	(0.001)	(0.007)	(0.017)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.55%	0.12%	0.75%	1.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$78,703	$31,448	$39,496	$42,274
Ratios to average net assets
Expenses[3]	1.01%	0.99%	1.00%	1.03%[4]
Net investment income	0.71%	0.13%	0.70%	1.50%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4 Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

February 28, 2005

	Principal
	Amount	Value

U.S. TREASURY OBLIGATIONS 24.6%
U.S. Treasury Bills:
2.47%, 05/12/2005 †	$ 50,000,000	$49,753,000
2.49%, 05/12/2005 †	100,000,000	99,503,000
U.S. Treasury Notes:
1.125%, 06/30/2005	150,000,000	149,597,307
1.25%, 05/31/2005	150,000,000	149,829,978
1.50%, 07/31/2005	65,000,000	64,861,770
1.625%, 03/31/2005 - 02/28/2006	360,000,000	357,683,939
1.875%, 11/30/2005 - 12/31/2005	360,000,000	357,918,296
2.00%, 08/31/2005	50,000,000	49,994,220
6.50%, 08/15/2005	75,000,000	76,476,158

Total U.S. Treasury Obligations (cost $1,355,617,668)		1,355,617,668

REPURCHASE AGREEMENTS* 75.5%
ABN Amro, Inc., Avg. rate of 2.47%, dated 2/28/2005, maturing 3/7/2005;
maturity value $220,105,539 (1) **	220,000,000	220,000,000
Bank of America Corp., Avg. rate of 2.47%, dated 2/28/2005,
maturing 3/7/2005; maturity value $220,105,661 (2) **	220,000,000	220,000,000
Barclays DeZeote Wedd Securities, 2.60%, dated 2/28/2005,
maturing 3/1/2005; maturity value $220,015,889 (3)	220,000,000	220,000,000
Credit Suisse First Boston Corp.:
Avg. rate of 2.48%, dated 2/28/2005, maturing 3/7/2005;
maturity value $125,060,208 (4) **	125,000,000	125,000,000
Avg. rate of 2.48%, dated 2/28/2005, maturing 3/7/2005;
maturity value $75,036,125 (5) **	75,000,000	75,000,000
Deutsche Bank Securities, Inc., Avg. rate of 2.49%, dated 2/28/2005,
maturing 3/7/2005; maturity value $220,106,394 (6) **	220,000,000	220,000,000
Goldman Sachs Groups, Inc., 2.55%, dated 2/28/2005,
maturing 3/1/2005; maturity value $300,021,250 (7)	300,000,000	300,000,000
Greenwich Capital Markets, Avg. rate of 2.47%, dated 2/28/2005,
maturing 3/7/2005; maturity value $220,105,600 (8) **	220,000,000	220,000,000
JPMorgan Chase & Co., Avg. rate of 2.46%, dated 2/28/2005,
maturing 3/7/2005; maturity value $220,105,050 (9) **	220,000,000	220,000,000
Lehman Brothers, Inc., Avg. rate of 2.45%, dated 2/28/2005,
maturing 3/7/2005; maturity value $220,104,989 (10) **	220,000,000	220,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.58%, dated 2/28/2005,
maturing 3/1/2005; maturity value $220,015,767 (11)	220,000,000	220,000,000
Morgan Stanley & Co., Avg. rate of 2.46%, dated 2/28/2005,
maturing 3/7/2005; maturity value $220,105,356 (12) **	220,000,000	220,000,000
RBC Dain Rauscher, Avg. rate of 2.46%, dated 2/28/2005,
maturing 3/7/2005; maturity value $200,095,500 (13) **	200,000,000	200,000,000
Salomon Smith Barney, Inc.:
Avg. rate of 2.46%, dated 2/28/2005, maturing 3/7/2005;
maturity value $235,112,213 (14) **	235,000,000	235,000,000
Avg. rate of 2.48%, dated 2/28/2005, maturing 3/7/2005;
maturity value $235,113,453 (15) **	235,000,000	235,000,000

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

REPURCHASE AGREEMENTS * continued
Societe Generale, 2.59%, dated 2/28/2005,
maturing 3/1/2005; maturity value $125,008,993 (16)	$125,000,000	$ 125,000,000
State Street Corp., 2.53%, dated 2/28/2005,
maturing 3/1/2005; maturity value $61,221,593 (17)	61,217,291	61,217,291
UBS Securities LLC:
2.60%, dated 2/28/2005, maturing 3/1/2005;
maturity value $300,021,667 (18)	300,000,000	300,000,000
2.61%, dated 2/28/2005, maturing 3/1/2005;
maturity value $300,021,750 (19)	300,000,000	300,000,000
WestLB AG, Avg. rate of 2.46%, dated 2/28/2005,
maturing 3/7/2005; maturity value $220,105,417 (20) **	220,000,000	220,000,000

Total Repurchase Agreements (cost $4,156,217,291)		4,156,217,291

Total Investments (cost $5,511,834,959) 100.1%		5,511,834,959
Other Assets and Liabilities (0.1%)		(3,617,202)

Net Assets 100.0%		$ 5,508,217,757

†	Rate shown represents the yield to maturity at date of purchase.
*	Collateralized by:
	(1)	$97,650,000 U.S. Treasury Notes, 1.875% to 4.25%, 11/30/2005 to 2/15/2015, value including accrued interest is
$98,091,224; $22,573,000 U.S. Treasury Bonds, 8.875% to 9.25%, 2/15/2016 to 2/15/2019, value including accrued interest is $32,501,894; $94,348,000 U.S. Treasury Bills, 0.00%, 4/28/2005 to 6/23/2005, value is
$93,806,935.
	(2)	$224,137,000 U.S. Treasury Notes, 3.625% to 4.25%, 7/15/2009 to 8/15/2013, value including accrued interest is
$224,400,171.
	(3)	$196,822,000 U.S. Treasury Bill, 0.00%, 8/18/2005, value is $194,184,585; $73,595,000 U.S. Treasury STRIPS,
0.00%, 8/15/2023, value is $30,215,899.
	(4)	$128,335,000 U.S. Treasury Note, 3.125%, 9/15/2008, value including accrued interest is $127,502,122.
	(5)	$76,817,000 U.S. Treasury Notes, 3.125% to 4.25%, 9/15/2008 to 11/15/2014, value including accrued interest is
$76,501,319.
	(6)	$361,484,713 GNMA, 2.75% to 5.75%, 3/15/2008 to 11/20/2034, value including accrued interest is
$224,400,000.
	(7)	$336,724,000 U.S. Treasury STRIPS, 0.00%, 11/15/2017 to 5/15/2024, value is $160,383,992; $63,644,000 U.S.
Treasury Inflation Index Notes, 3.625%, 1/15/2008, value including accrued interest is $81,338,737; $50,641,000
U.S. Treasury Bond, 7.25%, 5/15/2016, value including accrued interest is $64,360,103.
	(8)	$221,350,000 U.S. Treasury Note, 3.875%, 5/15/2009, value including accrued interest is $224,400,123.
	(9)	$225,115,000 U.S. Treasury Bills, 0.00%, 3/10/2005 to 8/18/2005, value is $224,402,746.
	(10)	$432,614,082 U.S. Treasury STRIPS, 0.00% to 9.00% 11/15/2010 to 8/15/2022, value is $224,401,691.
	(11)	$228,491,000 U.S. Treasury Notes, 3.50% to 3.875%, 12/15/2009 to 2/15/2013, value including accrued interest is $224,403,343.
	(12)	$158,913,000 U.S. Treasury Bonds, 8.125% to 8.75%, 8/15/2019 to 5/15/2020, value including accrued interest is
$224,400,042.
	(13)	$56,856,000 U.S. Treasury Notes, 2.25% to 5.75%, 4/30/2006 to 2/15/2015, value including accrued interest is
$56,890,279; $102,792,000 U.S. Treasury Bonds, 5.375% to 8.125%, 8/15/2019 to 2/15/2031, value including accrued interest is $127,359,941; $39,000,000 U.S. Treasury STRIPS, 0.00%, 8/15/2019, value is $19,749,990.
	(14)	$243,535,000 U.S. Treasury Note, 3.25%, 1/15/2009, value including accrued interest is $239,796,805.
	(15)	$1,675,502,336 GNMA, 3.50% to 7.00%, 1/20/2031 to 11/20/2034, value including accrued interest is
$239,700,000.
	(16)	$32,377,000 U.S. Treasury Bonds, 8.00% to 8.75%, 8/15/2020 to 11/15/2021, value including accrued interest is
$47,069,626; $80,800,000 U.S. Treasury Note, 2.25%, 4/30/2006, value including accrued interest is $80,430,628.

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2005

(17) $43,805,000 U.S. Treasury Bond, 8.75%, 5/15/2017, value including accrued interest is $62,445,604.
(18) $220,714,000 U.S. Treasury Bill, 0.00%, 8/18/2005, value is $217,756,442; $47,210,000 U.S. Treasury Bond,
7.25%, 5/15/2016, value including accrued interest is $59,999,612; $26,306,000 U.S. Treasury Note, 5.625%,
5/15/2008, value including accrued interest is $28,247,793.
(19) $1,183,774,221 GNMA, 3.00% to 13.00%, 5/15/2005 to 7/15/2041, value including accrued interest is
$306,001,992.
(20) $14,870,000 U.S. Treasury Notes, 1.625% to 5.625%, 2/28/2006 to 5/15/2014, value including accrued interest is
$15,581,646; $138,183,000 U.S. Treasury Bonds, 7.25% to 9.125% 5/15/2016 to 8/15/2019, value including accrued interest is $194,343,952; $11,950,000 U.S. Treasury Bill, 0.00%, 3/24/2005, value is $11,930,522;
$2,556,277 GNMA, 4.50%, 1/15/2020, value including accrued interest is $2,543,880.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

The following table shows the percent of total investments by credit quality as of February 28, 2005 (unaudited):
Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2005 (unaudited):
2-7 days	75.4%
8-60 days	0.9%
61-120 days	6.3%
121-240 days	8.4%
241+ days	9.0%

100.0%

See Notes to Financial Statements

16

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005

Assets
Investments in securities	$1,355,617,668
Investments in repurchase agreements	4,156,217,291

Investments at amortized cost	5,511,834,959
Interest receivable	4,373,805
Prepaid expenses and other assets	121,719

Total assets	5,516,330,483

Liabilities
Dividends payable	7,259,885
Payable for Fund shares redeemed	332,596
Advisory fee payable	16,597
Distribution Plan expenses payable	24,632
Due to other related parties	10,244
Accrued expenses and other liabilities	468,772

Total liabilities	8,112,726

Net assets	$5,508,217,757

Net assets represented by
Paid-in capital	$5,508,205,330
Undistributed net investment income	342,306
Accumulated net realized losses on securities	(329,879)

Total net assets	$5,508,217,757

Net assets consists of
Class I	$2,208,302,758
Class AD	33,060,442
Class IN	272,700,299
Class IS	2,635,886,726
Class P	222,314,326
Class RV	57,250,279
Class RC	78,702,927

Total net assets	$5,508,217,757

Shares outstanding
Class I	2,208,316,085
Class AD	33,060,372
Class IN	272,695,108
Class IS	2,635,880,898
Class P	222,301,246
Class RV	57,248,081
Class RC	78,703,174

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

17

STATEMENT OF OPERATIONS

Year Ended February 28, 2005

Investment income
Interest	$85,439,740

Expenses
Advisory fee	6,000,878
Distribution Plan expenses
Class AD	16,206
Class IN	255,565
Class IS	6,217,171
Class P	1,194,780
Class RV	416,581
Class RC	441,685
Administrative services fee	3,273,206
Transfer agent fees	50,574
Trustees’ fees and expenses	78,189
Printing and postage expenses	41,942
Custodian and accounting fees	1,189,472
Registration and filing fees	351,027
Professional fees	61,682
Other	265,536

Total expenses	19,854,494
Less: Expense reductions	(31,820)
Expense reimbursements	(2,390)

Net expenses	19,820,284

Net investment income	65,619,456

Net realized losses on securities	(327,807)

Net increase in net assets resulting from operations	$65,291,649

See Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,
	2005		2004 (a)

Operations
Net investment income		$65,619,456		$40,917,688
Net realized gains or
losses on securities		(327,807)		0

Net increase in net assets resulting
from operations		65,291,649		40,917,688

Distributions to shareholders from
Net investment income
Class I		(31,087,994)		(22,387,078)
Class AD		(411,065)		(249,918)
Class IN		(3,128,299)		(2,261,473)
Class IS		(28,016,489)		(14,307,734)
Class P		(1,953,472)		(1,287,838)
Class RV		(382,921)		(297,645)
Class RC		(387,934)		(48,917)

Total distributions to shareholders		(65,368,174)		(40,840,603)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	20,061,857,465	20,061,857,465	24,142,622,617	24,142,622,617
Class AD	164,950,535	164,950,535	276,756,735	276,756,735
Class IN	1,143,748,757	1,143,748,757	1,695,572,917	1,695,572,917
Class IS	12,066,392,133	12,066,392,133	7,898,361,767	7,898,361,767
Class P	504,714,316	504,714,316	790,027,913	790,027,913
Class RV	138,266,649	138,266,649	223,371,522	223,371,522
Class RC	167,321,671	167,321,671	227,236,159	227,236,159

		34,247,251,526		35,253,949,630

Net asset value of shares issued in
reinvestment of distributions
Class I	3,644,069	3,644,069	1,012,388	1,012,388
Class AD	99	99	9	9
Class IN	60,808	60,808	1,187	1,187
Class IS	3,748,335	3,748,335	2,226,290	2,226,290
Class P	293,875	293,875	43,553	43,553
Class RC	249,788	249,788	0	0

		7,996,974		3,283,427

Payment for shares redeemed
Class I	(20,043,361,450)	(20,043,361,450)	(24,179,686,433)	(24,179,686,433)
Class AD	(183,891,267)	(183,891,267)	(238,823,949)	(238,823,949)
Class IN	(1,130,757,670)	(1,130,757,670)	(1,594,758,387)	(1,594,758,387)
Class IS	(11,427,090,057)	(11,427,090,057)	(8,270,007,176)	(8,270,007,176)
Class P	(649,846,393)	(649,846,393)	(773,452,737)	(773,452,737)
Class RV	(193,677,838)	(193,677,838)	(267,590,754)	(267,590,754)
Class RC	(120,314,774)	(120,314,774)	(235,284,665)	(235,284,665)

		(33,748,939,449)		(35,559,604,101)

Net increase (decrease) in net
assets resulting from capital
share transactions		506,309,051		(302,371,044)

Total increase (decrease) in net
assets		506,232,526		(302,293,959)
Net assets
Beginning of period		5,001,985,231		5,304,279,190

End of period		$5,508,217,757		$5,001,985,231

Undistributed net investment income		$342,306		$91,024

(a) Year ended February 29.

See Notes to Financial Statements

19

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional Treasury Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

20

NOTES TO FINANCIAL STATEMENTS continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.11% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2005, EIMC reimbursed expenses in the amount of $1,098. In addition, EIMC reimbursed expenses relating to Class RC shares in the amount of $1,292.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

21

NOTES TO FINANCIAL STATEMENTS continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 28, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2005, the Fund had $2,072 in capital loss carryovers for federal income tax purposes expiring in 2006.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2005 the Fund incurred and will elect to defer post-October losses of $327,807.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2005 the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $342,306 and capital loss carryovers and post-October losses in the amount of $329,879.

The tax character of distributions paid were $65,368,174 and $40,840,603 of ordinary income for the years ended February 28, 2005 and February 29, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included

22

NOTES TO FINANCIAL STATEMENTS continued

in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, repre-

23

NOTES TO FINANCIAL STATEMENTS continued

senting what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional Treasury Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional Treasury Money Market Fund as of February 28, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 20, 2005

25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

540713 rv2 4/2005

Evergreen Institutional U.S. Government Money Market Fund

Evergreen

INSTITUTIONAL U.S. GOVERNMENT MONEY MARKET FUND

Annual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
23	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
24	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Institutional U.S. Government Money Market Fund, which covers the twelve-month period ended February 28, 2005.

The importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and liquidity during buying opportunities. However, with interest rate levels just recently starting to rise from multi-decade lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

1

LETTER TO SHAREHOLDERS continued

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would sustain the expansion. Yet, as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these mixed signals, we believed that these signals were a characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP had moderated to what we considered a more sustainable, and less inflationary, pace of growth.

Despite this moderation in economic growth, the Federal Reserve embarked on its “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan issued transparent public statements, attempting to assuage market angst. Yet, despite his statements, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did market interest rates at the long end of the yield curve begin to recover, a process that continued for the balance of the period.

2

LETTER TO SHAREHOLDERS continued

We continue to advise our clients to adhere to allocation strategies, including an appropriate allocation to money market funds, in order to provide continued stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/1/1999

							Lipper
							Institutional	Merrill
			Institutional				U.S.	Lynch
	Institutional	Investor	Service	Participant	Reserve	Resource	Government	3-Month
	Shares	Shares	Shares	Shares	Shares	Shares	Money	U.S.
	(Class I)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class inception date	10/1/1999	5/1/2001	10/1/1999	5/1/2001	5/1/2001	5/1/2001	Median	Bill Index †

Nasdaq symbol	EGIXX	EGNXX	EGSXX	EGPXX	EGVXX	EGOXX

Average annual return

1-year	1.41%	1.31%	1.16%	0.90%	0.75%	0.61%	1.21%	1.51%

5-year	2.67%	2.59%	2.41%	2.27%	2.16%	2.04%	2.52%	2.84%

Since portfolio inception	2.88%	2.81%	2.62%	2.52%	2.41%	2.30%	2.61%	3.02%

7-day annualized yield	2.41%	2.31%	2.16%	1.91%	1.76%	1.61%	N/A	N/A

30-day annualized yield	2.34%	2.24%	2.09%	1.84%	1.69%	1.54%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation. As of February 28, 2005, there were 141 funds in the Lipper Institutional U.S. Government Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes IN, P, RV and RC shares prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,009.18	$ 1.15
Class IN	$ 1,000.00	$ 1,008.68	$ 1.64
Class IS	$ 1,000.00	$ 1,007.93	$ 2.39
Class P	$ 1,000.00	$ 1,006.69	$ 3.63
Class RV	$ 1,000.00	$ 1,005.94	$ 4.38
Class RC	$ 1,000.00	$ 1,005.19	$ 5.12
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.65	$ 1.15
Class IN	$ 1,000.00	$ 1,023.16	$ 1.66
Class IS	$ 1,000.00	$ 1,022.41	$ 2.41
Class P	$ 1,000.00	$ 1,021.17	$ 3.66
Class RV	$ 1,000.00	$ 1,020.43	$ 4.41
Class RC	$ 1,000.00	$ 1,019.69	$ 5.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.23% for Class I, 0.33% for Class IN, 0.48% for Class IS, 0.73% for Class P, 0.88% for Class RV and 1.03% for Class RC), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS I	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.014	0.009	0.015	0.032	0.061

Distributions to shareholders from
Net investment income	(0.014)	(0.009)	(0.015)	(0.032)	(0.061)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.41%	0.94%	1.52%	3.26%	6.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$695,666	$864,852	$719,820	$618,793	$391,051
Ratios to average net assets
Expenses[2]	0.23%	0.22%	0.21%	0.20%	0.20%
Net investment income	1.37%	0.92%	1.53%	3.04%	6.13%

1 Year ended February 29.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.013	0.008	0.014	0.023

Distributions to shareholders from
Net investment income	(0.013)	(0.008)	(0.014)	(0.023)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.31%	0.84%	1.42%	2.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,780	$9,622	$11,316	$ 1
Ratios to average net assets
Expenses[3]	0.33%	0.31%	0.32%	0.30%[4]
Net investment income	1.31%	0.80%	1.13%	2.90%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2005	2004[1]	2003	2002	2001

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.012	0.007	0.013	0.030	0.059

Distributions to shareholders from
Net investment income	(0.012)	(0.007)	(0.013)	(0.030)	(0.059)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.16%	0.69%	1.26%	3.00%	6.04%

Ratios and supplemental data
Net assets, end of period (thousands)	$228,903	$172,304	$239,264	$207,397	$127,569
Ratios to average net assets
Expenses[2]	0.48%	0.47%	0.46%	0.45%	0.45%
Net investment income	1.22%	0.67%	1.28%	2.94%	5.91%

1 Year ended February 29.

2 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.009	0.004	0.010	0.020

Distributions to shareholders from
Net investment income	(0.009)	(0.004)	(0.010)	(0.020)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.90%	0.44%	1.01%	2.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$245,030	$298,590	$298,567	$178,457
Ratios to average net assets
Expenses[3]	0.73%	0.72%	0.71%	0.70%[4]
Net investment income	0.88%	0.42%	0.97%	1.66%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RV	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.008	0.003	0.009	0.019

Distributions to shareholders from
Net investment income	(0.008)	(0.003)	(0.009)	(0.019)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.75%	0.28%	0.86%	1.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 872	$ 754	$2,342	$11,240
Ratios to average net assets
Expenses[3]	0.88%	0.87%	0.86%	0.85%[4]
Net investment income	0.68%	0.29%	0.91%	2.18%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RC	2005	2004[1]	2003	2002[2]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.006	0.001	0.007	0.017

Distributions to shareholders from
Net investment income	(0.006)	(0.001)	(0.007)	(0.017)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	0.61%	0.13%	0.71%	1.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 694	$ 718	$11,242	$6,260
Ratios to average net assets
Expenses[3]	1.02%	1.02%	1.02%	1.00%[4]
Net investment income	0.53%	0.23%	0.70%	1.87%[4]

1 Year ended February 29.

2 For the period from May 1, 2001 (commencement of class operations), to February 28, 2002.

3 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements .

4 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

February 28, 2005

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 88.6%
FFCB, FRN:
2.48%, 03/02/2005	$100,000,000	$100,000,000
2.50%, 03/02/2005	50,000,000	49,993,626
2.51%, 03/02/2005	65,000,000	64,976,724
FHLB:
1.55%, 05/06/2005	25,000,000	25,000,000
1.58%, 05/10/2005	15,000,000	15,000,000
1.625%, 06/15/2005 - 06/17/2005	17,235,000	17,204,946
2.00%, 06/07/2005	2,900,000	2,899,285
2.04%, 06/14/2005	10,000,000	10,000,000
2.25%, 06/23/2005	2,950,000	2,951,451
2.50%, 11/02/2005 - 11/15/2005	30,000,000	29,959,939
4.56%, 10/11/2005	5,000,000	5,046,605
FRN:
2.41%, 03/15/2005	50,000,000	49,999,711
2.49%, 03/16/2005	17,925,000	17,924,076
3.02%, 05/11/2005	25,000,000	25,000,000
FHLMC:
2.30%, 11/17/2005	10,220,000	10,161,603
2.43%, 03/16/2005 (n)	30,000,000	29,970,125
2.48%, 04/05/2005 (n)	30,000,000	29,927,813
2.51%, 04/05/2005 (n)	25,000,000	24,940,694
2.79%, 06/14/2005 (n)	25,000,000	24,801,302
2.875%, 09/15/2005	15,000,000	15,042,707
2.92%, 08/09/2005 (n)	25,000,000	24,682,472
7.00%, 07/15/2005	50,000,000	50,784,195
FRN:
1.90%, 07/28/2005	25,000,000	25,000,000
3.22%, 04/19/2005	15,000,000	15,000,000
FNMA:
1.40%, 03/29/2005	25,000,000	24,979,854
2.32%, 09/12/2005	15,000,000	15,000,000
2.36%, 03/01/2005 (n)	11,720,000	11,720,000
2.39%, 03/23/2005 (n)	20,000,000	19,970,789
2.40%, 03/02/2005 (n)	10,780,000	10,779,293
2.46%, 03/23/2005 (n)	35,000,000	34,948,025
2.60%, 04/20/2005 (n)	25,000,000	24,911,458
2.64%, 05/25/2005 (n)	10,078,000	10,016,608
2.69%, 05/11/2005 (n)	40,000,000	39,791,733
6.00%, 12/15/2005	10,440,000	10,687,218
FRN:
2.47%, 03/15/2005	75,000,000	74,972,663
2.55%, 03/29/2005	50,000,000	49,988,153
2.56%, 04/21/2005	50,000,000	49,979,343

Total U.S. Government & Agency Obligations (cost $1,044,012,411)		1,044,012,411

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

REPURCHASE AGREEMENTS* 11.3%
Deutsche Bank AG, 2.62%, dated 2/28/2005, maturing 3/1/2005,
maturity value $60,004,367 (1)	$ 60,000,000	$60,000,000
State Street Corp., 2.53%, dated 2/28/2005, maturing 3/1/2005,
maturity value $72,411,837 (2)	72,406,748	72,406,748

Total Repurchase Agreements (cost $132,406,748)		132,406,748

Total Investments (cost $1,176,419,159) 99.9%		1,176,419,159
Other Assets and Liabilities 0.1%		1,526,293

Net Assets 100.0%		$1,177,945,452

(n)	Zero coupon bond. Rate shown represents the yield to maturity at date of purchase.

*	Collateralized by:
(1) $7,035,000 FMAC, 0.00%, 8/16/2005, value is $6,936,510; $54,318,000 FNMA, 0.00%, 3/14/2005, value is
$54,263,682.
(2) $56,855,000 U.S. Treasury Bond, 7.50%, 11/15/2016, value including accrued interest is $73,860,217.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FMAC	Federal Mortgage Acceptance Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note

The following table shows the percent of total investments by credit quality as of February 28, 2005 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2005 (unaudited):

1 day	30.5%
2-7 days	0.9%
8-60 days	38.1%
61-120 days	14.7%
121-240 days	11.5%
241+ days	4.3%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005

Assets
Investments in securities	$1,044,012,411
Investments in repurchase agreements	132,406,748

Investments at amortized cost	1,176,419,159
Cash	541
Interest receivable	3,187,089
Prepaid expenses and other assets	64,727

Total assets	1,179,671,516

Liabilities
Dividends payable	1,662,252
Advisory fee payable	3,871
Distribution Plan expenses payable	4,974
Due to other related parties	2,524
Accrued expenses and other liabilities	52,443

Total liabilities	1,726,064

Net assets	$1,177,945,452

Net assets represented by
Paid-in capital	$1,177,958,841
Undistributed net investment income	71,897
Accumulated net realized losses on securities	(85,286)

Total net assets	$1,177,945,452

Net assets consists of
Class I	$695,666,399
Class IN	6,779,522
Class IS	228,902,952
Class P	245,029,914
Class RV	872,472
Class RC	694,193

Total net assets	$1,177,945,452

Shares outstanding
Class I	695,652,724
Class IN	6,781,154
Class IS	228,900,105
Class P	245,051,763
Class RV	870,922
Class RC	694,389

Net asset value per share
Class I	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Year Ended February 28, 2005

Investment income
Interest	$19,399,286

Expenses
Advisory fee	1,435,776
Distribution Plan expenses
Class IN	8,241
Class IS	485,938
Class P	1,339,000
Class RV	7,207
Class RC	7,607
Administrative services fee	717,888
Transfer agent fees	3,059
Trustees’ fees and expenses	17,194
Printing and postage expenses	22,471
Custodian and accounting fees	259,659
Registration and filing fees	214,252
Professional fees	29,947
Other	58,134

Total expenses	4,606,373
Less: Expense reductions	(6,218)
Expense reimbursements	(316)

Net expenses	4,599,839

Net investment income	14,799,447

Net realized losses on securities	(85,286)

Net increase in net assets resulting from operations	$14,714,161

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2005 (a)		2004 (b)

Operations
Net investment income		$14,799,447		$9,203,471
Net realized gains or losses on
securities		(85,286)		23,911

Net increase in net assets resulting
from operations		14,714,161		9,227,382

Distributions to shareholders from
Net investment income
Class I		(9,979,961)		(6,708,866)
Class AD		(8)		(13)
Class IN		(108,812)		(97,467)
Class IS		(2,377,334)		(1,056,670)
Class P		(2,382,758)		(1,475,210)
Class RV		(7,487)		(6,219)
Class RC		(5,058)		(14,135)

Total distributions to shareholders		(14,861,418)		(9,358,580)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	8,407,372,455	8,407,372,455	8,052,023,559	8,052,023,559
Class IN	21,547,904	21,547,904	16,263,971	16,263,971
Class IS	1,639,904,333	1,639,904,333	1,134,267,928	1,134,267,928
Class P	594,472,480	594,472,480	438,201,578	438,201,578
Class RV	9,762,852	9,762,852	10,915,834	10,915,834
Class RC	1,597,647	1,597,647	20,417,273	20,417,273

		10,674,657,671		9,672,090,143

Net asset value of shares issued in
reinvestment of distributions
Class I	1,296,537	1,296,537	270,423	270,423
Class AD	7	7	9	9
Class IN	48,742	48,742	12,159	12,159
Class IS	111,763	111,763	88,881	88,881
Class P	0	0	88	88
Class RV	9	9	5	5

		1,457,058		371,565

Payment for shares redeemed
Class I	(8,577,768,689)	(8,577,768,689)	(7,907,192,987)	(7,907,192,987)
Class AD	(1,055)	(1,055)	0	0
Class IN	(24,438,493)	(24,438,493)	(17,967,576)	(17,967,576)
Class IS	(1,583,390,751)	(1,583,390,751)	(1,201,302,085)	(1,201,302,085)
Class P	(647,999,231)	(647,999,231)	(438,137,919)	(438,137,919)
Class RV	(9,644,187)	(9,644,187)	(12,503,956)	(12,503,956)
Class RC	(1,621,390)	(1,621,390)	(30,936,361)	(30,936,361)

		(10,844,863,796)		(9,608,040,884)

Net increase (decrease) in net
assets resulting from capital
share transactions		(168,749,067)		64,420,824

Total increase (decrease) in net assets		(168,896,324)		64,289,626
Net assets
Beginning of period		1,346,841,776		1,282,552,150

End of period		$1,177,945,452		$1,346,841,776

Undistributed net investment income		$71,897		$142,911

(a) Class AD shares of the Fund were liquidated on November 15, 2004.

(b) Year ended February 29.

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Institutional U.S. Government Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Administrative (“Class AD”) shares of the Fund were completely liquidated on November 15, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

NOTES TO FINANCIAL STATEMENTS  continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividend redesignation.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.12% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2005, EIMC reimbursed expenses in the amount of $258. In addition, EIMC reimbursed expenses relating to Class RC shares in the amount of $58.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS  continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. SECURITIES TRANSACTIONS

On February 28, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2005, the Fund had $85,286 in capital loss carryovers for federal income tax purposes expiring in 2013.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2005, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $71,897 and capital loss carryovers in the amount of $85,286.

The tax character of distributions paid was as follows:

	Year Ended February 28,

	2005	2004(a)

Ordinary Income	$ 14,861,418	$ 9,341,793

Long-term Capital Gain	0	16,787

(a) Year ended February 29.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

20

NOTES TO FINANCIAL STATEMENTS  continued

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2005, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as the Evergreen Small Company Growth) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by

21

NOTES TO FINANCIAL STATEMENTS  continued

this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Institutional U.S. Government Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Institutional U.S. Government Money Market Fund as of February 28, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 20, 2005

23

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

565579 rv2 4/2005

Evergreen Prime Cash Management Money Market Fund

Evergreen

PRIME CASH MANAGEMENT MONEY MARKET FUND

Annual Report
as of February 28, 2005

Evergreen Investments
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
14	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
27	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

April 2005

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Prime Cash Management Money Market Fund, which covers the twelve-month period ended February 28, 2005.

The importance of proper asset allocation between stocks, bonds and cash cannot be overemphasized during these challenging times. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and liquidity during buying opportunities. However, with interest rate levels just recently starting to rise from multi-decade lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Nevertheless, our portfolio managers entered the investment period preparing for, and adapting to, the challenging geopolitical and fundamental landscape. Some of our money market strategies involved taking advantage of pricing discrepancies at the short end of the Treasury yield curve, while others sought capital preservation and tax exemption at the federal and/or state levels. Despite the uncertain geopolitical and interest rate environment, our money market teams endeavored to provide our investors with the stability and liquidity necessary to enhance the returns of diversified long-term portfolios.

1

LETTER TO SHAREHOLDERS continued

The investment period began with solid momentum in the U.S. economy. Gross Domestic Product (GDP) growth of approximately 5% was due to the broadening of demand from the consumer to include business investment. We believed that the breadth of output would sustain the expansion. Yet, as the period progressed, the rate of growth in GDP had clearly moderated and the economy sometimes displayed mixed signals with a variety of conflicting reports. For example, negative reports on consumer confidence were often followed by positive releases on retail sales. While the financial markets were at times rattled by these mixed signals, we believed that these signals were a characteristic of the economy’s normal transition from recovery to expansion within the economic cycle. Indeed, as the period progressed, GDP had moderated to what we considered a more sustainable, and less inflationary, pace of growth.

Despite this moderation in economic growth, the Federal Reserve embarked on its “measured removal of policy accommodation” beginning last June. After three years of stimulative policy actions, monetary policymakers began the journey towards more moderate growth. Fed Chairman Alan Greenspan issued transparent public statements, attempting to assuage market angst. Yet, despite his statements, market interest rates remained quite volatile during the first half of the investment period. Only after the central bank’s first few rate increases did market interest rates at the long end of the yield curve begin to recover, a process that continued for the balance of the period.

2

LETTER TO SHAREHOLDERS continued

We continue to advise our clients to adhere to allocation strategies, including an appropriate allocation to money market funds, in order to provide continued stability and liquidity for their long-term investments.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of February 28, 2005

MANAGEMENT TEAM

J. Kellie Allen

Bryan K. White, CFA

PERFORMANCE AND RETURNS*

Portfolio Inception Date: 12/2/1993

									Merrill
				Institutional				Lipper	Lynch
	Institutional	Administrative	Investor	Service	Participant	Reserve	Resource	Institutional	3-Month
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Money	U.S.
	(Class I)	(Class AD)	(Class IN)	(Class IS)	(Class P)	(Class RV)	(Class RC)	Markets	Treasury
Class Inception Date	12/2/1993	6/13/2003	6/13/2003	6/13/2003	6/13/2003	6/13/2003	6/13/2003	Median	Bill Index†

Nasdaq symbol	EPRXX	EADXX	ESNXX	ESSXX	ERPXX	ERVXX	ERCXX

Average annual return

1-year	1.47%	1.42%	1.37%	1.22%	0.96%	0.81%	0.66%	1.23%	1.51%

5-year	2.80%	2.78%	2.77%	2.71%	2.63%	2.57%	2.52%	2.58%	2.84%

10-year	4.15%	4.14%	4.13%	4.10%	4.06%	4.03%	4.00%	3.97%	4.08%

7-day annualized yield	2.42%	2.37%	2.32%	2.17%	1.92%	1.77%	1.62%	N/A	N/A

30-day annualized yield	2.34%	2.29%	2.24%	2.09%	1.84%	1.69%	1.54%	N/A	N/A

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

As of February 28, 2005, there were 302 funds in the Lipper Institutional Money Markets Category. Lipper, Inc. is an independent monitor of mutual fund performance. It is not possible to invest directly in a Lipper category. Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. It is not possible to invest directly in an index.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Classes AD, IN, P, RV or RC. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes AD, IN, IS, P, RV and RC shares prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I is based on the performance of the Institutional shares of the fund’s predecessor fund, Wachovia Prime Cash Management Fund. The historical returns have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.05% for Class AD, 0.10% for Class IN, 0.25% for Class IS, 0.50% for Class P, 0.65% for Class RV and 0.80% for Class RC. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

7-DAY ANNUALIZED YIELD

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005. Each class is only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing market.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2005. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of February 28, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2004 to February 28, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	9/1/2004	2/28/2005	Period*

Actual
Class I	$ 1,000.00	$ 1,009.39	$ 1.20
Class AD	$ 1,000.00	$ 1,009.14	$ 1.30
Class IN	$ 1,000.00	$ 1,008.89	$ 1.69
Class IS	$ 1,000.00	$ 1,008.14	$ 2.44
Class P	$ 1,000.00	$ 1,006.89	$ 3.68
Class RV	$ 1,000.00	$ 1,006.14	$ 4.43
Class RC	$ 1,000.00	$ 1,005.40	$ 5.12
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,023.60	$ 1.20
Class AD	$ 1,000.00	$ 1,023.51	$ 1.30
Class IN	$ 1,000.00	$ 1,023.11	$ 1.71
Class IS	$ 1,000.00	$ 1,022.36	$ 2.46
Class P	$ 1,000.00	$ 1,021.12	$ 3.71
Class RV	$ 1,000.00	$ 1,020.38	$ 4.46
Class RC	$ 1,000.00	$ 1,019.69	$ 5.16

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.24% for Class I, 0.26% for Class AD, 0.34% for Class IN, 0.49% for Class IS, 0.74% for   Class P, 0.89% for Class RV and 1.03% for Class RC), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,			Year Ended November 30,

CLASS I	2005	2004[1]	2003[2]	2002[3]	2001[3]	2000[3]

Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.015	0.010	0.003	0.018	0.045	0.062

Distributions to shareholders from
Net investment income	(0.015)	(0.010)	(0.003)	(0.018)	(0.045)	(0.062)

Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total return	1.47%	1.00%	0.34%	1.83%	4.58%	6.35%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,326,061	$1,435,550	$1,763,107	$1,716,949	$2,301,135	$1,752,274
Ratios to average net assets
Expenses[4]	0.24%	0.22%	0.18%[5]	0.18%	0.18%	0.18%
Net investment income	1.47%	1.00%	1.37%[5]	1.80%	4.49%	6.17%

[1] Year ended February 29.
[2] For the three months ended February 28, 2003. The Fund changed its fiscal year end from November 30 to February 28, effective February 28, 2003.
3 As of the close of business on June 7, 2002, the Fund acquired the net assets of Wachovia Prime Cash Management Fund (“Wachovia Fund”). Wachovia Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to June 10, 2002 are those of Wachovia Fund.
[4] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[5] Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS AD	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.014	0.006

Distributions to shareholders from
Net investment income	(0.014)	(0.006)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	1.42%	0.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1	$ 6
Ratios to average net assets
Expenses[2]	0.28%	0.07%[3]
Net investment income	1.23%	0.22%[3]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IN	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.014	0.006

Distributions to shareholders from
Net investment income	(0.014)	(0.006)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	1.37%	0.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$37,096	$42,113
Ratios to average net assets
Expenses[2]	0.34%	0.33%[3]
Net investment income	1.40%	0.81%[3]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS IS	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.012	0.005

Distributions to shareholders from
Net investment income	(0.012)	(0.005)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	1.22%	0.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$176,338	$115,373
Ratios to average net assets
Expenses[2]	0.49%	0.49%[3]
Net investment income	1.32%	0.67%[3]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS P	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.010	0.003

Distributions to shareholders from
Net investment income	(0.010)	(0.003)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.96%	0.29%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,043	$34,032
Ratios to average net assets
Expenses[2]	0.74%	0.74%[3]
Net investment income	0.92%	0.42%[3]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RV	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.008	0.002

Distributions to shareholders from
Net investment income	(0.008)	(0.002)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.81%	0.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$6,280	$5,062
Ratios to average net assets
Expenses[2]	0.89%	0.88%[3]
Net investment income	0.87%	0.27%[3]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended February 28,

CLASS RC	2005	2004[1]

Net asset value, beginning of period	$ 1.00	$ 1.00

Income from investment operations
Net investment income	0.007	0.001

Distributions to shareholders from
Net investment income	(0.007)	(0.001)

Net asset value, end of period	$ 1.00	$ 1.00

Total return	0.66%	0.08%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 21	$2,587
Ratios to average net assets
Expenses[2]	1.04%	1.04%[3]
Net investment income	0.23%	0.22%[3]

[1] For the period from June 13, 2003 (commencement of class operations), to February 29, 2004.
[2] The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
[3] Annualized

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS

February 28, 2005

	Principal
	Amount	Value

CERTIFICATES OF DEPOSIT 9.9%
Credit Suisse First Boston, Inc., 2.58%, 03/21/2005	$50,000,000	$50,000,000
Deutsche Bank AG:
1.53%, 05/06/2005	15,000,000	15,000,000
2.45%, 10/07/2005	15,000,000	15,000,000
Marshall & Ilsley Bank, 2.51%, 03/29/2005	45,000,000	44,989,887
SunTrust Banks, Inc., 2.56%, 04/11/2005	30,000,000	30,000,000

Total Certificates of Deposit (cost $154,989,887)		154,989,887

COMMERCIAL PAPER 49.2%
Asset-Backed 44.7%
Amstel Funding Corp., 2.78%, 05/23/2005	25,000,000	24,839,764
ASAP Funding, Ltd., 2.57%, 03/22/2005	17,889,000	17,862,181
Aspen Funding Corp., 2.76%, 05/23/2005	50,000,000	49,681,834
Atlantis One Funding Corp., 2.54%, 03/31/2005	35,317,000	35,242,246
Blue Heron Funding Corp., 2.68%, 03/25/2005 144A	45,000,000	45,000,000
Chesham LLC:
2.57%, 03/24/2005	35,000,000	34,942,532
2.65%, 03/01/2005	5,000,000	5,000,000
Citigroup Global Markets Holdings, 2.60%, 04/06/2005	45,000,000	44,883,000
Compass Securitization, 2.55%, 03/18/2005	26,930,000	26,897,572
Descartes Funding Trust, 2.59%, 03/15/2005	40,000,000	40,000,000
Eiffel Funding LLC, 2.43%, 03/04/2005	18,000,000	17,996,355
Galaxy Funding, Inc., 2.70%, 05/16/2005	15,000,000	14,914,500
Gemini Securitization Corp., 2.76%, 05/23/2005	25,000,000	24,840,917
Giro Multi Funding Corp., 2.73%, 05/13/2005	40,000,000	39,778,567
Greyhawk Funding Corp., 2.51%, 04/05/2005	25,000,000	24,938,993
International Lease Finance Corp., 2.64%, 04/26/2005	25,000,000	24,897,333
Legacy Capital Corp., 2.80%, 05/17/2005	25,000,000	24,850,278
Perry Global Funding, 2.59%, 03/28/2005	45,000,000	44,912,587
Surrey Funding Corp., 2.60%, 04/07/2005	35,000,000	34,906,472
Thames Asset Global Security, 2.53%, 03/03/2005	40,000,000	39,994,378
Three Crowns Funding, 2.53%, 03/14/2005	15,000,000	14,986,296
Thunder Bay Funding, Inc., 2.60%, 04/07/2005	30,000,000	29,919,833
Ticonderoga Funding LLC, 2.66%, 04/18/2005	40,000,000	39,858,133

		701,143,771

Capital Markets 1.3%
Goldman Sachs Group, Inc., 2.72%, 03/21/2005	20,000,000	20,046,358

Diversified Financial Services 3.2%
Sigma Finance, Inc.:
2.45%, 03/24/2005	36,195,000	36,138,345
2.75%, 05/19/2005	15,000,000	14,909,479

		51,047,824

Total Commercial Paper (cost $772,237,953)		772,237,953

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

CORPORATE BONDS 19.0%
Capital Markets 3.3%
Lehman Brothers Holdings, Inc., FRN, 2.57%, 03/21/2005	$ 30,000,000	$30,000,000
Morgan Stanley, FRN, 2.71%, 03/15/2005	6,700,000	6,699,935
Spear Leeds & Kellogg LP, 8.25%, 08/15/2005 144A	15,000,000	15,397,554

		52,097,489

Commercial Banks 4.9%
Bank of America Corp.:
6.90%, 09/01/2005	11,390,000	11,652,378
7.25%, 09/15/2005	29,360,000	30,120,506
Wells Fargo Bank & Co., 2.55%, 03/02/2005	35,000,000	35,000,000

		76,772,884

Consumer Finance 3.2%
General Electric Capital Corp.:
8.85%, 04/01/2005	10,000,000	10,057,071
FRN, 2.69%, 03/17/2005	40,000,000	40,000,000

		50,057,071

Diversified Financial Services 2.9%
JPMorgan Chase & Co., FRN, 2.69%, 03/07/2005	35,000,000	35,001,740
Sigma Finance, Inc., MTN 1.58%, 05/06/2005 144A	10,000,000	10,000,000

		45,001,740

Health Care Providers & Services 0.6%
AARP, 2.59%, VRDN	10,000,000	10,000,000

Hotels, Restaurants & Leisure 1.9%
McDonald’s Corp., 4.55%, 03/07/2005 144A	30,000,000	30,015,226

Pharmaceuticals 2.2%
Pfizer, Inc., FRN, 2.69%, 05/04/2005	35,000,000	35,000,000

Total Corporate Bonds (cost $298,944,410)		298,944,410

FUNDING AGREEMENTS 4.1%
Transamerica Finance Corp., 2.79%, 03/01/2005	15,000,000	15,000,000
Transamerica Occidental, 2.78%, 03/01/2005	50,000,000	50,000,000

Total Funding Agreements (cost $65,000,000)		65,000,000

MUNICIPAL OBLIGATIONS 1.1%
INDUSTRIAL DEVELOPMENT REVENUE 1.1%
SF Tarns LLC, RB, 2.72%, VRDN (cost $16,960,000)	16,960,000	16,960,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS 8.6%
FHLB:
2.04%, 06/14/2005	15,000,000	15,000,000
2.22%, 08/09/2005	15,000,000	15,000,000
3.02%, 05/11/2005	25,000,000	25,000,000
FHLMC, 3.22%, 04/19/2005	35,000,000	35,000,000

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

February 28, 2005

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS continued
FNMA:
2.32%, 09/12/2005	$ 15,000,000	$15,000,000
2.50%, 04/20/2005	10,000,000	10,000,000
3.15%, 02/06/2006	20,000,000	19,997,474

Total U.S. Government & Agency Obligations (cost $134,997,474)		134,997,474

YANKEE OBLIGATIONS - CORPORATE 4.4%
Commercial Banks 4.4%
Abbey National plc, 6.69%, 10/17/2005	18,290,000	18,756,539
HBOS plc, FRN, 2.90%, 05/20/2005 144A	50,000,000	50,000,000

Total Yankee Obligations - Corporate (cost $68,756,539)		68,756,539

TIME DEPOSIT 3.3%
State Street Corp. Euro Time Deposit, 2.50%, 03/01/2005 (cost $52,551,336)	52,551,336	52,551,336

	Shares	Value

MUTUAL FUND SHARES 0.1%
Citifunds Cash Reserves	1,081,916	1,081,916
Federated Prime Value Obligations Fund	275,796	275,796
Federated U.S. Treasury Cash Reserves	62,210	62,210

Total Mutual Fund Shares (cost $1,419,922)		1,419,922

Total Investments (cost $1,565,857,521) 99.7%		1,565,857,521
Other Assets and Liabilities 0.3%		3,983,331

Net Assets 100.0%		$1,569,840,852

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.

VRDN	Variable Rate Demand Note security which is payable on demand within seven calendar days after notice is given by the
Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at February 28, 2005.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
MTN	Medium Term Note
RB	Revenue Bond

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

February 28, 2005

The following table shows the percent of total investments by credit quality as of February 28, 2005 (unaudited):

Tier 1	100%

The following table shows the percent of total investments by maturity as of February 28, 2005 (unaudited):

1 day	7.9%
2-7 days	11.8%
8-60 days	49.3%
61-120 days	22.0%
121-240 days	7.7%
241+ days	1.3%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2005

Assets
Investments at amortized cost	$1,565,857,521
Receivable for Fund shares sold	905
Interest receivable	6,147,481
Prepaid expenses and other assets	98,711

Total assets	1,572,104,618

Liabilities
Dividends payable	2,163,985
Due to custodian bank	4,921
Advisory fee payable	4,825
Distribution Plan expenses payable	1,751
Due to other related parties	7,266
Accrued expenses and other liabilities	81,018

Total liabilities	2,263,766

Net assets	$1,569,840,852

Net assets represented by
Paid-in capital	$1,569,921,779
Undistributed net investment income	22,333
Accumulated net realized losses on securities	(103,260)

Total net assets	$1,569,840,852

Net assets consists of
Class I	$1,326,061,446
Class AD	1,043
Class IN	37,095,666
Class IS	176,338,015
Class P	24,043,392
Class RV	6,280,240
Class RC	21,050

Total net assets	$1,569,840,852

Shares outstanding
Class I	1,326,096,913
Class AD	1,039
Class IN	37,096,477
Class IS	176,338,633
Class P	24,043,725
Class RV	6,280,272
Class RC	21,011

Net asset value per share
Class I	$1.00
Class AD	$1.00
Class IN	$1.00
Class IS	$1.00
Class P	$1.00
Class RV	$1.00
Class RC	$1.00

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Year Ended February 28, 2005

Investment income
Interest	$25,421,438

Expenses
Advisory fee	3,113,596
Distribution Plan expenses
Class AD	2
Class IN	52,054
Class IS	222,062
Class P	107,068
Class RV	43,019
Class RC	8,431
Administrative services fee	895,995
Transfer agent fees	37,845
Trustees’ fees and expenses	28,575
Printing and postage expenses	53,395
Custodian and accounting fees	326,592
Registration and filing fees	387,537
Professional fees	31,900
Other	80,063

Total expenses	5,388,134
Less: Expense reductions	(18,065)
Fee waivers and expense reimbursements	(1,435,587)

Net expenses	3,934,482

Net investment income	21,486,956

Net realized losses on securities	(32,949)

Net increase in net assets resulting from operations	$21,454,007

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended February 28,

	2005		2004(a)(b)

Operations
Net investment income		$21,486,956		$15,303,253
Net realized losses on securities		(32,949)		(28,244)

Net increase in net assets resulting
from operations		21,454,007		15,275,009

Distributions to shareholders
from
Net investment income
Class I		(19,317,122)		(14,670,371)
Class AD		(46)		(364)
Class IN		(725,547)		(124,621)
Class IS		(1,167,176)		(360,715)
Class P		(195,608)		(101,622)
Class RV		(57,225)		(16,737)
Class RC		(4,423)		(2,397)

Total distributions to shareholders		(21,467,147)		(15,276,827)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class I	7,990,536,571	7,990,536,571	9,678,312,639	9,678,312,639
Class AD	0	0	10,998,625	10,998,625
Class IN	394,696,996	394,696,996	85,005,911	85,005,911
Class IS	1,765,122,425	1,765,122,425	764,869,965	764,869,965
Class P	147,590,097	147,590,097	278,215,855	278,215,855
Class RV	159,130,327	159,130,327	80,555,001	80,555,001
Class RC	9,242,564	9,242,564	13,427,410	13,427,410

		10,466,318,980		10,911,385,406

Net asset value of shares issued in
reinvestment of distributions
Class I	3,885,117	3,885,117	2,818,265	2,818,265
Class AD	14	14	6	6
Class IN	162,331	162,331	3,094	3,094
Class IS	7,411	7,411	898	898

		4,054,873		2,822,263

Payment for shares redeemed
Class I	(8,103,901,748)	(8,103,901,748)	(10,102,076,840)	(10,102,076,840)
Class AD	(5,190)	(5,190)	(11,012,585)	(11,012,585)
Class IN	(399,875,483)	(399,875,483)	(59,190,811)	(59,190,811)
Class IS	(1,704,163,813)	(1,704,163,813)	(723,980,377)	(723,980,377)
Class P	(157,578,498)	(157,578,498)	(290,603,442)	(290,603,442)
Class RV	(157,912,352)	(157,912,352)	(95,591,877)	(95,591,877)
Class RC	(11,806,120)	(11,806,120)	(14,688,520)	(14,688,520)

		(10,535,243,204)		(11,297,144,452)

(a)	For Class AD, IN, IS, P, RV and RC shares, for the period from June 13, 2003 (commencement of class operations), to
February 29, 2004.
(b)	Year ended February 29.

See Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS continued

	Year Ended February 28,

	2005		2004(a)(b)

Capital share transactions
(continued)
	Shares		Shares
Net asset value of shares issued in
acquisition
Class I	0	$0	93,393,532	$93,393,532
Class AD	0	0	20,169	20,169
Class IN	0	0	16,294,439	16,294,439
Class IS	0	0	74,482,124	74,482,124
Class P	0	0	46,419,713	46,419,713
Class RV	0	0	20,099,173	20,099,173
Class RC	0	0	3,845,677	3,845,677

		0		254,554,827

Net decrease in net assets resulting
from capital share transactions		(64,869,351)		(128,381,956)

Total decrease in net assets		(64,882,491)		(128,383,774)
Net assets
Beginning of period		1,634,723,343		1,763,107,117

End of period		$1,569,840,852		$1,634,723,343

Undistributed net investment income		$22,333		$2,524

(a)	For Class AD, IN, IS, P, RV and RC shares, for the period from June 13, 2003 (commencement of class operations), to
February 29, 2004.
(b)	Year ended February 29.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Prime Cash Management Money Market Fund (the “Fund”) is a diversified series of Evergreen Select Money Market Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Institutional (“Class I”), Administrative (“Class AD”), Investor (“Class IN”), Institutional Service (“Class IS”), Participant (“Class P”), Reserve (“Class RV”) and Resource (“Class RC”) classes of shares at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

22

NOTES TO FINANCIAL STATEMENTS continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee of 0.20% of the Fund’s average daily net assets. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.30% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended February 28, 2005, EIMC waived its fee in the amount of $1,435,318 and reimbursed expenses in the amount of $269 which combined represents 0.10% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund’s distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees attributable to each class are as follows:

Average Daily
Net Assets

Class AD	0.05%
Class IN	0.10%
Class IS	0.25%
Class P	0.50%
Class RV	0.65%
Class RC	0.80%

5. ACQUISITION

Effective at the close of business on June 13, 2003, the Fund acquired the net assets of Evergreen Cash Management Money Market Fund in a tax-free exchange for Class I, Class AD, Class IN, Class IS, Class P, Class RV and Class RC shares of the Fund. Shares were issued to Class I,

23

NOTES TO FINANCIAL STATEMENTS continued

Class AD, Class IN, Class IS, Class P, Class RV and Class RC shares of Evergreen Cash Management Money Market Fund at an exchange ratio of 1.00 for Class I, Class AD, Class IN, Class IS, Class P, Class RV and Class RC shares, respectively, of the Fund. The aggregate net assets of the Fund and Evergreen Cash Management Money Market Fund immediately prior to the acquisition were $1,257,130,875 and $254,554,827, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,511,685,702.

6. SECURITIES TRANSACTIONS

On February 28, 2005, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of February 28, 2005, the Fund had $88,943 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2010	2011	2012	2013

$143	$40,707	$1,217	$25,697	$21,179

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of February 28, 2005, the Fund incurred and will elect to defer post-October losses of $14,317.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the year ended February 28, 2005, the Fund did not participate in the interfund lending program.

8. DISTRIBUTIONS TO SHAREHOLDERS

As of February 28, 2005, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $22,333 and capital loss carryovers and post-October losses in the amount of $103,260.

The tax character of distributions paid were $21,467,147 and $15,276,827 of ordinary income for the years ended February 28, 2005 and February 29, 2004, respectively.

9. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

10. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are

24

NOTES TO FINANCIAL STATEMENTS continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended February 28, 2005 the Fund had no borrowings under this agreement.

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees

25

NOTES TO FINANCIAL STATEMENTS continued

earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

26

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Prime Cash Management Money Market Fund, a series of Evergreen Select Money Market Trust, as of February 28, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the period from December 31, 2002 to February 28, 2005. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years ended November 30, 2002 were audited by other auditors whose report, dated January 14, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Prime Cash Management Money Market Fund as of February 28, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
April 20, 2005

27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director,
Trustee	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1	Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office.
Each Trustee oversees 93 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $248 billion in assets under management as of December 31, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

565580 rv2 4/2005

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

565580 rv2 4/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only. (For annuals update the items below in blue and remove the prior sentence, for semiannuals remove this sentence along with all information up to but not including Item 5 and just leave the prior sentence.)

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 6 series of the Registrant’s annual financial statements for the fiscal years ended February 29, 2004 and February 28, 2005, and fees billed for other services rendered by KPMG LLP.

	2004	2005
Audit fees	$187,555	$144,808

Audit-related fees (1)	$5,179	$0
Audit and audit-related fees	$192,734	$144,808

Tax fees (2)	$4,436	$0

All other fees	$0	$0

Total fees	$197,170	$144,808

(1) Audit-related fees consists principally of fees for interfund lending procedures and merger related activities.

(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds

Evergreen Income Advantage Fund Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of

Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 9 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: April 20, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: April 20, 2005